UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 – September 30, 2007

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2007. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

September 30, 2007

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,094,374	$11,233,760
EQ/AllianceBernstein Value Portfolio‡	1,608,164	27,127,347
EQ/BlackRock Basic Value Equity Portfolio‡	915,461	16,671,857
EQ/BlackRock International Value Portfolio‡	237,061	4,399,851
EQ/Davis New York Venture Portfolio‡	145,377	1,668,814
EQ/Evergreen International Bond Portfolio‡	3,655,401	39,435,874
EQ/JPMorgan Core Bond Portfolio‡	2,114,593	23,668,173
EQ/Long Term Bond Portfolio‡	4,695,712	64,164,712
EQ/Marsico Focus Portfolio‡	873,723	16,805,924
EQ/Money Market Portfolio‡	21,981	21,981
EQ/PIMCO Real Return Portfolio*‡	1,845,825	19,016,319
EQ/Short Duration Bond Portfolio‡	17,266,595	178,867,463
MarketPLUS International Core Portfolio‡	284,466	4,567,431
Multimanager Aggressive Equity Portfolio‡	313,831	10,391,695
Multimanager Core Bond Portfolio‡	6,389,334	65,304,511
Multimanager High Yield Portfolio‡	5,119,987	29,812,947
Multimanager International Equity Portfolio‡	857,158	15,111,895
Multimanager Large Cap Core Equity Portfolio‡	355,027	4,617,478
Multimanager Large Cap Value Portfolio‡	1,068,212	14,785,242
Multimanager Mid Cap Value Portfolio‡	643,873	6,876,058

Total Investments (100.2%) (Cost $532,742,115)		554,549,332
Other Assets Less Liabilities (-0.2%)		(1,148,998)

Net Assets (100%)		$553,400,334

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$8,951,693	$7,082,754	$4,971,361	$11,233,760	$6,246	$98,170
EQ/AllianceBernstein Value Portfolio	20,091,406	12,453,324	5,322,525	27,127,347	2,892	1,130,799
EQ/BlackRock Basic Value Equity Portfolio	10,274,721	8,819,350	2,891,930	16,671,857	1,690	503,622
EQ/BlackRock International Value Portfolio	2,676,844	2,144,441	800,196	4,399,851	—	45,000
EQ/Davis New York Venture Portfolio	—	2,100,632	444,525	1,668,814	—	(3,503)
EQ/Evergreen International Bond Portfolio	15,653,728	27,265,472	5,647,808	39,435,874	—	212,436
EQ/JPMorgan Core Bond Portfolio	—	32,938,025	9,438,022	23,668,173	842	39,136
EQ/Long Term Bond Portfolio	38,510,641	36,492,521	12,837,836	64,164,712	5,806	(376,723)
EQ/Marsico Focus Portfolio	10,557,488	7,911,646	3,072,568	16,805,924	233	649,156
EQ/Money Market Portfolio	21,192	789	—	21,981	789	—
EQ/PIMCO Real Return Portfolio	—	20,271,676	1,711,296	19,016,319	—	2,591
EQ/Short Duration Bond Portfolio	130,476,014	94,720,708	51,262,066	178,867,463	—	747,463
MarketPLUS International Core Portfolio	2,675,404	2,160,249	787,360	4,567,431	1,358	72,286
Multimanager Aggressive Equity Portfolio	6,419,021	4,791,291	1,732,639	10,391,695	—	396,973
Multimanager Core Bond Portfolio	53,362,516	22,559,852	11,011,563	65,304,511	1,982,333	(219,642)
Multimanager High Yield Portfolio	18,820,630	15,427,036	5,274,947	29,812,947	5,018	48,451
Multimanager International Equity Portfolio	9,075,504	7,240,204	2,623,533	15,111,895	604	351,918
Multimanager Large Cap Core Equity Portfolio	2,766,304	2,256,805	651,351	4,617,478	—	141,629
Multimanager Large Cap Value Portfolio	9,147,950	7,466,966	2,404,127	14,785,242	—	486,627
Multimanager Mid Cap Value Portfolio	4,779,004	3,630,261	1,851,362	6,876,058	—	96,824

	$344,260,060	$317,734,002	$124,737,015	$554,549,332	$2,007,811	$4,423,213

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$317,734,002
Net Proceeds of Sales and Redemptions:
Investment Companies	$128,428,874

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$19,886,231
Aggregate gross unrealized depreciation	(696,603)

Net unrealized appreciation	$19,189,628

Federal income tax cost of investments	$535,359,704

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,667,741	$27,384,387
EQ/AllianceBernstein Value Portfolio‡	5,136,623	86,647,254
EQ/BlackRock Basic Value Equity Portfolio‡	3,183,354	57,973,454
EQ/BlackRock International Value Portfolio‡	1,026,870	19,058,692
EQ/Davis New York Venture Portfolio‡	1,068,774	12,268,710
EQ/Evergreen International Bond Portfolio‡	6,010,182	64,840,161
EQ/Franklin Small Cap Value Portfolio‡	1,474,047	16,239,661
EQ/GAMCO Small Company Value Portfolio‡	206,009	6,991,865
EQ/JPMorgan Core Bond Portfolio‡	2,495,890	27,935,944
EQ/Long Term Bond Portfolio‡	6,226,882	85,087,445
EQ/Marsico Focus Portfolio‡	3,096,617	59,562,968
EQ/Money Market Portfolio‡	21,981	21,981
EQ/PIMCO Real Return Portfolio*‡	3,449,537	35,538,303
EQ/Short Duration Bond Portfolio‡	23,037,772	238,652,027
MarketPLUS International Core Portfolio‡	1,242,432	19,948,689
Multimanager Aggressive Equity Portfolio‡	613,832	20,325,459
Multimanager Core Bond Portfolio‡	9,809,791	100,264,530
Multimanager High Yield Portfolio‡	7,791,824	45,370,665
Multimanager International Equity Portfolio‡	3,946,333	69,574,803
Multimanager Large Cap Core Equity Portfolio‡	1,245,186	16,194,863
Multimanager Large Cap Value Portfolio‡	3,072,529	42,527,194
Multimanager Mid Cap Growth Portfolio‡	305,029	3,132,022
Multimanager Mid Cap Value Portfolio‡	1,386,434	14,806,038
Multimanager Small Cap Value Portfolio‡	780,854	10,247,354

Total Investment Companies (99.9%) (Cost $1,018,558,502)		1,080,594,469

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $1,020,663)	$1,020,663	$1,020,663

Total Investments (100.0%) (Cost/Amortized Cost $1,019,579,165 )		1,081,615,132
Other Assets Less Liabilities (-0.0%)		(42,246)

Net Assets (100%)		$1,081,572,886

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$22,801,702	$8,233,958	$4,437,581	$27,384,387	$14,534	$(89,691)
EQ/AllianceBernstein Value Portfolio	79,443,996	24,100,374	16,901,668	86,647,254	9,562	3,948,970
EQ/BlackRock Basic Value Equity Portfolio	44,313,642	14,937,602	4,053,409	57,973,454	6,211	763,001
EQ/BlackRock International Value Portfolio	14,059,918	4,823,826	1,589,375	19,058,692	—	84,266
EQ/Davis New York Venture Portfolio	—	12,711,522	480,985	12,268,710	—	(9,303)
EQ/Evergreen International Bond Portfolio	30,160,303	33,957,036	3,169,684	64,840,161	—	149,581
EQ/Franklin Small Cap Value Portfolio	53,203	18,027,468	754,765	16,239,661	—	30,599
EQ/GAMCO Small Company Value Portfolio	—	7,123,344	215,381	6,991,865	—	5,660
EQ/JPMorgan Core Bond Portfolio	—	32,712,034	5,059,450	27,935,944	1,049	72,424
EQ/Long Term Bond Portfolio	61,129,833	27,541,189	6,373,913	85,087,445	8,206	(276,091)
EQ/Marsico Focus Portfolio	50,743,765	13,952,090	10,495,732	59,562,968	872	1,873,045
EQ/Money Market Portfolio	21,192	789	—	21,981	789	—
EQ/PIMCO Real Return Portfolio	—	35,402,079	975,069	35,538,303	—	3,991
EQ/Short Duration Bond Portfolio	213,265,762	60,834,384	43,370,172	238,652,027	—	539,743
EQ/Small Company Index Portfolio	13,736,732	645,123	14,118,135	—	—	1,060,529
MarketPLUS International Core Portfolio	14,036,731	5,075,086	1,614,946	19,948,689	6,267	162,213
Multimanager Aggressive Equity Portfolio	17,765,587	5,649,941	4,532,984	20,325,459	—	1,348,428
Multimanager Core Bond Portfolio	96,813,095	20,659,846	17,771,099	100,264,530	3,400,659	(513,702)
Multimanager High Yield Portfolio	35,000,351	11,641,317	2,778,036	45,370,665	8,050	(9,503)
Multimanager International Equity Portfolio	50,300,154	17,013,236	5,014,336	69,574,803	2,936	900,655
Multimanager Large Cap Core Equity Portfolio	11,828,243	4,188,088	890,202	16,194,863	—	341,235
Multimanager Large Cap Value Portfolio	32,214,874	10,328,633	2,516,034	42,527,194	—	682,753
Multimanager Mid Cap Growth Portfolio	1,978,990	1,102,847	293,713	3,132,022	—	21,753
Multimanager Mid Cap Value Portfolio	10,629,093	4,457,399	1,044,278	14,806,038	—	143,099
Multimanager Small Cap Value Portfolio	13,910,464	3,745,718	7,099,162	10,247,354	—	40,070

	$814,207,630	$378,864,929	$155,550,109	$1,080,594,469	$3,459,135	$11,273,725

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$378,864,929
Net Proceeds of Sales and Redemptions:
Investment Companies	$163,856,662

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$62,417,385
Aggregate gross unrealized depreciation	(1,963,401)

Net unrealized appreciation	$60,453,984

Federal income tax cost of investments	$1,021,161,148

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	102,720,023	$1,054,421,852
EQ/AllianceBernstein Value Portfolio‡	29,837,030	503,306,677
EQ/BlackRock Basic Value Equity Portfolio‡	49,457,572	900,693,426
EQ/BlackRock International Value Portfolio‡	11,707,244	217,286,262
EQ/Davis New York Venture Portfolio‡	4,738,746	54,397,167
EQ/Evergreen International Bond Portfolio‡	39,175,853	422,644,224
EQ/Franklin Small Cap Value Portfolio‡	4,692,977	51,702,782
EQ/GAMCO Small Company Value Portfolio‡	729,377	24,754,818
EQ/JPMorgan Core Bond Portfolio‡	12,998,541	145,489,791
EQ/Long Term Bond Portfolio‡	24,194,089	330,600,960
EQ/Marsico Focus Portfolio‡.	28,431,649	546,878,573
EQ/Money Market Portfolio‡	21,981	21,981
EQ/PIMCO Real Return Portfolio*‡	13,436,226	138,424,562
EQ/Short Duration Bond Portfolio‡	79,570,734	824,286,158
EQ/Small Company Index Portfolio‡	853,961	11,370,972
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,900,536	253,541,662
MarketPLUS International Core Portfolio‡	14,192,591	227,878,532
Multimanager Aggressive Equity Portfolio‡	10,665,498	353,160,548
Multimanager Core Bond Portfolio‡	94,080,728	961,586,253
Multimanager High Yield Portfolio‡	73,528,090	428,143,439
Multimanager International Equity Portfolio‡	35,798,657	631,138,974
Multimanager Large Cap Core Equity Portfolio‡	16,177,525	210,404,485
Multimanager Large Cap Value Portfolio‡	24,371,459	337,327,957
Multimanager Mid Cap Growth Portfolio‡	12,501,541	128,365,329
Multimanager Mid Cap Value Portfolio‡	20,988,143	224,137,023
Multimanager Small Cap Value Portfolio‡	18,046,907	236,834,221

Total Investment Companies (99.9%) (Cost $8,307,442,073)		9,218,798,628

	Principal Amount

SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $6,511,003)	$6,511,003	$6,511,003

Total Investments (100.0%) (Cost/Amortized Cost $8,313,953,076 )		9,225,309,631
Other Assets Less Liabilities (0.0%)		4,049,375

Net Assets (100%)		$9,229,359,006

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$74,637,582	$—	$56,545,187	$—	$—	$19,525,667
EQ/AllianceBernstein Quality Bond Portfolio	1,050,743,242	27,212,965	51,207,473	1,054,421,852	557,606	(121,644)
EQ/AllianceBernstein Value Portfolio	455,730,614	43,357,707	8,110,933	503,306,677	58,143	7,413,952
EQ/BlackRock Basic Value Equity Portfolio	811,733,864	63,009,506	22,237,725	900,693,426	102,135	10,551,652
EQ/BlackRock International Value Portfolio	182,206,994	15,751,373	2,041,375	217,286,262	—	595,254
EQ/Davis New York Venture Portfolio	—	54,991,866	577,420	54,397,167	—	(14,018)
EQ/Evergreen International Bond Portfolio	226,029,580	170,912,240	1,189,273	422,644,224	—	283,443
EQ/Franklin Small Cap Value Portfolio	103,123	55,401,605	543,956	51,702,782	—	26,001
EQ/GAMCO Small Company Value Portfolio	—	24,542,082	49,368	24,754,818	—	422
EQ/JPMorgan Core Bond Portfolio	—	147,102,593	3,286,017	145,489,791	6,129	46,501
EQ/Long Term Bond Portfolio	239,591,218	83,628,634	1,971,393	330,600,960	33,343	(84,905)
EQ/Marsico Focus Portfolio	463,298,726	35,238,621	11,936,360	546,878,573	8,407	5,348,199
EQ/Money Market Portfolio	21,192	789	—	21,981	789	—
EQ/PIMCO Real Return Portfolio	—	134,699,173	803,343	138,424,562	—	2,570
EQ/Short Duration Bond Portfolio	816,481,232	100,523,388	121,863,997	824,286,158	—	1,623,781
EQ/Small Company Index Portfolio	62,621,034	9,002,525	59,218,474	11,370,972	—	3,687,391
EQ/Van Kampen Emerging Markets Equity Portfolio	223,855,451	18,983,404	45,209,221	253,541,662	—	8,055,524
MarketPLUS International Core Portfolio	182,967,416	17,219,352	2,028,921	227,878,532	75,041	1,419,882
Multimanager Aggressive Equity Portfolio	300,374,133	23,070,440	10,523,527	353,160,548	—	6,067,407
Multimanager Core Bond Portfolio	917,014,241	101,398,537	59,520,740	961,586,253	31,727,566	(1,674,486)
Multimanager High Yield Portfolio	386,680,704	27,674,842	1,208,288	428,143,439	79,828	86,131
Multimanager International Equity Portfolio	517,933,957	48,332,074	5,752,836	631,138,974	27,996	6,140,544
Multimanager Large Cap Core Equity Portfolio	177,296,749	17,577,518	590,848	210,404,485	—	2,980,048
Multimanager Large Cap Value Portfolio	292,553,572	26,485,367	4,590,578	337,327,957	—	3,897,837
Multimanager Mid Cap Growth Portfolio	154,239,777	1,855,010	36,528,801	128,365,329	—	10,146,364
Multimanager Mid Cap Value Portfolio	223,357,862	7,139,892	21,232,421	224,137,023	—	1,512,222
Multimanager Small Cap Value Portfolio	212,983,113	35,340,310	914,267	236,834,221	—	5,999,849

	$7,972,455,376	$1,290,451,813	$529,682,742	$9,218,798,628	$32,676,983	$93,515,588

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$1,290,451,813
Net Proceeds of Sales and Redemptions:
Investment Companies	$586,824,486
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$922,633,870
Aggregate gross unrealized depreciation	(13,341,702)

Net unrealized appreciation	$909,292,168

Federal income tax cost of investments	$8,316,017,463

The Portfolio has a net capital loss carryforward of $55,165,305 of which $196,495 expires in the year 2008, and $54,968,810 expires in the year 2009.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	28,356,781	$291,082,586
EQ/AllianceBernstein Value Portfolio‡	50,046,223	844,205,951
EQ/BlackRock Basic Value Equity Portfolio‡	60,305,973	1,098,258,392
EQ/BlackRock International Value Portfolio‡	29,080,838	539,739,896
EQ/Davis New York Venture Portfolio‡	7,855,614	90,176,431
EQ/Franklin Small Cap Value Portfolio‡	7,074,003	77,934,671
EQ/GAMCO Small Company Value Portfolio‡	1,147,664	38,951,324
EQ/JPMorgan Core Bond Portfolio‡	17,485,839	195,715,133
EQ/Long Term Bond Portfolio‡	30,832,934	421,317,681
EQ/Marsico Focus Portfolio‡	40,052,208	770,398,320
EQ/PIMCO Real Return Portfolio*‡	11,949,218	123,104,900
EQ/Short Duration Bond Portfolio‡	72,265,692	748,612,040
EQ/Small Company Index Portfolio‡	12,393,410	165,025,253
EQ/Van Kampen Emerging Markets Equity Portfolio‡	19,620,187	418,009,290
MarketPLUS International Core Portfolio‡	19,273,398	309,456,798
Multimanager Aggressive Equity Portfolio‡	15,501,708	513,299,208
Multimanager Core Bond Portfolio‡	78,331,539	800,615,955
Multimanager International Equity Portfolio‡	54,962,413	969,000,617
Multimanager Large Cap Core Equity Portfolio‡	30,946,647	402,491,323
Multimanager Large Cap Value Portfolio‡	38,554,390	533,635,402
Multimanager Mid Cap Growth Portfolio‡	5,499,536	56,469,019
Multimanager Mid Cap Value Portfolio‡	21,777,230	232,563,860
Multimanager Small Cap Value Portfolio‡	27,602,376	362,233,122

Total Investment Companies (99.8%) (Cost $9,043,776,234)		10,002,297,172

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $12,127,178 )	$12,127,178	$12,127,178

Total Investments (99.9%) (Cost/Amortized Cost $9,055,893,412 )		10,014,424,350
Other Assets Less Liabilities (0.1%)		11,554,863

Net Assets (100%)		$10,025,979,213

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$20,144,444	$—	$16,179,191	$—	$—	$4,577,790
EQ/AllianceBernstein Quality Bond Portfolio	235,596,909	60,540,336	12,239,499	291,082,586	150,023	(91,170)
EQ/AllianceBernstein Value Portfolio	612,012,618	227,363,289	12,514,593	844,205,951	92,672	11,642,484
EQ/BlackRock Basic Value Equity Portfolio	758,250,361	285,674,297	4,100,186	1,098,258,392	118,441	3,665,307
EQ/BlackRock International Value Portfolio	312,007,787	194,269,268	8,593,322	539,739,896	—	3,526,271
EQ/Davis New York Venture Portfolio	—	89,707,940	13,016	90,176,431	—	(666)
EQ/Franklin Small Cap Value Portfolio	325,480	81,366,011	49,862	77,934,671	—	4,221
EQ/GAMCO Small Company Value Portfolio	—	38,365,654	—	38,951,324	—	—
EQ/JPMorgan Core Bond Portfolio	—	193,909,383	20,465	195,715,133	7,419	117
EQ/Long Term Bond Portfolio	267,290,086	142,096,031	198,395	421,317,681	40,412	(14,752)
EQ/Marsico Focus Portfolio	600,809,019	198,512,393	93,371,019	770,398,320	11,396	25,757,309
EQ/PIMCO Real Return Portfolio	—	119,077,002	5,106	123,104,900	—	40
EQ/Short Duration Bond Portfolio	561,238,591	185,963,837	23,148,358	748,612,040	—	239,833
EQ/Small Company Index Portfolio	183,680,450	32,284,155	53,719,924	165,025,253	—	2,566,967
EQ/Van Kampen Emerging Markets Equity Portfolio	273,852,666	80,992,393	19,105,124	418,009,290	—	20,225,697
MarketPLUS International Core Portfolio	196,080,028	76,181,348	78,362	309,456,798	97,103	1,599,877
Multimanager Aggressive Equity Portfolio	378,734,859	134,082,601	48,969,072	513,299,208	—	15,911,986
Multimanager Core Bond Portfolio	666,239,477	151,056,442	19,402,492	800,615,955	24,541,219	(990,308)
Multimanager International Equity Portfolio	567,369,872	317,067,417	7,358,295	969,000,617	41,083	11,837,598
Multimanager Large Cap Core Equity Portfolio	278,905,160	111,112,159	13,893,443	402,491,323	—	7,845,522
Multimanager Large Cap Value Portfolio	417,136,578	172,961,703	79,233,543	533,635,402	—	20,181,241
Multimanager Mid Cap Growth Portfolio	40,332,155	9,920,330	21,467	56,469,019	—	693,202
Multimanager Mid Cap Value Portfolio	95,158,914	133,874,638	72,892	232,563,860	—	2,455,262
Multimanager Small Cap Value Portfolio	230,822,766	149,703,219	172,899	362,233,122	—	8,584,154

	$6,695,988,220	$3,186,081,846	$412,460,525	$10,002,297,172	$25,099,768	$140,217,982

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$3,186,081,846
Net Proceeds of Sales and Redemptions:
Investment Companies	$500,053,765
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$987,394,791
Aggregate gross unrealized depreciation	(29,099,557)

Net unrealized appreciation	$958,295,234

Federal income tax cost of investments	$9,056,129,116

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	3,248,263	$33,343,446
EQ/AllianceBernstein Value Portfolio‡	19,183,123	323,590,985
EQ/BlackRock Basic Value Equity Portfolio‡	19,257,228	350,701,789
EQ/BlackRock International Value Portfolio‡	14,567,370	270,370,168
EQ/Davis New York Venture Portfolio‡	4,315,246	49,535,712
EQ/Franklin Small Cap Value Portfolio‡	4,274,878	47,096,558
EQ/GAMCO Small Company Value Portfolio‡	963,791	32,710,740
EQ/JPMorgan Core Bond Portfolio‡	2,584,734	28,930,359
EQ/Marsico Focus Portfolio‡	15,307,355	294,434,721
EQ/PIMCO Real Return Portfolio*‡	2,971,719	30,615,654
EQ/Small Company Index Portfolio‡	3,465,324	46,142,744
EQ/Van Kampen Emerging Markets Equity Portfolio‡	6,704,943	142,849,234
MarketPLUS International Core Portfolio‡	3,885,890	62,392,484
Multimanager Aggressive Equity Portfolio‡	5,347,253	177,060,531
Multimanager Core Bond Portfolio‡	6,570,063	67,151,714
Multimanager International Equity Portfolio‡	18,583,698	327,635,080
Multimanager Large Cap Core Equity Portfolio‡	10,192,352	132,561,480
Multimanager Large Cap Value Portfolio‡	15,911,420	220,231,659
Multimanager Mid Cap Growth Portfolio‡	1,301,493	13,363,674
Multimanager Mid Cap Value Portfolio‡	3,955,930	42,246,247
Multimanager Small Cap Value Portfolio‡	10,373,581	136,135,183

Total Investment Companies (99.6%) (Cost $2,536,288,137)		2,829,100,162

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $7,093,169)	$7,093,169	$7,093,169

Total Investments (99.8%) (Cost/Amortized Cost $2,543,381,306)		2,836,193,331
Other Assets Less Liabilities (0.2%)		4,620,299

Net Assets (100%)		$2,840,813,630

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$7,972,453	$—	$6,413,722	$—	$—	$1,770,321
EQ/AllianceBernstein Quality Bond Portfolio.	24,420,960	8,193,760	42,666	33,343,446	16,163	(1,785)
EQ/AllianceBernstein Value Portfolio	198,877,346	118,931,819	571,036	323,590,985	34,240	3,498,548
EQ/BlackRock Basic Value Equity Portfolio	210,665,931	123,429,107	613,353	350,701,789	36,418	926,425
EQ/BlackRock International Value Portfolio	136,589,869	112,724,246	349,501	270,370,168	—	560,013
EQ/Davis New York Venture Portfolio	—	49,514,298	—	49,535,712	—	2,223
EQ/Franklin Small Cap Value Portfolio	103,100	49,514,439	53,949	47,096,558	—	—
EQ/GAMCO Small Company Value Portfolio	—	32,244,950	—	32,710,740	—	—
EQ/JPMorgan Core Bond Portfolio	—	28,936,713	268,368	28,930,359	1,118	4,169
EQ/Marsico Focus Portfolio	203,806,964	100,429,459	33,878,412	294,434,721	4,145	9,164,311
EQ/PIMCO Real Return Portfolio	—	29,583,966	—	30,615,654	—	—
EQ/Small Company Index Portfolio	70,792,182	21,053,985	44,827,106	46,142,744	—	3,117,125
EQ/Van Kampen Emerging Markets Equity Portfolio	75,610,222	36,890,967	130,950	142,849,234	—	2,797,000
MarketPLUS International Core Portfolio	32,926,695	22,595,846	74,220	62,392,484	18,765	336,071
Multimanager Aggressive Equity Portfolio	122,559,548	59,408,979	21,094,275	177,060,531	—	5,730,902
Multimanager Core Bond Portfolio	72,328,612	13,965,512	19,767,719	67,151,714	2,387,055	(726,838)
Multimanager International Equity Portfolio	163,240,163	134,103,296	377,642	327,635,080	13,326	2,712,464
Multimanager Large Cap Core Equity Portfolio. .	81,800,121	47,297,548	4,609,238	132,561,480	—	2,594,312
Multimanager Large Cap Value Portfolio	129,731,044	78,358,999	381,747	220,231,659	—	1,722,190
Multimanager Mid Cap Growth Portfolio	7,757,669	4,302,844	29,765	13,363,674	—	153,402
Multimanager Mid Cap Value Portfolio	20,475,485	20,551,134	84,177	42,246,247	—	427,526
Multimanager Small Cap Value Portfolio	85,355,835	57,635,953	350,409	136,135,183	—	3,128,850

	$1,645,014,199	$1,149,667,820	$133,918,255	$2,829,100,162	$2,511,230	$37,917,229

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$1,149,667,820
Net Proceeds of Sales and Redemptions:
Investment Companies	$154,134,774
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$302,477,120
Aggregate gross unrealized depreciation	(9,911,318)

Net unrealized appreciation	$292,565,802

Federal income tax cost of investments	$2,543,627,529

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.6%)
Automobiles (0.7%)
Toyota Motor Corp. (ADR)^	169,435	$19,800,174

Diversified Consumer Services (0.8%)
Apollo Global Management LLC, Class A*	300,000	7,500,000
Apollo Group, Inc., Class A*	211,237	12,705,906

		20,205,906

Hotels, Restaurants & Leisure (5.2%)
Ctrip.com International Ltd. (ADR)	84,700	4,387,460
Las Vegas Sands Corp.*^	247,787	33,059,742
McDonald’s Corp.	638,954	34,803,824
MGM MIRAGE*^	190,137	17,005,853
Starwood Hotels & Resorts Worldwide, Inc.	120,300	7,308,225
Wynn Resorts Ltd.^	337,820	53,226,919

		149,792,023

Internet & Catalog Retail (2.7%)
Amazon.com, Inc.*^	486,800	45,345,420
Audible, Inc.*^	866,520	11,264,760
Expedia, Inc.*^	474,900	15,139,812
Liberty Media Corp., Interactive, Class A*	240,000	4,610,400

		76,360,392

Media (5.4%)
Cablevision Systems Corp. - New York Group, Class A*	583,700	20,394,478
CBS Corp., Class B	59,600	1,877,400
Citadel Broadcasting Corp.^	28,445	118,331
Comcast Corp., Class A*	985,873	23,838,409
Comcast Corp., Special Class A*	1,021,674	24,479,309
Liberty Global, Inc., Class A*^	38,500	1,579,270
Liberty Media Corp., Capital Series, Class A*	57,000	7,115,310
Sirius Satellite Radio, Inc.*^	1,441,400	5,030,486
Time Warner, Inc.	1,272,300	23,359,428
Viacom, Inc., Class B*	58,500	2,279,745
Walt Disney Co.	370,400	12,738,056
XM Satellite Radio Holdings, Inc., Class A*^	2,334,100	33,074,197

		155,884,419

Specialty Retail (0.6%)
Lowe’s Cos., Inc.	619,648	17,362,537

Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc., Class A*^	115,250	6,894,255

Total Consumer Discretionary		446,299,706

Consumer Staples (1.0%)
Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	13,402	822,481
CVS Caremark Corp.	541,547	21,461,507

		22,283,988

Personal Products (0.2%)
Bare Escentuals, Inc.*^	222,600	5,536,062

Total Consumer Staples		27,820,050

Energy (9.4%)
Energy Equipment & Services (5.5%)
FMC Technologies, Inc.*	122,600	7,069,116
Grant Prideco, Inc.*	480,600	26,202,312
Schlumberger Ltd.	430,239	45,175,095
Transocean, Inc.*	184,965	20,910,293
Weatherford International Ltd.*	880,100	59,125,118

		158,481,934

Oil, Gas & Consumable Fuels (3.9%)
Anadarko Petroleum Corp.	1,267,300	68,117,375
Chesapeake Energy Corp.^	154,700	5,454,722
Denbury Resources, Inc.*	187,400	8,374,906
El Paso Corp.	430,600	7,307,282
Petroleo Brasileiro S.A. (ADR)^	199,524	15,064,062
USEC, Inc.*^	725,000	7,431,250

		111,749,597

Total Energy		270,231,531

Financials (11.0%)
Capital Markets (4.6%)
E*TRADE Financial Corp.*	1,162,900	15,187,474
Goldman Sachs Group, Inc.	273,445	59,266,469
Lehman Brothers Holdings, Inc.	440,000	27,161,200
Merrill Lynch & Co., Inc.	267,100	19,038,888
TD Ameritrade Holding Corp.*	582,872	10,619,928

		131,273,959

Commercial Banks (1.4%)
Industrial & Commercial Bank of China Ltd., Class H	40,922,000	28,689,118
Wells Fargo & Co.	351,660	12,526,129

		41,215,247

Diversified Financial Services (3.1%)
CIT Group, Inc.	60,000	2,412,000
Citigroup, Inc.	718,100	33,513,727
CME Group, Inc.	33,850	19,881,798
Interactive Brokers Group, Inc.*	304,800	8,004,048
MarketAxess Holdings, Inc.*^	400,420	6,006,300
NASDAQ Stock Market, Inc.*^	474,737	17,888,090

		87,705,963

Insurance (1.2%)
American International Group, Inc.	530,800	35,908,620

Real Estate Investment Trusts (REITs) (0.4%)
ProLogis (REIT)	180,903	12,002,914

Real Estate Management & Development (0.3%)
Move, Inc.*	2,639,140	7,284,026

Total Financials		315,390,729

Health Care (15.3%)
Biotechnology (8.5%)
Alnylam Pharmaceuticals, Inc.*^	406,240	13,312,485
Amgen, Inc.*	506,800	28,669,676
Applera Corp.- Celera Group*	969,921	13,637,089
Biogen Idec, Inc.*	671,200	44,520,696
Celgene Corp.*	110,000	7,844,100
Cepheid, Inc.*^	1,358,421	30,971,999
Combinatorx, Inc.*^	597,215	3,690,789
Genentech, Inc.*	415,114	32,387,194
Genzyme Corp.*	530,000	32,838,800
ImClone Systems, Inc.*^	252,100	10,421,814
Memory Pharmaceuticals Corp.*^	1,289,200	2,294,776
Millennium Pharmaceuticals, Inc.*	351,300	3,565,695
Myriad Genetics, Inc.*^	149,050	7,772,957
Sangamo BioSciences, Inc.*	116,000	1,636,760
Senomyx, Inc.*^	612,800	7,506,800
Vertex Pharmaceuticals, Inc.*^	119,000	4,570,790

		245,642,420

Health Care Equipment & Supplies (0.9%)
Covidien Ltd.*	266,950	11,078,425

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

Given Imaging Ltd.*^	542,805	$14,937,994

		26,016,419

Health Care Providers & Services (3.3%)
UnitedHealth Group, Inc.	1,929,135	93,428,008

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*^	487,180	12,359,757
Compugen Ltd.*	1,328,450	3,254,702
Illumina, Inc.*^	50,400	2,614,752
Qiagen N.V.*^	520,800	10,108,728

		28,337,939

Pharmaceuticals (1.6%)
Alexza Pharmaceuticals, Inc.*^	884,040	7,655,787
BioMimetic Therapeutics, Inc.*^	105,465	1,406,903
Forest Laboratories, Inc.*	530,600	19,786,074
Johnson & Johnson	139,700	9,178,290
King Pharmaceuticals, Inc.*	316,500	3,709,380
Teva Pharmaceutical Industries Ltd. (ADR)	40,100	1,783,247
Valeant Pharmaceuticals International*	250,600	3,879,288

		47,398,969

Total Health Care		440,823,755

Industrials (11.6%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	167,791	14,173,306
L-3 Communications Holdings, Inc.	212,600	21,714,964
Lockheed Martin Corp.	201,454	21,855,744

		57,744,014

Air Freight & Logistics (0.7%)
FedEx Corp.	179,800	18,834,050

Airlines (0.3%)
Continental Airlines, Inc., Class B*	288,950	9,544,019

Construction & Engineering (4.0%)
Fluor Corp.	216,000	31,099,680
Foster Wheeler Ltd.*	191,800	25,179,504
Quanta Services, Inc.*^	1,135,900	30,044,555
Shaw Group, Inc.*^	480,189	27,898,981

		114,222,720

Electrical Equipment (1.4%)
Baldor Electric Co.	191,800	7,662,410
First Solar, Inc.*^	64,700	7,617,778
SunPower Corp., Class A*^	190,100	15,744,082
Thomas & Betts Corp.*	141,900	8,321,016

		39,345,286

Industrial Conglomerates (1.7%)
General Electric Co.	855,800	35,430,120
Tyco International Ltd.	266,950	11,836,563

		47,266,683

Machinery (1.0%)
Caterpillar, Inc.	215,700	16,917,351
Flowserve Corp.	76,300	5,812,534
Pall Corp.	176,700	6,873,630

		29,603,515

Road & Rail (0.5%)
Union Pacific Corp.	133,855	15,133,646

Total Industrials		331,693,933

Information Technology (30.8%)
Communications Equipment (8.1%)
Aruba Networks, Inc.*^	268,700	5,374,000
C-COR, Inc.*	186,400	2,141,736
Ciena Corp.*^	195,500	7,444,640
Cisco Systems, Inc.*	1,505,647	49,851,972
Corning, Inc.	369,100	9,098,315
Infinera Corp.*^	292,800	5,899,920
JDS Uniphase Corp.*^	1,737,587	25,994,302
Juniper Networks, Inc.*	548,913	20,095,705
Motorola, Inc.	597,600	11,073,528
Nokia Oyj (ADR)	1,560,200	59,178,386
Qualcomm, Inc.	867,800	36,673,228

		232,825,732

Computers & Peripherals (3.2%)
Apple, Inc.*	259,024	39,770,545
Hewlett-Packard Co.	284,790	14,179,694
Network Appliance, Inc.*	575,300	15,481,323
SanDisk Corp.*	296,600	16,342,660
Seagate Technology	268,700	6,873,346

		92,647,568

Electronic Equipment & Instruments (1.8%)
Itron, Inc.*^	112,830	10,501,088
Jabil Circuit, Inc.	1,049,000	23,959,160
Trimble Navigation Ltd.*	192,000	7,528,320
Tyco Electronics Ltd.	266,950	9,458,040

		51,446,608

Internet Software & Services (5.4%)
eBay, Inc.*^	1,050,300	40,982,706
Google, Inc., Class A*	94,124	53,393,721
Yahoo!, Inc.*	2,220,600	59,600,904

		153,977,331

Semiconductors & Semiconductor Equipment (7.0%)
Advanced Micro Devices, Inc.*	1,959,096	25,860,067
Broadcom Corp., Class A*	715,912	26,087,833
Cirrus Logic, Inc.*^	201,100	1,287,040
DSP Group, Inc.*^	78,700	1,245,821
Intel Corp	1,008,097	26,069,388
International Rectifier Corp.*	393,900	12,994,761
KLA-Tencor Corp.	279,748	15,604,344
Lam Research Corp.*	362,465	19,304,886
MEMC Electronic Materials, Inc.*	24,500	1,442,070
Micron Technology, Inc.*	1,017,900	11,298,690
Netlogic Microsystems, Inc.*^	502,337	18,139,389
RF Micro Devices, Inc.*^	226,700	1,525,691
Silicon Laboratories, Inc.*	318,733	13,310,290
Teradyne, Inc.*	188,200	2,597,160
Texas Instruments, Inc.	658,400	24,090,856

		200,858,286

Software (5.3%)
Activision, Inc.*	505,900	10,922,381
Autodesk, Inc.*	143,100	7,150,707
Cadence Design Systems, Inc.*^	315,400	6,998,726
Electronic Arts, Inc.*	493,900	27,653,461
NAVTEQ Corp.*	333,394	25,994,730
Nuance Communications, Inc.*^	518,250	10,007,407
Perfect World Co. Ltd. (ADR)*^	181,900	4,967,689
Red Hat, Inc.*^	1,126,780	22,389,119
Salesforce.com, Inc.*	400,165	20,536,468
Shanda Interactive Entertainment Ltd. (ADR)*^	395,846	14,729,430
THQ, Inc.*	99,000	2,473,020

		153,823,138

Total Information Technology		885,578,663

Materials (1.6%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	55,609	5,436,336
Monsanto Co.	305,278	26,174,536

		31,610,872

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.^	148,080	$15,532,111

Total Materials		47,142,983

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc	652,230	27,595,851
Level 3 Communications, Inc.*^	1,604,776	7,462,209
NeuStar, Inc., Class A*^	29,300	1,004,697

Total Telecommunication Services		36,062,757

Utilities (0.6%)
Electric Utilities (0.2%)
ITC Holdings Corp.^	153,600	7,610,880

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	524,970	10,520,399

Total Utilities		18,131,279

Total Common Stocks (98.2%) (Cost $ 2,408,142,373)		2,819,175,386

	Number of Warrants

WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45, expiring 10/14/09*†(b) (Cost $—)	48,100	—

	Principal Amount

SHORT-TERM INVESTMENTS:
Government Securities (1.2%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	$26,100,000	26,097,100
U.S. Treasury Bills
3.77%, 1/10/08 (p)	3,567,000	3,529,301
3.81%, 1/31/08 (p)	1,465,000	1,446,198
3.88%, 2/7/08 (p)	1,392,000	1,372,786
(When Issued)
3.78%, 1/3/08 (p)	2,095,000	2,074,285

Total Government Securities		34,519,670

Short-Term Investments of Cash Collateral for Securities Loaned (17.6%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	8,340,025	8,340,025
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,439,147	5,439,147
Banesto S.A./Madrid
5.33%, 12/27/07	13,597,866	13,597,866
Barclays plc/Seoul
5.22%, 10/29/07	9,065,244	9,065,244
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	3,988,707	3,988,707
Beta Finance, Inc.
4.87%, 1/31/08 (l)	725,220	725,220
4.87%, 3/10/08 (l)	1,812,876	1,812,876
BNP Paribas S.A.
5.20%, 10/1/07	19,454,014	19,454,014
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	8,702,634	8,702,634
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	5,439,147	5,439,147
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	4,245,798	4,245,798
Comerica Bank
5.78%, 3/16/09 (l)	1,812,886	1,812,886
Commerzbank AG/Frankfurt
5.20%, 10/1/07	1,323,526	1,323,526
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	2,506,819	2,506,819
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	4,713,927	4,713,927
Den Danske Bank/London
5.50%, 10/1/07	22,663,111	22,663,111
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	10,878,293	10,878,293
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	1,813,049	1,813,049
Dexia Bank
5.13%, 10/1/07	9,065,244	9,065,244
Fenway Funding LLC
5.37%, 10/2/07	10,195,926	10,195,926
Fifth Third Bancorp
5.14%, 8/22/08 (l)	543,910	543,910
First Tennessee Bank
5.77%, 8/15/08 (l)	16,316,330	16,316,330
General Electric Capital Corp.
4.90%, 3/12/10 (l)	725,220	725,220
Glitnir banki hf
5.62%, 8/15/08 (l)	9,065,244	9,065,244
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	1,994,354	1,994,354
5.37%, 8/18/08 (l)	3,626,098	3,626,098
4.91%, 3/27/09 (l)	5,076,537	5,076,537
Hartford Life, Inc.
5.80%, 9/26/08 (l)	1,450,439	1,450,439
ING Bank N.V./United States
5.85%, 12/28/07 (l)	13,597,866	13,597,866
IXIS Corporate & Investment Bank
5.28%, 10/1/07	18,130,488	18,130,488
K2 (USA) LLC
4.87%, 5/29/09 (l)	7,248,710	7,248,710
4.87%, 6/18/09 (l)	9,060,492	9,060,492
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	10,877,952	10,877,952
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	634,567	634,567
5.60%, 8/21/09 (l)	4,532,562	4,532,562
Links Finance LLC
4.87%, 6/25/09 (l)	2,718,385	2,718,385
Mane Funding Corp.
5.25%, 10/1/07	18,122,556	18,122,556
Market Street Funding Corp.
5.30%, 10/1/07	18,122,481	18,122,481
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	4,532,622	4,532,622
Monumental Global Funding II
4.86%, 4/25/08 (l)	2,175,659	2,175,659
4.93%, 5/26/10 (l)	8,521,330	8,521,330
Morgan Stanley
5.40%, 5/7/09 (l)	9,065,244	9,065,244
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	89,474,067	89,474,067
5.35%, 10/1/07 (r)	12,691,342	12,691,342
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	5,439,147	5,439,147
New York Life Insurance Co.
5.42%, 12/28/07 (l)	6,164,366	6,164,366
Pricoa Global Funding I
4.90%, 6/25/10 (l)	5,437,650	5,437,650

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)

Rheingold Securitization Ltd.
5.35%, 10/25/07	$13,416,380	$13,416,380
5.35%, 1/7/08	4,422,207	4,422,207
Royal Bank of Scotland plc/London
5.30%, 10/1/07	18,130,488	18,130,488
Simba Funding Corp.
5.25%, 10/1/07	18,122,556	18,122,556
Three Pillars Funding Corp.
5.25%, 10/1/07	18,122,556	18,122,556
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	1,813,049	1,813,049

Total Short-Term Investments of Cash Collateral for Securities Loaned		505,156,313

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.43%, 10/1/07	19,096,612	19,096,612

Total Short-Term Investments (19.4%) (Cost/Amortized Cost $ 558,778,406)		558,772,595

Total Investments (117.6%) (Cost/Amortized Cost $ 2,966,920,779)		3,377,947,981
Other Assets Less Liabilities (-17.6%)		(504,920,991)

Net Assets (100%)		$2,873,026,990

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,733,805,928
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,825,453,602
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$520,811,767
Aggregate gross unrealized depreciation	(149,771,777)

Net unrealized appreciation	$371,039,990

Federal income tax cost of investments	$3,006,907,991

At September 30, 2007, the Portfolio had loaned securities with a total value of $496,399,821. This was secured by collateral of $505,156,313 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $6,147,441 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $10,060 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $566,593,973 of which $499,390,632 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Portfolio of Investments

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (20.7%)
Asset-Backed Securities (4.9%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.211%, 2/25/36 (l)	$1,418,315	$1,414,707
Series 06-HE3 A2A
5.181%, 6/25/36 (l)	3,204,293	3,192,974
Aegis Asset Backed Securities Trust,
Series 06-1 A1
5.211%, 1/25/37 (l)	6,657,110	6,622,120
Ameriquest Mortgage Securities, Inc.,
Series 04-R11 A1
5.434%, 11/25/34 (l)	3,568,195	3,358,038
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.401%, 6/25/32 (l)	39,202	39,214
Series 02-BC4 A
5.421%, 7/25/32 (l)	8,882	8,628
Asset Backed Funding Certificates,
Series 06-OPT3 A3A
5.191%, 11/25/36 (l)	6,528,223	6,490,835
Bear Stearns Asset Backed Securities Trust,
Series 02-2 A1
5.461%, 10/25/32 (l)	24,724	24,183
Series 03-2 A2
5.581%, 3/25/43 (l)	115,915	115,064
Series 06-HE1 1A1
5.221%, 12/25/35 (l)	1,803,127	1,795,870
Carrington Mortgage Loan Trust,
Series 06-RFC1 A1
5.171%, 5/25/36 (l)	2,246,118	2,237,704
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 §(l)	114,350	113,064
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	6,025,000	6,020,414
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	3,819,003	3,793,413
Series 06-A A2
5.370%, 1/15/09	762,404	762,577
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,441,800
Countrywide Asset-Backed Certificates,
Series 06-6 2A1
5.201%, 9/25/36 (l)	396,478	396,366
Series 06-19 2A1
5.191%, 3/25/37 (l)	6,852,989	6,819,137
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.751%, 1/25/32 (l)	32,396	31,673
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	7,765,200	7,772,552
Series 06-C A3
5.020%, 7/8/10	11,650,000	11,636,003
Series 06-D A4
4.940%, 2/8/12	9,900,000	9,846,319
Fieldstone Mortgage Investment Corp.,
Series 06-1 A1
5.211%, 5/25/36 (l)	3,189,887	3,178,283
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FF4 A1
5.201%, 3/25/36 (l)	2,273,811	2,265,963
Ford Credit Auto Owner Trust,
Series 05-B A3
4.170%, 1/15/09	852,949	852,157
Series 05-C A3
4.300%, 8/15/09	3,922,262	3,906,854
Series 06-B A3
5.260%, 10/15/10	12,250,000	12,256,523
GSAA Home Equity Trust,
Series 06-5 2A1
5.201%, 3/25/36 (l)	3,894,951	3,847,477
GSAMP Trust,
Series 02-NC1 A2
5.771%, 7/25/32 (l)	4,114	3,935
Home Equity Asset Trust,
Series 02-1 A4
5.731%, 11/25/32 (l)	4,106	3,918
Honda Auto Receivables Owner Trust,
Series 05-6 A3
4.850%, 10/19/09	6,361,810	6,348,793
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,218,225
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	6,049,452
Nationstar Home Equity Loan Trust,
Series 06-B AV1
5.201%, 9/25/36 (l)	3,571,094	3,558,318
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	10,225,000	10,216,334
Renaissance Home Equity Loan Trust,
Series 03-2 A
5.571%, 8/25/33 (l)	44,595	43,079
Series 03-3 A
5.631%, 12/25/33 (l)	284,872	276,863
Residential Asset Mortgage Products, Inc.,
Series 05-RZ4 A1
5.251%, 11/25/35 (l)	2,440,623	2,429,890
Series 06-RS2 A1
5.211%, 3/25/36 (l)	1,175,087	1,173,591
Salomon Brothers Mortgage Securities VII, Inc.,
Series 02-CIT1 A
5.431%, 3/25/32 (l)	78,002	77,442
Saxon Asset Securities Trust,
Series 02-1 AV2
5.401%, 1/25/32 (l)	16,833	16,764
SLM Student Loan Trust,
Series 06-8 A1
5.340%, 4/25/12 (l)	1,943,906	1,944,044
Structured Asset Investment Loan Trust,
Series 06-1 A1
5.211%, 1/25/36 (l)	1,725,102	1,720,284
Structured Asset Securities Corp.,
Series 02-HF1 A
5.421%, 1/25/33 (l)	99,101	95,688
Series 03-2
5.855%, 1/21/09 (b)(l)	1,605,226	1,601,213
Series 03-AL2 A
3.357%, 1/25/31 §	801,290	703,288
Wells Fargo Home Equity Trust,
Series 05-2 AII2
5.371%, 10/25/35 §(l)	660,677	658,033

		140,379,066

Non-Agency CMO (15.8%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	1,376,183	1,365,436

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-6 4A1
5.000%, 7/25/19	$1,444,351	$1,419,598
Banc of America Commercial Mortgage, Inc.,
Series 00-1 A2A
7.333%, 11/15/31 (l)	6,310,000	6,536,478
Series 01-1 A2
6.503%, 4/15/36	4,429,382	4,598,451
Series 02-PB2 A2
5.676%, 6/11/35	3,725,571	3,733,601
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,523,443
Banc of America Funding Corp.,
Series 06-A 1A1
4.614%, 2/20/36 (l)	2,078,134	2,057,876
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-10 A2
4.750%, 10/25/35 (l)	2,700,000	2,651,753
Series 07-4 22A1
6.012%, 6/25/47 (l)	2,543,795	2,508,723
Bear Stearns Alt-A Trust,
Series 06-6 31A1
5.819%, 11/25/36 (l)	4,805,413	4,805,139
Series 06-6 32A1
5.819%, 11/25/36 (l)	5,194,891	5,204,950
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 00-WF2 A2
7.320%, 10/15/32 (l)	2,890,000	3,048,106
Series 03-T12 A4
4.680%, 8/13/39 (l)	6,825,000	6,607,585
Bear Stearns Structured Products, Inc.,
Series 07-R7 A1
5.700%, 1/25/37 †§(l)	4,231,236	4,201,822
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	519,937	539,503
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,372,735
Citigroup Commercial Mortgage Trust,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,611,045
Citigroup Mortgage Loan Trust, Inc.,
Series 05-4 A
5.344%, 8/25/35 (l)	26,073,992	25,723,075
Series 06-AR1 1A1
4.900%, 10/25/35 (l)	8,716,663	8,657,897
Series 07-C6 AM
5.889%, 12/10/49 (l)	3,575,000	3,555,853
Commercial Mortgage Acceptance Corp.,
Series 98-C2 A2
6.030%, 9/15/30	1,501,317	1,500,260
Commercial Mortgage Pass Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33 (l)	5,802,210	6,051,009
Series 07-C9 A4
6.010%, 12/10/49 (l)	9,890,000	10,078,595
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	294,597	295,500
Series 06-OC8 2A1A
5.221%, 11/25/36 (l)	7,353,248	7,346,026
Series 07-A8 A1
6.000%, 11/30/37	9,600,000	9,439,500
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 1A3
6.000%, 11/25/26 §	463,062	461,000
Series 03-R4 2A
6.500%, 1/25/34 §(l)	297,383	304,623
Series 07-16 A1
6.500%, 10/25/37	5,874,114	5,922,386
Credit Suisse Mortgage Capital Certificates,
Series 06-3 1A1A
5.221%, 4/25/36 (l)	1,969,733	1,966,294
Series 06-C5 A3
5.311%, 12/15/39	10,020,000	9,833,639
CS First Boston Mortgage Securities Corp.,
Series 98-C1 A1B
6.480%, 5/17/40)	6,135,488	6,167,507
Series 98-C2 A2
6.300%, 11/15/30	1,020,138	1,028,802
Series 02-CKS4 A2
5.183%, 11/15/36	7,435,000	7,416,814
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,321,435
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,800,255
Series 02-P1A A
5.953%, 3/25/32 §(l)	29,440	29,340
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	6,948,390
Series 05-C2 A4
4.832%, 4/15/37	4,760,000	4,562,738
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31 (l)	441,261	440,810
Series 99-CG1 A1B
6.460%, 3/10/32	258,445	262,087
Series 99-CG2 A1B
7.300%, 6/10/32 (l)	3,621,876	3,732,521
Series 00-CKP1 A1B
7.180%, 11/10/33	6,022,961	6,327,772
First Horizon Alternative Mortgage Securities Trust,
Series 06-FA2 1A5
6.000%, 5/25/36	8,693,270	8,773,376
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
6.103%, 11/15/31 (l)	648,456	645,804
First Union National Bank Commercial Mortgage Trust,
Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,769,989
General Electric Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	1,758,136	1,735,961
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C2 A2
6.945%, 9/15/33	310,590	318,053
Series 99-C3 A2
7.179%, 8/15/36 (l)	2,709,435	2,795,731
Series 00-C1 A2
7.724%, 3/15/33 (l)	3,796,442	3,981,095
Series 00-C2 A2
7.455%, 8/16/33 (l)	3,158,544	3,320,307
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,391,152
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,833,017
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,198,700
Series 07-GG9 A4
5.444%, 3/10/39	8,775,000	8,671,437
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	4,347,149	4,361,929
Series 06-GG8 A4
5.560%, 11/10/39^	5,360,000	5,364,012

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.058%, 8/25/34 (l)	$6,090,952	$6,049,698
Series 05-AR4 6A1
5.250%, 7/25/35 (l)	24,020,492	23,176,960
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	2,289,444	2,266,695
Series 05-AR7 6A1
5.251%, 11/25/35 (l)	4,784,319	4,573,927
Heller Financial Commercial Mortgage Asset Corp.,
Series 99-PH1 A2
6.847%, 5/15/31 (l)	407,911	414,149
Homebanc Mortgage Trust,
Series 05-4 A1
5.401%, 10/25/35 (l)	3,391,890	3,333,871
Impac CMB Trust,
Series 03-8 2A1
6.405%, 10/25/33 (l)	282,111	280,197
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,478,048
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,351,404
Series 01-CIBC A3
6.260%, 3/15/33	5,121,659	5,285,329
Series 07-LD11 A2
5.992%, 6/15/49 (l)	3,450,000	3,517,388
Series 07-LD12 A2
5.827%, 2/15/51	2,810,000	2,858,735
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,297,667	1,306,100
LB-UBS Commercial Mortgage Trust,
Series 02-C2 A4
5.594%, 6/15/31	6,949,000	7,066,579
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,706,356
Series 04-C7 A1A
4.475%, 10/15/29	8,974,247	8,715,427
Series 06-C6 A4
5.372%, 9/15/39	3,295,000	3,256,800
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	2,752,392	2,703,260
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	524,678	521,417
Series 05-A10 A
5.341%, 2/25/36 (l)	2,601,797	2,579,562
Morgan Stanley Capital I,
Series 99-LIFE A2
7.110%, 4/15/33 (l)	6,547,344	6,741,496
Series 06-IQ12 A4
5.332%, 12/15/43	3,455,000	3,397,709
Series 07-HQ12 A2
5.811%, 4/12/49 (l)	1,250,000	1,266,221
Series 07-IQ15 A4
6.078%, 6/11/49 (l)	11,450,000	11,729,493
Series 07-IQ15 AM
6.078%, 6/11/49 (l)	5,075,000	5,114,965
Morgan Stanley Dean Witter Capital I,
Series 02-IQ2 A4
5.740%, 12/15/35	6,865,000	7,008,955
Nationslink Funding Corp.,
Series 98-2 A2
6.476%, 8/20/30	5,821,981	5,845,700
Residential Accredit Loans, Inc.,
Series 03-QR19 CB1
5.750%, 10/25/33	437,615	437,925
Series 06-QS2 1A9
5.500%, 2/25/36	7,141,000	7,144,265
Salomon Brothers Mortgage Securities VII, Inc.,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,048,239
Sequoia Mortgage Trust,
Series 03-4 2A1
5.846%, 7/20/33 (l)	281,098	278,249
Series 10 2A1
5.876%, 10/20/27 (l)	120,335	120,071
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.451%, 10/25/35 (l)	2,417,245	2,355,546
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
5.833%, 9/19/32 (l)	73,026	72,928
Series 05-AR5 A1
5.753%, 7/19/35 (l)	545,129	543,403
Series 05-AR5 A2
5.573%, 7/19/35 (l)	3,018,663	3,004,438
Series 06-AR3 12A1
5.351%, 5/25/36 (l)	2,121,805	2,073,906
Terra LNR Ltd.,
Series 06-1A A1
5.883%, 6/15/17 §(l)	119,199	119,199
TIAA Retail Commercial Trust,
Series 01-C1A A4
6.680%, 6/19/31 §(l)	9,155,000	9,383,103
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.037%, 3/15/42	5,110,000	5,047,838
Series 05-C20 A6A
5.110%, 7/15/42 (l)	7,640,000	7,562,010
WaMu Mortgage Pass-Through Certificates,
Series 02-AR6 A
6.383%, 6/25/42 (l)	145,169	142,900
Series 02-AR9 1A
6.383%, 8/25/42 (l)	181,402	182,208
Series 03-R1 A1
5.671%, 12/25/27 (l)	1,385,063	1,384,935
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.476%, 7/25/34 (l)	5,509,771	5,381,194
Series 07-11 A96
6.000%, 8/25/37	8,633,061	8,642,471

		455,592,204

Total Asset-Backed and Mortgage-Backed Securities		595,971,270

Consumer Discretionary (0.9%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
4.050%, 6/4/08^	200,000	197,809

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	512,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14^	100,000	98,000

		610,500

Media (0.9%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,143,255

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Cable Holdings LLC
7.875%, 8/1/13	$130,000	$142,272
7.125%, 2/15/28	360,000	370,745
Comcast Corp.
6.500%, 1/15/15	969,000	1,001,231
6.500%, 1/15/17	2,550,000	2,630,480
7.050%, 3/15/33	15,000	15,811
6.500%, 11/15/35	1,235,000	1,219,497
6.950%, 8/15/37	4,900,000	5,143,089
COX Communications, Inc.
7.125%, 10/1/12	115,000	121,880
Historic TW, Inc.
6.625%, 5/15/29^	200,000	195,869
News America Holdings, Inc.
7.750%, 1/20/24	145,000	158,809
8.500%, 2/23/25	775,000	911,638
8.450%, 8/1/34	245,000	297,678
News America, Inc.
7.125%, 4/8/28	275,000	283,036
R.H. Donnelley Corp.,
Series A-3
8.875%, 1/15/16^	7,000,000	7,131,250
TCI Communications, Inc.
7.875%, 2/15/26	820,000	903,338
Time Warner Cable, Inc.
6.550%, 5/1/37 §	2,350,000	2,305,305
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,784
Time Warner, Inc.
6.750%, 4/15/11	135,000	140,318
7.700%, 5/1/32	598,000	656,612
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	72,703

		24,855,600

Total Consumer Discretionary		25,663,909

Consumer Staples (0.6%)
Food & Staples Retailing (0.0%)
SUPERVALU, Inc.
7.500%, 11/15/14	1,700,000	1,729,750

Food Products (0.1%)
Kraft Foods, Inc.
6.500%, 8/11/17	4,340,000	4,483,007

Household Products (0.4%)
Kimberly Clark Corp.
5.460%, 7/30/10 (l)	10,400,000	10,401,622

Tobacco (0.1%)
Reynolds American, Inc.
6.750%, 6/15/17	1,930,000	1,973,956

Total Consumer Staples		18,588,335

Energy (0.8%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10^	1,100,000	1,112,773
7.600%, 8/15/96 §	525,000	587,398
Transocean, Inc.
5.869%, 9/5/08 (l)	6,200,000	6,188,747

		7,888,918

Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	3,600,000	3,544,196
ConocoPhillips
7.000%, 3/30/29	30,000	32,454
El Paso Corp.
7.000%, 6/15/17^	950,000	964,616
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	402,169
Enterprise Products Operating LP,
Series B
4.000%, 10/15/07	575,000	574,589
Forest Oil Corp.
8.000%, 6/15/08	1,507,000	1,522,070
Tesoro Corp.
6.625%, 11/1/15	1,550,000	1,550,000
6.500%, 6/1/17^§	5,450,000	5,409,125
XTO Energy, Inc.
6.750%, 8/1/37	2,150,000	2,243,375

		16,242,594

Total Energy		24,131,512

Financials (17.4%)
Capital Markets (5.8%)
Bank of New York Co., Inc.
3.800%, 2/1/08	1,200,000	1,193,652
Bear Stearns Cos., Inc.
5.590%, 8/21/09 (l)	2,700,000	2,634,158
5.584%, 2/23/10 (l)	7,000,000	6,840,309
5.760%, 7/19/10 (l)	1,805,000	1,773,106
6.950%, 8/10/12	4,965,000	5,176,593
6.400%, 10/2/17	2,675,000	2,663,115
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	3,650,000	3,453,809
Goldman Sachs Group, Inc.
5.300%, 12/22/08 (l)	100,000	99,696
5.250%, 12/23/08 (l)	5,100,000	5,083,568
5.498%, 6/28/10 (l)	10,000,000	9,964,090
5.250%, 10/15/13	7,710,000	7,532,385
6.250%, 9/1/17	28,000,000	28,612,920
Lehman Brothers Holdings, Inc.
5.260%, 12/23/08 (l)	10,200,000	10,086,454
5.645%, 5/25/10 (l)	8,975,000	8,748,085
5.750%, 7/18/11	2,375,000	2,382,481
7.000%, 9/27/27	2,825,000	2,892,481
7.394%, 9/15/22 (l)	2,175,000	2,166,659
Merrill Lynch & Co., Inc.
5.400%, 10/23/08^ (l)	8,500,000	8,475,069
5.240%, 12/22/08 (l)	1,700,000	1,694,235
6.050%, 8/15/12	2,300,000	2,358,234
6.400%, 8/28/17^	30,000,000	30,953,730
Morgan Stanley
5.189%, 11/21/08 (l)	3,300,000	3,283,721
5.600%, 1/22/09 (l)	600,000	597,793
5.050%, 1/21/11^	2,315,000	2,288,097
6.750%, 4/15/11	800,000	836,104
5.610%, 1/9/12 (l)	8,575,000	8,400,439
5.625%, 1/9/12	1,935,000	1,950,313
5.300%, 3/1/13	300,000	295,268
5.550%, 4/27/17	2,825,000	2,740,897

		165,177,461

Certificates of Deposit (1.3%)
Bank of Ireland
5.400%, 1/15/10 (l)	4,000,000	4,003,212
Calyon/New York
5.340%, 1/16/09 (l)	6,800,000	6,802,333
Fortis Bank S.A./New York
5.074%, 4/28/08 (l)	2,500,000	2,500,720
5.074%, 6/30/08 (l)	4,000,000	4,000,716
Nordea Bank Finland plc/New York
5.066%, 4/2/08 (l)	2,700,000	2,698,161
5.443%, 5/28/08 (l)	7,400,000	7,398,587
5.808%, 4/9/09 (l)	2,300,000	2,295,908
SunTrust Bank
4.415%, 6/15/09	980,000	965,240

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Unicredito Italiano Bank plc/New York
5.350%, 5/6/08 (l)		$1,700,000	$1,698,235
5.506%, 5/29/08 (l)		4,700,000	4,696,137

			37,059,249

Commercial Banks (3.2%)
Bank of Scotland plc
3.500%, 11/30/07 §		1,285,000	1,283,169
5.400%, 7/17/09 §(l)		4,300,000	4,290,243
Bank One N.A./Illinois
3.700%, 1/15/08#		1,250,000	1,244,896
Bank One N.A./Texas
6.250%, 2/15/08		1,000,000	1,004,052
BankBoston N.A.
6.375%, 4/15/08#		625,000	628,266
Barclays Bank plc
7.434%, 9/29/49 §(l)		1,650,000	1,753,420
Charter One Bank N.A.
5.410%, 4/24/09 (l)		5,600,000	5,563,589
Commonwealth Bank of Australia
5.860%, 6/8/09 §(l)		600,000	599,492
DnB NOR Bank ASA
5.430%, 10/13/09 §(l)		6,100,000	6,101,183
Eksportfinans A/S
3.375%, 1/15/08		4,070,000	4,057,501
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49 §(l)		550,000	516,627
ICICI Bank Ltd.
5.900%, 1/12/10 §(l)		3,400,000	3,370,638
Mellon Capital IV, Series 1
6.244%, 6/29/49 (l)		2,100,000	2,076,793
Mizuho Financial Group, Inc./Aruba
1.433%, 10/2/27 †(l)	JPY	300,000,000	2,626,649
National Australia Bank Ltd.
5.765%, 9/11/09 §(l)		$6,200,000	6,212,648
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		725,000	763,737
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		780,000	737,549
Rabobank Nederland
0.200%, 6/20/08	JPY	148,000,000	1,280,710
Royal Bank of Scotland Group plc
7.640%, 3/31/49 (l)		$4,225,000	4,425,054
Royal Bank of Scotland plc
5.370%, 4/11/08 § (l)		2,700,000	2,698,923
5.410%, 7/21/08 § (l)		1,200,000	1,198,986
Santander U.S. Debt S.A. Unipersonal
5.420%, 10/21/08 §(l)		8,900,000	8,884,692
Sumitomo Mitsui Banking Corp.
1.151%, 12/31/49 (l)		200,000,000	1,765,398
1.514%, 12/31/49 (l)		100,000,000	877,934
5.625%, 7/29/49 §(l)		300,000	279,160
SunTrust Banks, Inc.
3.625%, 10/15/07		845,000	844,363
4.000%, 10/15/08		895,000	885,859
SunTrust Capital VIII
6.100%, 12/15/36 (l)		1,450,000	1,315,372
U.S. Bank N.A./Ohio
4.400%, 8/15/08		2,270,000	2,251,148
Unicredito Luxembourg Finance S.A.
5.410%, 10/24/08 §(l)		8,200,000	8,203,534
Wachovia Bank N.A./North Carolina
4.375%, 8/15/08		270,000	268,647
5.250%, 3/23/09 (l)		9,000,000	8,986,266
Wachovia Corp.
6.300%, 4/15/08		1,165,000	1,174,923
Wells Fargo & Co.
4.200%, 1/15/10		1,950,000	1,917,349
4.625%, 8/9/10		2,390,000	2,364,960
4.875%, 1/12/11		460,000	455,674

			92,909,404

Consumer Finance (0.8%)
Capital One Financial Corp.
6.750%, 9/15/17		2,300,000	2,355,053
Ford Motor Credit Co. LLC
4.950%, 1/15/08^		3,900,000	3,875,016
5.625%, 10/1/08^		3,600,000	3,517,423
7.250%, 10/25/11		3,150,000	2,951,909
7.800%, 6/1/12^		250,000	237,825
HSBC Finance Corp.
5.809%, 12/5/08 (l)		2,500,000	2,496,355
SLM Corp.
5.500%, 7/27/09 (l)		5,900,000	5,671,428
5.660%, 1/27/14 (l)		2,950,000	2,574,607

			23,679,616

Diversified Financial Services (4.8%)
Associates Corp. of North America
6.250%, 11/1/08#		650,000	657,485
6.875%, 11/15/08		4,100,000	4,177,367
Bank of America Corp.
6.250%, 4/1/08		425,000	426,784
5.670%, 2/17/09 (l)		9,055,000	9,065,114
5.625%, 10/14/16		3,050,000	3,047,492
6.000%, 9/1/17		5,225,000	5,346,163
Bank of America N.A.
6.100%, 6/15/17		1,275,000	1,309,618
Belvoir Land LLC, Series A-1
5.270%, 12/15/47 §		825,000	723,137
BTM Curacao Holdings N.V.
1.187%, 12/31/49 (l)	JPY	100,000,000	868,198
Caterpillar Financial Services Corp.
5.550%, 8/11/09 (l)		$6,100,000	6,069,915
CIT Group, Inc.
5.704%, 5/23/08^ (l)		5,900,000	5,800,438
Citigroup Global Markets Holdings, Inc.
5.794%, 3/17/09 (l)		19,200,000	19,212,557
Citigroup, Inc.
3.500%, 2/1/08		2,615,000	2,600,095
3.625%, 2/9/09		980,000	962,752
6.200%, 3/15/09		905,000	920,346
5.228%, 12/28/09 (l)		4,100,000	4,084,113
4.125%, 2/22/10		3,940,000	3,869,746
4.625%, 8/3/10		485,000	481,109
6.000%, 8/15/17^		1,320,000	1,350,654
5.875%, 5/29/37		1,335,000	1,286,841
General Electric Capital Corp.
5.360%, 10/24/08 (l)		3,000,000	2,989,062
5.794%, 6/15/09 (l)		5,100,000	5,086,449
5.440%, 5/10/10 (l)		3,700,000	3,679,820
5.000%, 11/15/11^		12,270,000	12,214,576
5.500%, 9/16/67 §(l)		10,400,000	14,709,755
Irwin Land LLC, Series A-1
5.030%, 12/15/25 §		725,000	672,278
Series A-2
5.300%, 12/15/35		1,195,000	1,104,945
JP Morgan Chase Capital XXV
6.800%, 10/1/37		5,975,000	5,984,100
JPMorgan Chase & Co.
4.000%, 2/1/08		740,000	737,302
6.375%, 2/15/08		775,000	778,487

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		$5,400,000	$5,411,344
6.000%, 10/1/17		5,765,000	5,820,886
MassMutual Global Funding II
2.550%, 7/15/08 §		850,000	832,718
Nationwide Building Society
4.250%, 2/1/10 §		295,000	288,955
New York Life Global Funding
3.875%, 1/15/09 §		775,000	769,395
Pemex Finance Ltd.
9.030%, 2/15/11#		75,000	79,125
Pricoa Global Funding I
4.350%, 6/15/08 §		1,275,000	1,261,961
TIAA Global Markets, Inc.
3.875%, 1/22/08^§		615,000	612,003
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	320,852
USAA Capital Corp.
4.000%, 12/10/07 §		975,000	972,313
ZFS Finance USA Trust I
6.500%, 5/9/37 §(l)		1,945,000	1,880,427

			138,466,677

Insurance (1.3%)
Allstate Corp.
6.125%, 5/15/37^ (l)		1,480,000	1,451,081
American International Group, Inc.
5.400%, 1/29/10^§(l)		10,400,000	10,456,524
Berkshire Hathaway Finance Corp.
4.125%, 1/15/10		85,000	83,595
4.750%, 5/15/12^		760,000	745,447
Chubb Corp.
6.375%, 3/29/37^ (l)		3,125,000	3,106,566
Hartford Life Global Funding Trusts
5.864%, 9/15/09 (l)		3,610,000	3,605,477
Lincoln National Corp.
6.050%, 4/20/67 (l)		2,025,000	1,949,856
MetLife, Inc.
6.400%, 12/15/36		4,390,000	4,174,236
Monumental Global Funding Ltd.
5.933%, 6/16/10 §(l)		7,080,000	7,065,460
Progressive Corp.
6.700%, 6/15/37 (l)		2,390,000	2,318,742
Travelers Cos., Inc.
6.250%, 3/15/37 (l)		3,375,000	3,263,136

			38,220,120

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11		270,000	280,711
Rouse Co. LP (REIT)
3.625%, 3/15/09		1,160,000	1,110,408
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15		2,300,000	2,346,000
6.750%, 4/1/17		760,000	758,100

			4,495,219

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		445,000	459,009

Total Financials			500,466,755

Government Securities (74.2%)
Agency ABS (0.2%)
Small Business Administration Participation Certificates, Series 04-20A 1
4.930%, 1/1/24		735,253	726,727
Series 04-20C 1
4.340%, 3/1/24		4,643,184	4,418,973
Series 05-20B 1
4.625%, 2/1/25		411,321	396,588
Small Business Administration, Series 03-10A 1
4.628%, 3/10/13		681,090	667,387

			6,209,675

Agency CMO (4.2%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		2,844,012	2,831,591
4.500%, 2/15/15		3,337,234	3,314,246
4.500%, 1/15/16		3,586,795	3,550,738
5.000%, 11/15/17		2,660,000	2,609,283
5.000%, 12/15/19		1,454,606	1,453,733
4.500%, 10/15/23		5,300,000	5,276,848
5.500%, 2/15/26		4,699,607	4,726,047
5.500%, 4/15/26		5,921,375	5,947,416
5.500%, 2/15/27		7,511,848	7,555,581
5.500%, 5/15/29		20,402,233	20,418,059
6.103%, 12/15/29 (l)		25,224	25,201
5.500%, 1/15/31		2,809,493	2,826,310
0.798%, 10/15/33 IO		80,014,759	5,579,525
5.500%, 8/1/35 IO		6,509,137	1,682,834
5.500%, 2/1/36 IO		9,751,959	2,594,855
6.500%, 7/25/43		782,436	807,360
Federal National Mortgage Association
4.500%, 2/25/17		2,168,755	2,140,037
4.500%, 3/25/17		1,689,483	1,666,691
5.000%, 3/25/18		1,190,000	1,159,559
5.500%, 9/25/24		7,325,523	7,339,331
5.500%, 10/25/24		8,421,084	8,438,518
5.500%, 5/25/27		4,823,706	4,837,992
5.500%, 9/25/27		5,957,691	5,981,357
6.000%, 8/25/28		1,830,611	1,842,213
5.500%, 2/25/29		6,190,237	6,215,653
5.310%, 8/25/33		2,900,000	2,902,029
6.500%, 7/25/34		2,015,142	2,074,250
5.000%, 7/1/36 IO		14,255,304	3,539,351
Government National Mortgage Association
6.500%, 6/20/32		210,811	214,941

			119,551,549

Foreign Governments (2.1%)
Emirate of Abu Dhabi
5.500%, 8/2/12^§		10,400,000	10,581,688
Export-Import Bank of China
5.250%, 7/29/14^§		3,700,000	3,662,359
Federative Republic of Brazil
12.500%, 1/5/22		1,900,000	1,254,228
10.250%, 1/10/28		47,500,000	26,976,268
Israel Government AID Bond
5.500%, 4/26/24 BRL		1,950,000	2,054,586
5.500%, 9/18/33		1,945,000	1,988,938
Republic of Chile
5.500%, 1/15/13		$1,000,000	1,016,800
Republic of Croatia Series A
6.188%, 7/31/10 (l)		617,727	619,784
Republic of Italy
3.800%, 3/27/08	JPY	364,000,000	3,208,622
Republic of Panama
9.625%, 2/8/11		$350,000	395,780
Republic of Peru
9.125%, 1/15/08		400,000	403,000
Republic of South Africa
7.375%, 4/25/12		60,000	64,779
6.500%, 6/2/14		1,480,000	1,557,700
Russian Federation
7.500%, 3/31/30 (e)(m)		2,835,750	3,198,443

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
United Mexican States
6.060%, 1/13/09 (l)	$950,000	$953,800
10.375%, 2/17/09	1,352,000	1,454,887
6.750%, 9/27/34	1,775,000	1,930,313

		61,321,975

Municipal Bonds (0.1%)
Austin Trust Various States Revenue Bonds, Series 07-1013
0.000%, 12/1/36 §(l)	1,200,000	1,297,860
City of Chicago, Illinois
5.962%, 1/1/14 §(l)	200,000	200,768
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	165,209
New York City Municipal Water Finance Authority, Series 1105
6.120%, 6/15/34 §(l)	100,000	106,942
Puerto Rico Sales Tax Financing Corp. (Zero Coupon), 8/1/54	1,100,000	107,910

		1,878,689

U.S. Government Agencies (64.4%)
Federal Farm Credit Bank
4.100%, 6/16/11	200,000	196,557
Federal Home Loan Bank
2.850%, 6/26/08	2,000,000	1,971,638
4.010%, 9/17/08	3,000,000	2,982,603
4.000%, 1/16/09 (e)	1,800,000	1,788,113
4.000%, 4/20/09 (e)	1,800,000	1,788,133
4.120%, 11/9/09	600,000	595,386
4.125%, 1/5/10	500,000	495,742
4.500%, 6/22/10	10,900,000	10,916,143
4.500%, 6/12/13	3,700,000	3,623,632
4.625%, 9/11/20	32,800,000	31,075,770
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08	8,323	8,447
4.000%, 10/7/09	2,000,000	1,982,986
4.000%, 6/1/10	1,028,033	1,004,331
4.625%, 5/28/13	850,000	835,396
6.000%, 1/1/14	28,606	29,024
5.500%, 2/1/14	307,352	307,639
6.000%, 7/1/14	16,280	16,514
6.000%, 2/1/17	595,339	604,221
6.000%, 3/1/17	4,845	4,917
6.500%, 3/1/17	88,807	90,975
6.000%, 4/1/17	534,971	542,954
6.000%, 5/1/17	4,206	4,269
6.000%, 7/1/17	83,601	84,842
6.000%, 8/1/17	108,268	109,882
5.500%, 11/1/17	118,913	118,935
4.500%, 4/1/19	266,843	257,101
4.000%, 5/1/19	33,602	31,673
4.500%, 5/1/19	1,648,875	1,588,676
4.500%, 6/1/19	569,375	548,960
4.500%, 8/1/19	60,287	58,086
4.500%, 11/1/19	1,384,431	1,333,886
4.500%, 2/1/20	21,296	20,502
4.500%, 5/1/20	105,578	101,641
4.500%, 8/1/20	3,187,490	3,071,116
4.000%, 9/1/20	83,940	78,924
5.000%, 10/1/20	5,802,343	5,689,128
5.500%, 3/1/23	68,254	67,525
6.500%, 4/1/31	1,090	1,117
5.500%, 11/1/31	1,528,722	1,502,011
7.383%, 11/1/31 (l)	27,259	27,985
5.500%, 11/1/32	801,579	787,573
5.500%, 1/1/33	115,881	113,832
5.500%, 2/1/33	677,503	665,521
5.500%, 3/1/33	47,843	46,982
5.500%, 4/1/33	65,819	64,634
5.500%, 5/1/33	22,887	22,475
5.500%, 10/1/33	66,047	64,858
5.000%, 4/1/34	3,789,274	3,624,061
4.775%, 1/1/35 (l)	5,143,297	5,071,886
5.500%, 10/1/35	883,547	866,221
5.341%, 4/1/36 (l)	5,137,713	5,133,439
5.543%, 4/1/36 (l)	7,816,931	7,809,812
5.000%, 5/1/36	643,251	613,760
6.000%, 9/1/36	258,486	258,840
5.500%, 12/1/36	300,001	293,796
5.000%, 1/1/37	97,429	92,962
5.685%, 1/1/37 (l)	6,674,846	6,728,732
5.500%, 6/1/37	2,999,700	2,937,262
5.500%, 7/1/37	18,672,903	18,284,232
5.500%, 8/1/37	60,834,963	59,568,701
5.500%, 9/1/37	16,000,000	15,666,965
4.500%, 10/15/22 TBA	4,700,000	4,523,750
6.000%, 10/15/22 TBA	8,000,000	8,100,000
5.500%, 10/15/37 TBA	48,300,000	47,288,695
6.000%, 10/15/37 TBA	55,300,000	55,351,872
6.000%, 11/15/37 TBA	26,100,000	26,108,143
Federal National Mortgage Association
4.040%, 3/16/09	500,000	496,638
4.000%, 7/23/09	187,000	185,459
5.570%, 12/15/10	16,750,000	16,787,503
4.000%, 11/28/11	4,100,000	4,001,936
4.625%, 5/1/13^	5,650,000	5,600,500
5.125%, 1/2/14	2,575,000	2,600,001
4.000%, 5/1/14	6,304,462	6,139,794
7.000%, 4/1/15	69,863	72,281
6.000%, 2/1/16	2,103,487	2,133,824
6.000%, 3/1/16	365,111	370,377
7.000%, 4/1/16	87,247	90,222
5.500%, 2/1/17	460,896	461,272
5.500%, 6/1/17	144,432	144,550
5.500%, 8/1/17	137,586	137,698
5.500%, 10/1/17	124,917	125,019
5.500%, 12/1/17	7,631	7,637
5.500%, 1/1/18	3,673,705	3,622,225
5.000%, 3/1/18	4,821,200	4,739,134
4.500%, 4/1/18	403,362	389,414
5.500%, 4/1/18	796,970	796,869
4.500%, 5/1/18	570,626	551,562
5.000%, 6/1/18	4,641,467	4,562,461
4.500%, 10/1/18	301,857	291,419
5.000%, 10/1/18	17,506	17,208
5.500%, 10/1/18	13,839	13,837
5.500%, 11/1/18	4,971,979	4,976,035
5.000%, 12/1/18	7,751,460	7,626,552
5.000%, 1/1/19	574,460	564,682
5.500%, 3/1/19	485,542	485,681
5.000%, 5/1/19	507,612	498,610
5.500%, 5/1/19	1,237,060	1,238,069
4.000%, 6/1/19	6,966,393	6,564,486
5.000%, 6/1/19	55,470	54,472
5.500%, 7/1/19	140,375	140,241
5.500%, 8/1/19	742,503	741,656
5.500%, 9/1/19	406,919	406,455
5.500%, 11/1/19	423,169	422,686
5.000%, 12/1/19	8,169,635	8,022,634
5.500%, 6/1/20	4,211,919	4,214,013
5.500%, 10/1/20	786,693	785,161
5.500%, 1/1/21	978,039	975,918
5.500%, 2/1/21	289,937	289,308
5.000%, 3/1/21	6,047,575	5,944,634
7.275%, 1/1/28 (l)	199,450	201,608

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 2/1/31	$1,197	$1,227
6.500%, 8/1/31	565	579
7.000%, 8/1/31	44,144	46,001
7.000%, 3/1/32	26,015	27,068
7.000%, 4/1/32	154,338	160,782
7.000%, 5/1/32	9,356	9,735
6.500%, 6/1/32	153,702	157,416
6.500%, 8/1/32	230,866	236,644
6.500%, 9/1/32	2,168,051	2,220,442
7.000%, 10/1/32	49,438	51,500
5.500%, 11/1/32	531,773	522,530
5.500%, 1/1/33	971,495	954,610
5.500%, 2/1/33	2,091,532	2,055,051
5.474%, 3/1/33 (l)	220,088	220,294
5.500%, 3/1/33	4,492,615	4,401,097
5.500%, 4/1/33	2,538,374	2,493,406
5.500%, 6/1/33	28,779,344	28,270,341
5.500%, 7/1/33	116,755	114,686
5.500%, 8/1/33	130,992	128,671
5.500%, 10/1/33	984,869	967,422
6.500%, 10/1/33	7,083	7,248
5.500%, 11/1/33	937,581	920,971
5.500%, 12/1/33	384,498	377,686
5.500%, 2/1/34	10,425,109	10,239,305
6.000%, 2/1/34	4,052,171	4,072,636
5.500%, 3/1/34	6,656,269	6,533,086
5.500%, 4/1/34	13,169,511	12,935,821
5.500%, 5/1/34	14,278,671	14,018,074
5.500%, 6/1/34	15,487,013	15,200,652
5.500%, 7/1/34	14,088,183	13,828,553
5.500%, 8/1/34	679,388	667,105
6.000%, 8/1/34	2,495,713	2,508,318
5.500%, 9/1/34	17,667,101	17,340,147
5.500%, 11/1/34	40,121,755	39,379,247
5.500%, 12/1/34	384,341	377,228
5.500%, 1/1/35	53,531,268	52,540,598
5.500%, 2/1/35	87,345,769	85,809,139
5.500%, 3/1/35	10,469,142	10,268,066
6.000%, 3/1/35	17,576	17,617
6.000%, 4/1/35	13,504,580	13,584,042
5.500%, 5/1/35	525,711	516,398
6.000%, 5/1/35	770,952	772,763
6.000%, 7/1/35	488,786	489,934
5.500%, 8/1/35	8,688,394	8,527,603
6.000%, 8/1/35	1,502,200	1,505,728
6.000%, 9/1/35	1,769,336	1,773,491
5.000%, 10/1/35	552,108	527,506
5.500%, 10/1/35	1,723,024	1,689,724
6.000%, 10/1/35	3,431,849	3,439,908
5.000%, 11/1/35	10,211,396	9,756,368
5.500%, 11/1/35	2,226,762	2,183,727
6.000%, 11/1/35	2,716,570	2,722,951
5.500%, 12/1/35	8,471,086	8,314,317
6.000%, 12/1/35	33,620	33,699
5.214%, 1/1/36 (l)	4,051,093	4,069,751
6.000%, 1/1/36	962,622	964,883
6.000%, 2/1/36	7,205,766	7,218,363
6.500%, 2/1/36	752,766	766,579
6.000%, 3/1/36	3,719,840	3,726,450
6.000%, 4/1/36	97,059	97,221
6.500%, 4/1/36	602,373	613,427
6.000%, 5/1/36	2,710,840	2,715,354
6.500%, 5/1/36	641,774	653,551
5.500%, 6/1/36	933,916	914,929
6.000%, 6/1/36	450,301	451,051
6.500%, 6/1/36	392,917	400,127
5.000%, 7/1/36	67,755,429	64,650,093
5.500%, 7/1/36	468,940	459,406
6.000%, 7/1/36	2,946,441	2,951,494
6.500%, 7/1/36	2,929,441	2,983,196
6.000%, 8/1/36	876,738	878,198
6.500%, 8/1/36	578,739	589,359
6.000%, 9/1/36	2,407,164	2,411,172
6.500%, 9/1/36	20,755,941	21,136,814
6.000%, 10/1/36	1,282,853	1,284,989
6.500%, 10/1/36	3,399,043	3,461,415
5.500%, 11/1/36	500,000	489,835
6.000%, 11/1/36	1,580,750	1,583,382
6.500%, 11/1/36	512,640	522,047
6.000%, 12/1/36	1,447,159	1,449,568
6.500%, 12/1/36	25,139,459	25,600,769
5.500%, 1/1/37	8,498,655	8,325,788
6.000%, 1/1/37	198,416	198,746
6.500%, 1/1/37	6,688,058	6,810,784
7.000%, 1/1/37	88,877	91,734
5.000%, 2/1/37	999,901	953,778
5.500%, 2/1/37	2,494,139	2,443,004
6.500%, 2/1/37	11,210,434	11,416,064
5.500%, 3/1/37	3,509,704	3,437,747
6.500%, 3/1/37	41,398,667	42,158,159
5.000%, 4/1/37	667,315	636,534
5.500%, 4/1/37	12,775,215	12,513,294
6.000%, 4/1/37	10,133,579	10,148,734
6.500%, 4/1/37	145,138	147,786
5.000%, 5/1/37	3,350,182	3,195,647
5.370%, 5/1/37 (l)	7,085,827	7,099,659
5.500%, 5/1/37	4,981,900	4,880,616
5.500%, 5/1/37	1,154,788	1,131,112
5.915%, 5/1/37 (l)	3,929,398	3,934,390
5.000%, 6/1/37	1,400,406	1,335,810
5.500%, 6/1/37	4,961,859	4,860,130
5.000%, 7/1/37	84,752	80,843
5.500%, 7/1/37	8,716,808	8,538,094
6.500%, 7/1/37	13,986,762	14,241,989
5.000%, 8/1/37	497,116	474,185
5.500%, 8/1/37	19,004,322	18,614,691
6.000%, 8/1/37	2,995,419	2,999,899
6.500%, 8/1/37	1,077,468	1,097,129
5.000%, 9/1/37	14,000,000	13,382,032
6.000%, 9/1/37	83,582,406	83,686,522
6.500%, 9/1/37	23,109,111	23,536,990
7.310%, 12/1/40 (l)	157,766	159,626
4.500%, 10/25/22 TBA	22,500,000	21,663,270
5.000%, 10/25/22 TBA	1,600,000	1,568,000
5.500%, 10/25/22 TBA	800,000	798,000
5.000%, 10/25/37 TBA	108,500,000	103,481,875
5.500%, 10/25/37 TBA	186,500,000	182,653,437
6.000%, 10/25/37 TBA	107,500,000	107,634,375
6.500%, 10/25/37 TBA	59,800,000	60,883,875
Government National Mortgage Association
5.750%, 7/20/27 (l)	10,791	10,888
6.000%, 9/15/28	13,126	13,259
6.000%, 11/15/28	22,842	23,069
6.000%, 1/15/29	64,732	65,356
6.000%, 2/15/29	21,558	21,766
6.500%, 5/15/29	39,291	40,296
6.000%, 6/15/29	29,843	30,131
7.000%, 9/15/31	48,874	51,201
7.000%, 10/15/31	9,123	9,551
6.000%, 11/15/31	13,834	13,962
6.000%, 12/15/31	91,333	92,179
7.000%, 2/15/32	45,144	47,263
7.000%, 4/15/32	25,710	26,917
7.000%, 5/15/32	26,682	27,943
6.000%, 7/15/32	53,454	53,916
6.000%, 1/15/33	51,192	51,615

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 2/15/33	$86,037	$86,747
7.000%, 2/15/33	38,796	40,619
5.500%, 4/15/33	143,126	141,345
6.000%, 9/15/34	1,950,332	1,964,986
6.000%, 12/15/34	167,413	168,671
6.000%, 1/15/35	730,490	735,477
6.000%, 2/15/35	308,366	310,471
6.000%, 3/15/35	1,370,913	1,380,272
6.000%, 5/15/35	91,284	91,907
6.000%, 7/15/35	784,819	790,420
6.000%, 9/15/35	94,284	94,928
6.000%, 10/15/35	285,525	287,474
6.000%, 12/15/35	466,973	470,161
6.000%, 1/15/36	187,460	188,676
6.000%, 2/15/36	319,154	321,226
6.000%, 3/15/36	240,400	241,961
6.000%, 4/15/36	269,617	271,368
6.000%, 5/15/36	1,547,280	1,557,326
6.000%, 6/15/36	2,159,259	2,173,279
6.000%, 7/15/36	4,025,179	4,051,314
6.000%, 8/15/36	4,155,375	4,182,630
6.000%, 9/15/36	3,022,393	3,042,017
6.000%, 10/15/36	4,783,808	4,814,868
6.000%, 7/20/37	7,971,310	8,010,242
5.500%, 10/15/37 TBA	6,000,000	5,894,063
6.000%, 10/15/37 TBA	49,100,000	49,307,143
6.500%, 10/15/37 TBA	6,000,000	6,129,375
Resolution Funding Corp., STRIPS
(Zero Coupon), 7/15/18	75,000	44,109
(Zero Coupon), 10/15/18	75,000	43,497
Small Business Administration
4.524%, 2/10/13	644,983	630,215
4.504%, 2/1/14	737,960	704,790
U.S. Department of Housing and Urban Development, Series 03-A
5.380%, 8/1/18	1,660,000	1,669,357

		1,854,735,300

U.S. Treasuries (3.2%)
U.S. Treasury Bonds
6.125%, 8/15/29	5,900,000	6,882,716
4.750%, 2/15/37	1,300,000	1,282,024
U.S. Treasury Notes
4.750%, 12/31/08	75,800,000	76,480,987
5.125%, 6/30/11	7,970,000	8,247,085

		92,892,812

Total Government Securities		2,136,590,000

Health Care (0.6%)
Biotechnology (0.1%)
Amgen, Inc.
5.585%, 11/28/08 §(l)	4,710,000	4,714,371

Health Care Providers & Services (0.4%)
Community Health Systems, Inc.
8.875%, 7/15/15^ §	4,500,000	4,623,750
HCA, Inc.
9.250%, 11/15/16 §	7,000,000	7,437,500

		12,061,250

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	1,925,000	1,836,014
6.875%, 8/1/97	150,000	153,660

		1,989,674

Total Health Care		18,765,295

Industrials (0.2%)
Airlines (0.0%)
Continental Airlines, Inc., Series 99-2
7.056%, 9/15/09	850,000	860,625
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13	184,870	185,332

		1,045,957

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
7.875%, 4/15/13^	4,500,000	4,646,250

Industrial Conglomerates (0.0%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,071,559

Total Industrials		6,763,766

Information Technology (0.1%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
5.700%, 9/14/17	2,890,000	2,905,141

Total Information Technology		2,905,141

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	1,006,559

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
7.345%, 12/20/12 (l)	47,619	46,579
7.353%, 12/20/12 (l)	761,905	745,275
7.364%, 12/20/12 (l)	175,476	171,646

		963,500

Total Materials		1,970,059

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.8%)
AT&T Corp.
7.300%, 11/15/11	38,000	40,823
8.000%, 11/15/31	698,000	849,261
AT&T, Inc.
6.500%, 9/1/37	6,500,000	6,702,130
BellSouth Corp.
4.240%, 4/26/08 §	3,600,000	3,579,070
5.658%, 8/15/08 (l)	3,000,000	2,997,171
Citizens Communications Co.
9.000%, 8/15/31	65,000	65,975
New England Telephone & Telegraph Co.
7.875%, 11/15/29	25,000	27,778
Qwest Communications International, Inc.
9.058%, 2/15/09^ (l)	667,000	673,670
Qwest Corp.
7.625%, 6/15/15	1,580,000	1,655,050
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,495,192
6.000%, 9/30/34^	210,000	195,261
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,077,462
7.045%, 6/20/36	950,000	1,011,922
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	587,290
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	605,156
6.940%, 4/15/28	225,000	233,837
7.750%, 6/15/32^	425,000	490,528

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Verizon Maryland, Inc., Series B
5.125%, 6/15/33^		$465,000	$383,693
Verizon New Jersey, Inc., Series A
5.875%, 1/17/12		1,040,000	1,057,914

			23,729,183

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.300%, 6/27/08 §(l)		1,000,000	998,950
Vodafone Group plc
5.288%, 12/28/07 (l)		4,165,000	4,162,921
7.750%, 2/15/10		1,985,000	2,095,807

			7,257,678

Total Telecommunication Services			30,986,861

Utilities (1.3%)
Electric Utilities (0.7%)
Appalachian Power Co., Series G
3.600%, 5/15/08		650,000	641,967
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^		1,000,000	998,030
Dayton Power & Light Co.
5.125%, 10/1/13		900,000	879,419
Edison Mission Energy
7.750%, 6/15/16^		3,200,000	3,312,000
Enel Finance International S.A.
6.250%, 9/15/17^§		7,200,000	7,226,662
Florida Power & Light Co.
4.950%, 6/1/35		875,000	744,567
Florida Power Corp.
5.900%, 3/1/33		275,000	264,224
Pepco Holdings, Inc.
6.450%, 8/15/12		2,130,000	2,218,237
Scottish Power plc
4.910%, 3/15/10		1,100,000	1,090,530
TXU Electric Delivery Co.
6.069%, 9/16/08 §(l)		1,500,000	1,484,745

			18,860,381

Gas Utilities (0.0%)
Consolidated Natural Gas Co., Series A
5.000%, 3/1/14		250,000	239,676
Southern Natural Gas Co.
6.125%, 9/15/08		300,000	301,039

			540,715

Independent Power Producers & Energy Traders (0.2%)
Dynegy Holdings, Inc.
7.500%, 6/1/15^§		6,300,000	6,079,500

Multi-Utilities (0.4%)
CMS Energy Corp.
9.875%, 10/15/07^		1,430,000	1,431,638
Dominion Resources, Inc., Series B
5.755%, 11/14/08 (l)		1,500,000	1,500,873
Series D
5.125%, 12/15/09		150,000	149,573
Energy East Corp.
6.750%, 7/15/36		950,000	969,617
Ipalco Enterprises, Inc.
8.375%, 11/14/08		3,290,000	3,355,800
Midamerican Energy Holdings Co.
5.950%, 5/15/37		2,350,000	2,219,643
6.500%, 9/15/37 §		2,000,000	2,021,608
PSEG Power LLC
6.950%, 6/1/12		400,000	421,894

			12,070,646

Total Utilities			37,551,242

Total Long-Term Debt Securities (118.0%) (Cost $3,408,171,667)			3,400,354,145

SHORT-TERM INVESTMENTS:
Commercial Paper (3.8%)
Bank of America Corp.
5.30%, 11/20/07 (p)		28,500,000	28,287,456
UBS Finance Delaware LLC
4.75%, 10/1/07 (p)		38,600,000	38,594,907
5.61%, 11/7/07 (p)		4,900,000	4,871,154
Westpac Banking Corp.
5.71%, 11/8/07 (n)(p)		39,800,000	39,555,210

Total Commercial Paper			111,308,727

Government Securities (1.8%)
Belgium Treasury Bills
3.71%, 11/15/07 (p)	EUR	6,100,000	8,657,220
Bundesschatzanweisungen
2.75%, 12/14/07		4,000,000	5,688,513
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)		$2,100,000	2,099,767
France Treasury Bills
3.58%, 10/4/07 (p)	EUR	8,800,000	12,543,366
3.64%, 10/31/07 (p)		5,000,000	7,107,465
3.55%, 11/8/07 (p)		7,950,000	11,292,923
U.S. Treasury Bills
3.63%, 12/13/07 (p)#		$4,090,000	4,059,746

Total Government Securities			51,449,000

Short-Term Investments of Cash Collateral for Securities Loaned (2.8%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07		1,322,582	1,322,582
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)		862,554	862,554
Banesto S.A./Madrid
5.33%, 12/27/07		2,156,384	2,156,384
Barclays plc/Seoul
5.22%, 10/29/07		1,437,590	1,437,590
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)		632,540	632,540
Beta Finance, Inc.
4.87%, 1/31/08 (l)		115,007	115,007
4.87%, 3/10/08 (l)		287,490	287,490
BNP Paribas S.A.
5.20%, 10/1/07		3,085,067	3,085,067
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)		1,380,086	1,380,086
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)		862,554	862,554
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)		673,309	673,309
Comerica Bank
5.78%, 3/16/09 (l)		287,492	287,492
Commerzbank AG/Frankfurt
5.20%, 10/1/07		209,888	209,888
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07		397,538	397,538
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)		747,547	747,547
Den Danske Bank/London
5.50%, 10/1/07		3,593,974	3,593,974
Deutsche Bank AG/London
4.84%, 10/18/07 (l)		1,725,107	1,725,107

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	$287,518	$287,518
Dexia Bank
5.13%, 10/1/07	1,437,590	1,437,590
Fenway Funding LLC
5.37%, 10/2/07	1,616,896	1,616,896
Fifth Third Bancorp
5.14%, 8/22/08 (l)	86,255	86,255
First Tennessee Bank
5.77%, 8/15/08 (l)	2,587,485	2,587,485
General Electric Capital Corp.
4.90%, 3/12/10 (l)	115,007	115,007
Glitnir banki hf
5.62%, 8/15/08 (l)	1,437,590	1,437,590
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	316,270	316,270
5.37%, 8/18/08 (l)	575,036	575,036
4.91%, 3/27/09 (l)	805,050	805,050
Hartford Life, Inc.
5.80%, 9/26/08 (l)	230,014	230,014
ING Bank N.V./United States
5.85%, 12/28/07 (l)	2,156,384	2,156,384
IXIS Corporate & Investment Bank
5.28%, 10/1/07	2,875,179	2,875,179
K2 (USA) LLC
4.87%, 5/29/09 (l)	1,149,519	1,149,519
4.87%, 6/18/09 (l)	1,436,836	1,436,836
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	1,725,053	1,725,053
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	100,631	100,631
5.60%, 8/21/09 (l)	718,785	718,785
Links Finance LLC
4.87%, 6/25/09 (l)	431,088	431,088
Mane Funding Corp.
5.25%, 10/1/07	2,873,921	2,873,921
Market Street Funding Corp.
5.30%, 10/1/07	2,873,909	2,873,909
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	718,795	718,795
Monumental Global Funding II
4.86%, 4/25/08 (l)	345,021	345,021
4.93%, 5/26/10 (l)	1,351,334	1,351,334
Morgan Stanley
5.40%, 5/7/09 (l)	1,437,590	1,437,590
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	14,189,027	14,189,027
5.35%, 10/1/07 (r)	2,012,625	2,012,625
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	862,554	862,554
New York Life Insurance Co.
5.42%, 12/28/07 (l)	977,561	977,561
Pricoa Global Funding I
4.90%, 6/25/10 (l)	862,316	862,316
Rheingold Securitization Ltd.
5.35%, 10/25/07	2,127,604	2,127,604
5.35%, 1/7/08	701,285	701,285
Royal Bank of Scotland plc/London
5.30%, 10/1/07	2,875,179	2,875,179
Simba Funding Corp.
5.25%, 10/1/07	2,873,921	2,873,921
Three Pillars Funding Corp.
5.25%, 10/1/07	2,873,921	2,873,921
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	287,518	287,518

Total Short-Term Investments of Cash Collateral for Securities Loaned		80,108,976

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.43%, 10/1/07	74,022,665	74,022,665

Total Short-Term Investments (11.0%) (Cost/Amortized Cost $315,149,209)		316,889,368

	Number of Contracts
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EuroDollar Futures
November 2007 @ $85.25*	22,000,000	87
December 2007 @ $85.00*	90,000,000	4,770
December 2007 @ $91.50*	720	4,500
December 2007 @ $92.00*	1,490	9,313
March 2008 @$93.00*	2,190	13,688
June 2008 @ $92.50*	6,700	41,875
June 2008 @ $93.00*	5,407	33,794

Total Options Purchased (0.0%) (Cost $169,941)		108,027

Total Investments Before Securities Sold Short (129.0%) (Cost/Amortized Cost $3,723,490,817)		3,717,351,540

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.8%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/37 TBA	$(4,500,000)	(4,291,875)
Federal National Mortgage Association
5.500%, 10/15/37 TBA	(5,100,000)	(4,994,812)
6.000%, 10/15/37 TBA	(10,200,000)	(10,212,750)
5.000%, 11/15/37 TBA	(45,000,000)	(42,904,710)
Government National Mortgage Association
5.500%, 10/15/37 TBA	(100,000)	(98,594)
6.000%, 10/15/37 TBA	(17,100,000)	(17,206,875)

Total Securities Sold Short (-2.8%) (Proceeds Received $79,639,336 )		(79,709,616)

Total Investments (126.2%) (Cost/Amortized Cost $3,643,851,481 )		3,637,641,924
Other Assets Less Liabilities (-26.2%)		(756,854,555)

Net Assets (100%)		$2,880,787,369

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,828,471 or 0.24% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $170,277,308 or 5.91% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS — Asset-Backed Security

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

STRIPS— Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery.

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation/ (Depreciation)
British Pound Sterling 90-Day	1,511	December-07	$362,827,991	$363,097,382	$269,391
British Pound Sterling 90-Day	250	March-08	60,408,016	60,312,244	(95,772)
U.S. Treasury Bonds	480	December-07	53,266,337	53,445,000	178,663
U.S. 10 Year Treasury Notes	617	December-07	67,686,448	67,426,531	(259,917)
U.S. 2 Year Treasury Notes	96	December-07	19,809,000	19,876,500	67,500
U.S. 5 Year Treasury Notes	349	December-07	37,083,976	37,353,906	269,930
EURODollar	253	December-07	60,051,796	60,185,537	133,741
EURODollar	3,907	March-08	928,938,087	932,600,900	3,662,813
EURODollar	6,188	June-08	1,466,763,950	1,479,318,750	12,554,800

					$16,781,149

Sales
U.S. Treasury Bonds	66	December-07	$7,303,313	$7,348,688	$(45,375)
U.S. 2 Year Treasury Notes	219	December-07	45,274,354	45,343,266	(68,912)
U.S. 5 Year Treasury Notes	411	December-07	43,914,877	43,989,844	(74,967)
U.S. 10 Year Treasury Notes	4,377	December-07	474,494,156	478,324,031	(3,829,875)

					$(4,019,129)

					$12,762,020

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real, expiring 10/2/07	13,590	$6,933,673	$7,414,075	$480,402
European Union, expiring 10/4/07	6,140	8,389,634	8,755,783	366,149
European Union, expiring 10/4/07	13,420	18,635,012	19,137,233	502,221
Japanese Yen, expiring 10/25/07	2,324,523	20,159,252	20,295,736	136,484

				$1,485,256

Foreign Currency Sell Contracts
Brazilian Real, expiring 10/2/07	13,590	$7,200,000	$7,414,075	$(214,075)
Brazilian Real, expiring 3/4/08	13,590	6,837,735	7,283,226	(445,491)
European Union, expiring 10/4/07	28,891	39,121,303	41,199,240	(2,077,937)
European Union, expiring 10/4/07	6,047	8,214,880	8,623,163	(408,283)
European Union, expiring 10/4/07	8,700	11,887,593	12,406,403	(518,810)
European Union, expiring 10/4/07	10,320	14,100,319	14,716,561	(616,242)
European Union, expiring 10/4/07	7,907	10,989,149	11,275,567	(286,418)
Japanese Yen, expiring 10/25/07	1,629,484	13,508,216	14,227,253	(719,037)
Japanese Yen, expiring 10/25/07	1,730,000	14,761,344	15,104,872	(343,528)

				(5,629,821)

				$(4,144,565)

Options written for the nine months ended September 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	66,000,000	534,600
Options Terminated in Closing Purchase Transactions	(66,000,000)	(534,600)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—September 30, 2007	—	$—

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,979,232,612
Long-term U.S. Treasury securities	3,410,546,573

$5,389,779,185

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,820,015,689
Long-term U.S. Treasury securities	3,457,242,214

$5,277,257,903

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,609,752
Aggregate gross unrealized depreciation	(29,389,075)

Net unrealized depreciation	$(7,779,323)

Federal income tax cost of investments	$3,725,130,863

At September 30, 2007, the Portfolio had loaned securities with a total value of $79,927,798. This was secured by collateral of $80,108,976 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $824,585 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,285,672, of which $7,796,848 expires in the year 2013, and $5,488,824 expires in the year 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (2.1%)
Food & Staples Retailing (1.7%)
CVS Caremark Corp	144,198	$5,714,567
Longs Drug Stores Corp.^	30,500	1,514,935
Rite Aid Corp.*^	35,200	162,624

		7,392,126

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	31,900	355,685
Herbalife Ltd	25,558	1,161,866

		1,517,551

Total Consumer Staples		8,909,677

Financials (0.0%)
Insurance (0.0%)
Odontoprev S.A	1,500	46,628

Total Financials		46,628

Health Care (95.1%)
Biotechnology (22.7%)
ACADIA Pharmaceuticals, Inc.*^	66,896	1,006,785
Alexion Pharmaceuticals, Inc.*^ . .	32,611	2,124,607
Altus Pharmaceuticals, Inc.*^	23,743	249,064
Amgen, Inc.*	144,991	8,202,141
Amylin Pharmaceuticals, Inc.*^	98,778	4,938,900
Applera Corp.- Celera Group*^ . .	158,365	2,226,612
Arena Pharmaceuticals, Inc.*^	26,954	295,146
Array BioPharma, Inc.*^	26,277	295,091
Avigen, Inc.*	45,229	244,237
Biogen Idec, Inc.*	40,976	2,717,938
BioMarin Pharmaceuticals, Inc.*^.	84,481	2,103,577
Celgene Corp.*	133,150	9,494,926
Cephalon, Inc.*^	68,310	4,990,729
Cubist Pharmaceuticals, Inc.*^	81,035	1,712,271
CV Therapeutics, Inc.*^	69,900	627,702
Cytokinetics, Inc.*^	175,800	900,096
Genentech, Inc.*	18,971	1,480,117
Genzyme Corp.*	113,316	7,021,059
Gilead Sciences, Inc.*	282,842	11,559,753
Human Genome Sciences, Inc.*^	316,102	3,252,690
ImClone Systems, Inc.*	20,205	835,275
Incyte Corp.*^	136,325	974,724
InterMune, Inc.*^	12,490	238,934
Keryx Biopharmaceuticals, Inc.*^.	35,179	349,679
MannKind Corp.*^	10,437	101,030
Medarex, Inc.*^	72,108	1,021,049
Millennium Pharmaceuticals, Inc.*	267,100	2,711,065
Myriad Genetics, Inc.*^	16,129	841,127
NPS Pharmaceuticals, Inc.*^	23,600	135,700
Onyx Pharmaceuticals, Inc.*^	62,350	2,713,472
OSI Pharmaceuticals, Inc.*^	58,800	1,998,612
PDL BioPharma, Inc.*^	87,827	1,897,941
Progenics Pharmaceuticals, Inc.*^.	125,300	2,770,383
Regeneron Pharmaceuticals, Inc.*^	87,900	1,564,621
Theravance, Inc.*^	106,627	2,781,898
United Therapeutics Corp.*^	84,477	5,621,100
Vanda Pharmaceuticals, Inc.*^	18,799	261,494
Vertex Pharmaceuticals, Inc.*^	81,915	3,146,355
ZymoGenetics, Inc.*^	187,516	2,447,084

		97,854,984

Health Care Distributors (2.8%)
AmerisourceBergen Corp	58,737	2,662,548
Animal Health International, Inc.*^	65,764	731,954
Cardinal Health, Inc	89,609	5,603,251
McKesson Corp	25,379	1,492,031
PharMerica Corp.*^	40,400	602,768
Profarma Distribuidora de Produtos Farmaceuticos S.A.*	40,100	787,562

		11,880,114

Health Care Equipment (15.0%)
American Medical Systems Holdings, Inc.*^	37,412	634,134
Baxter International, Inc	51,800	2,915,304
Beckman Coulter, Inc.^	47,900	3,533,104
Covidien Ltd.*	26,465	1,098,297
Cytyc Corp.*	66,780	3,182,067
DexCom, Inc.*^	81,677	815,953
DiaSorin S.p.A.*	49,367	908,094
Gen-Probe, Inc.*	31,800	2,117,244
Hologic, Inc.*^	26,780	1,633,580
Hospira, Inc.*	90,349	3,744,966
Kyphon, Inc.*^	54,000	3,780,000
Medtronic, Inc	332,716	18,768,510
Northstar Neuroscience, Inc.*^	64,615	721,103
NxStage Medical, Inc.*^	53,474	774,838
ResMed, Inc.*^	26,854	1,151,231
Respironics, Inc.*	44,821	2,152,753
Smith & Nephew plc	120,162	1,468,961
St. Jude Medical, Inc.*	109,720	4,835,360
Stryker Corp	54,185	3,725,761
Symmetry Medical, Inc.*^	43,549	727,268
Synthes, Inc	8,558	957,790
Thoratec Corp.*^	34,804	720,095
Varian Medical Systems, Inc.*	24,602	1,030,578
Zimmer Holdings, Inc.*	43,350	3,510,917

		64,907,908

Health Care Facilities (1.8%)
Assisted Living Concepts, Inc., Class A*^	71,338	652,029
Community Health Systems, Inc.*	47,095	1,480,667
Health Management Associates, Inc., Class A^	200,800	1,393,552
Rhoen-Klinikum AG	42,080	1,347,089
Skilled Healthcare Group, Inc.*^ .	44,952	707,994
Tenet Healthcare Corp.*	311,450	1,046,472
Universal Health Services, Inc., Class B	20,000	1,088,400

		7,716,203

Health Care Services (4.0%)
athenahealth, Inc.*	3,428	116,243
DaVita, Inc.*	18,071	1,141,726
Express Scripts, Inc.*	113,969	6,361,750
Fresenius Medical Care AG & Co. KGaA (ADR)^	55,700	2,955,442
HMS Holdings Corp.*^	42,417	1,043,882
Laboratory Corp. of America Holdings*	14,803	1,158,039
Medco Health Solutions, Inc.*	48,185	4,355,442

		17,132,524

Health Care Supplies (0.3%)
Cooper Cos., Inc.^	19,944	1,045,465
Xtent, Inc.*^	45,200	384,200

		1,429,665

Health Care Technology (0.9%)
Eclipsys Corp.*^	91,320	2,129,582
IMS Health, Inc	24,200	741,488
TriZetto Group, Inc.*^	20,145	352,739
Vital Images, Inc.*^	41,862	817,147

		4,040,956

Life Sciences Tools & Services (6.4%)
AMAG Pharmaceuticals, Inc.*^	11, 998	686,286

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Applera Corp.- Applied Biosystems Group	44,008	$1,524,437
Charles River Laboratories International, Inc.*	32,933	1,849,188
Covance, Inc.*	35,915	2,797,778
Exelixis, Inc.*^	96,000	1,016,640
Gerresheimer AG*	22,482	1,218,212
Invitrogen Corp.*^	17,687	1,445,558
MDS, Inc	68,672	1,483,699
Millipore Corp.*^	28,326	2,147,111
Pharmaceutical Product Development, Inc.^	112,410	3,983,810
Thermo Fisher Scientific, Inc.*	146,529	8,457,654
Varian, Inc.*	12,967	824,831
Vermillion, Inc.*^	184,000	184,000
WuXi PharmaTech Cayman, Inc. (ADR)*	2,400	67,680

		27,686,884

Managed Health Care (6.3%)
Aetna, Inc	78,438	4,256,830
Coventry Health Care, Inc.*	60,360	3,754,996
Health Net, Inc.*	105,643	5,710,004
UnitedHealth Group, Inc	120,410	5,831,456
WellPoint, Inc.*	98,444	7,769,201

		27,322,487

Pharmaceuticals (34.9%)
Abbott Laboratories	299,334	16,050,289
Adams Respiratory Therapeutics, Inc.*^	43,413	1,673,137
Allergan, Inc	37,685	2,429,552
Astellas Pharma, Inc	84,300	4,043,817
AstraZeneca plc (Sponsored ADR)	89,302	4,471,351
AtheroGenics, Inc.*^	50,718	84,192
Barr Pharmaceuticals, Inc.*	32,900	1,872,340
Biodel, Inc.*	22,970	391,409
BioMimetic Therapeutics, Inc.*^	55,580	741,437
Bristol-Myers Squibb Co	79,300	2,285,426
Cadence Pharmaceuticals, Inc.*^	38,974	545,636
Cardiome Pharma Corp.*^	55,774	526,507
Daiichi Sankyo Co., Ltd	143,900	4,322,074
Drogasil S.A	82,586	674,925
EastPharma Ltd. (GDR)*†§	64,716	607,036
Eisai Co., Ltd	89,700	4,240,378
Elan Corp. plc (ADR)*^	142,400	2,996,096
Eli Lilly & Co	93,932	5,347,549
Endo Pharmaceuticals Holdings, Inc.*	90,992	2,821,662
Flamel Technologies, Inc. (ADR)*^	39,807	357,865
Forest Laboratories, Inc.*	104,200	3,885,618
H. Lundbeck A/S	29,700	806,710
Hikma Pharmaceuticals plc	95,519	820,813
Inspire Pharmaceuticals, Inc.*^	62,169	333,847
Ipsen	52,868	3,049,409
Johnson & Johnson	59,717	3,923,407
Laboratorios Almirall S.A.*	99,875	2,180,400
Matrixx Initiatives, Inc.*^	29,301	578,988
Medicines Co.*^	111,225	1,980,917
Merck & Co., Inc	172,520	8,917,559
Merck KGaA	14,249	1,718,933
MGI Pharma, Inc.*^	111,700	3,103,026
Novartis AG (ADR)	100,252	5,509,850
Novartis AG (Registered)	1,348	74,390
Pfizer, Inc	159,275	3,891,088
Pharmstandard OJSC (GDR)*†§	1,100	21,230
Pharmstandard OJSC (GDR)*§	16,900	326,170
Roche Holding AG	34,313	6,221,580
Sanofi-Aventis	23,396	1,981,007
Sanofi-Aventis (ADR)	98,324	4,170,904
Schering-Plough Corp	517,950	16,382,758
Shionogi & Co., Ltd	252,901	3,899,253
Shire plc (ADR)	80,352	5,944,441
Teva Pharmaceutical Industries Ltd. (ADR)^	90,225	4,012,306
UCB S.A. (Frankfurt Exchange)	37,548	2,215,550
UCB S.A. (Virt-x Exchange)	9,800	578,257
Wyeth	161,122	7,177,985
XenoPort, Inc.*^	9,800	461,090

		150,650,164

Total Health Care		410,621,889

Industrials (0.1%)
Machinery (0.1%)
Whatman plc	156,665	596,999

Total Industrials		596,999

Total Common Stocks (97.3%) (Cost $372,897,682)		420,175,193

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.2%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	$1,440,557	1,440,557
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	939,494	939,494
Banesto S.A./Madrid
5.33%, 12/27/07	2,348,735	2,348,735
Barclays plc/Seoul
5.22%, 10/29/07	1,565,823	1,565,823
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	688,962	688,962
Beta Finance, Inc.
4.87%, 1/31/08 (l)	125,266	125,266
4.87%, 3/10/08 (l)	313,135	313,135
BNP Paribas S.A.
5.20%, 10/1/07	3,360,255	3,360,255
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	1,503,191	1,503,191
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	939,494	939,494
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	733,369	733,369
Comerica Bank
5.78%, 3/16/09 (l)	313,136	313,136
Commerzbank AG/Frankfurt
5.20%, 10/1/07	228,610	228,610
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	432,998	432,998
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	814,228	814,228
Den Danske Bank/London
5.50%, 10/1/07	3,914,557	3,914,557
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	1,878,988	1,878,988
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	313,165	313,165
Dexia Bank
5.13%, 10/1/07	1,565,823	1,565,823

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Fenway Funding LLC
5.37%, 10/2/07	$1,761,124	$1,761,124
Fifth Third Bancorp
5.14%, 8/22/08 (l)	93,949	93,949
First Tennessee Bank
5.77%, 8/15/08 (l)	2,818,290	2,818,290
General Electric Capital Corp.
4.90%, 3/12/10 (l)	125,266	125,266
Glitnir banki hf
5.62%, 8/15/08 (l)	1,565,824	1,565,824
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	344,481	344,481
5.37%, 8/18/08 (l)	626,329	626,329
4.91%, 3/27/09 (l)	876,861	876,861
Hartford Life, Inc.
5.80%, 9/26/08 (l)	250,532	250,532
ING Bank N.V./United States
5.85%, 12/28/07 (l)	2,348,735	2,348,735
IXIS Corporate & Investment Bank
5.28%, 10/1/07	3,131,646	3,131,646
K2 (USA) LLC
4.87%, 5/29/09 (l)	1,252,056	1,252,056
4.87%, 6/18/09 (l)	1,565,002	1,565,002
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	1,878,929	1,878,929
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	109,608	109,608
5.60%, 8/21/09 (l)	782,901	782,901
Links Finance LLC
4.87%, 6/25/09 (l)	469,542	469,542
Mane Funding Corp.
5.25%, 10/1/07	3,130,276	3,130,276
Market Street Funding Corp.
5.30%, 10/1/07	3,130,263	3,130,263
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	782,912	782,912
Monumental Global Funding II
4.86%, 4/25/08 (l)	375,798	375,798
4.93%, 5/26/10 (l)	1,471,874	1,471,874
Morgan Stanley
5.40%, 5/7/09 (l)	1,565,823	1,565,823
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	15,454,692	15,454,692
5.35%, 10/1/07 (r)	2,192,152	2,192,152
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	939,494	939,494
New York Life Insurance Co.
5.42%, 12/28/07 (l)	1,064,760	1,064,760
Pricoa Global Funding I
4.90%, 6/25/10 (l)	939,236	939,236
Rheingold Securitization Ltd.
5.35%, 10/25/07	2,317,387	2,317,387
5.35%, 1/7/08	763,840	763,840
Royal Bank of Scotland plc/London
5.30%, 10/1/07	3,131,646	3,131,646
Simba Funding Corp.
5.25%, 10/1/07	3,130,276	3,130,276
Three Pillars Funding Corp.
5.25%, 10/1/07	3,130,276	3,130,276
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	313,165	313,165

Total Short-Term Investments of Cash Collateral for Securities Loaned		87,254,731

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	10,218,323	10,218,323

Total Short-Term Investments (22.6%) (Amortized Cost $ 97,473,054 )		97,473,054

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Medtronic, Inc.
October-2007 @ $52.50*	590	265,500

Put Options Purchased (0.1%)
Amylin Pharmaceuticals, Inc.
January-2008 @ $ 35.00*	272	44,880
AstraZeneca plc (Sponsored ADR)
January-2008 @ $ 50.00 *†	128	—
Medtronic, Inc.
October-2007 @ $52.50*	1,889	34,002
Trimeris, Inc.
April-2008 @ $10.00*	1,128	372,240

		451,122

Total Options Purchased (0.1%) (Cost $835,727)		716,622

Total Investments (120.0%) (Cost/Amortized Cost $ 471,206,463)		518,364,869
Other Assets Less Liabilities (-20.0%)		(86,540,648)

Net Assets (100%)		$431,824,221

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $628,266 or 0.15% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $954,436 or 0.22% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. gov ernment and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Options written for the nine months ended September 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	11,160	1,104,690
Options Terminated in Closing Purchase Transactions	(9,517)	(947,330)
Options Expired	(1,643)	(157,360)
Options Exercised	—	—

Options Outstanding—September 30, 2007	—	$—

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,923,191
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,951,327
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$52,060,707
Aggregate gross unrealized depreciation	(13,031,311)

Net unrealized appreciation	$39,029,396

Federal income tax cost of investments	$479,335,473

At September 30, 2007, the Portfolio had loaned securities with a total value of $85,379,941. This was secured by collateral of $87,254,731 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $4,188 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.6%)
Asset-Backed Securities (0.6%)
Pegasus Aviation Lease Securitization, Series 01-1A A1
6.300%, 5/10/31 (b)(l)	$3,800,000	$2,185,000
Triton Aviation Finance, Series 1A A1
6.523%, 6/15/25 (b)(l)	10,790,549	9,630,565

Total Asset-Backed and Mortgage-Backed Securities		11,815,565

Consumer Discretionary (23.0%)
Auto Components (2.5%)
American Tire Distributors, Inc.
11.481%, 4/1/12 §(l)	4,300,000	4,267,750
11.481%, 4/1/12^ (l)	4,500,000	4,466,250
ArvinMeritor, Inc.
8.750%, 3/1/12^	6,470,000	6,599,400
8.125%, 9/15/15	918,000	890,460
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12^	4,205,000	3,847,575
Goodyear Tire & Rubber Co.
11.250%, 3/1/11	4,705,000	5,040,231
9.000%, 7/1/15^	5,130,000	5,476,275
Tenneco, Inc.
8.625%, 11/15/14^	6,550,000	6,599,125
Series B
10.250%, 7/15/13	3,550,000	3,807,375
TRW Automotive, Inc.
7.000%, 3/15/14^ §	2,190,000	2,124,300
7.250%, 3/15/17^ §	3,440,000	3,354,000
United Components, Inc.
9.375%, 6/15/13^	3,000,000	3,045,000

		49,517,741

Automobiles (1.2%)
Ford Motor Co.
8.875%, 1/15/22	2,000,000	1,720,000
7.500%, 8/1/26	3,000,000	2,257,500
7.450%, 7/16/31^	6,575,000	5,161,375
General Motors Corp.
7.125%, 7/15/13^	2,700,000	2,477,250
8.250%, 7/15/23^	9,300,000	8,137,500
8.100%, 6/15/24^	1,550,000	1,340,750
7.400%, 9/1/25	3,500,000	2,817,500

		23,911,875

Distributors (0.7%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	1,890,000
7.875%, 3/1/15	1,700,000	1,589,500
SGS International, Inc.
12.000%, 12/15/13^	6,035,000	6,216,050
Varietal Distribution, Inc. (PIK)
10.250%, 7/15/15^ §	5,000,000	4,825,000

		14,520,550

Diversified Consumer Services (0.2%)
Service Corp. International
7.375%, 10/1/14	500,000	513,750
7.625%, 10/1/18	3,050,000	3,164,375

		3,678,125

Hotels, Restaurants & Leisure (3.2%)
Buffets, Inc.
12.500%, 11/1/14^	3,000,000	2,100,000
Choctaw Resort Development Enterprise, Inc.
7.250%, 11/15/19 §	3,876,000	3,813,015
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.000%, 10/15/15	4,000,000	3,900,000
El Pollo Loco, Inc.
11.750%, 11/15/13	4,000,000	4,120,000
Herbst Gaming, Inc.
8.125%, 6/1/12^	1,800,000	1,613,250
7.000%, 11/15/14	500,000	410,000
Icahn Enterprises LP
7.125%, 2/15/13^ §	6,775,000	6,453,187
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14	2,460,000	2,447,700
MGM MIRAGE
6.625%, 7/15/15	4,800,000	4,554,000
6.875%, 4/1/16	1,825,000	1,765,688
7.500%, 6/1/16^	2,925,000	2,906,719
Mirage Resorts, Inc.
7.250%, 8/1/17	3,060,000	2,968,200
Outback Steakhouse, Inc.
10.000%, 6/15/15^ §	4,000,000	3,540,000
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	3,000,000	2,908,476
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15^ §	3,000,000	3,030,000
Station Casinos, Inc.
6.500%, 2/1/14	150,000	132,000
6.875%, 3/1/16^	2,210,000	1,922,700
7.750%, 8/15/16^	3,985,000	3,945,150
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 §	4,075,000	4,156,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14^	6,679,000	6,545,420

		63,232,005

Household Durables (0.6%)
Blyth, Inc.
5.500%, 11/1/13	8,050,000	6,762,000
KB Home
7.750%, 2/1/10^	2,260,000	2,141,350
Legrand France S.A.
8.500%, 2/15/25^	3,000,000	3,510,000

		12,413,350

Leisure Equipment & Products (0.5%)
Travelport LLC
9.875%, 9/1/14	5,375,000	5,482,500
10.246%, 9/1/14 (l)	1,000,000	1,000,000
11.875%, 9/1/16^	2,382,000	2,495,145

		8,977,645

Media (11.5%)
Allbritton Communications Co.
7.750%, 12/15/12	5,783,000	5,840,830
AMC Entertainment, Inc.
8.000%, 3/1/14	2,000,000	1,905,000
11.000%, 2/1/16	4,990,000	5,314,350
Block Communications, Inc.
8.250%, 12/15/15 §	5,000,000	4,975,000
CanWest Media, Inc.
8.000%, 9/15/12^	5,010,700	4,910,486
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15^	8,775,000	8,897,187
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^	12,600,000	12,663,000

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)

Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Series B
10.250%, 9/15/10		$3,000,000	$3,120,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §		500,000	502,500
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	8,127,000
Clear Channel Communications, Inc.
4.250%, 5/15/09		6,750,000	6,434,005
CSC Holdings, Inc.
6.750%, 4/15/12^		5,214,000	5,018,475
7.625%, 7/15/18		1,400,000	1,337,000
Series B
7.625%, 4/1/11^		4,545,000	4,556,363
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10		1,873,000	1,924,508
9.875%, 8/15/13		10,875,000	11,568,281
Dex Media, Inc.
0.000%, 11/15/13 (e)		2,840,000	2,669,600
Echostar DBS Corp.
6.625%, 10/1/14		3,385,000	3,401,925
7.125%, 2/1/16^		7,440,000	7,644,600
Gallery Capital S.A.
10.125%, 5/15/13^ §		3,550,000	3,319,250
Idearc, Inc.
8.000%, 11/15/16		7,350,000	7,331,625
Insight Communications Co., Inc.
12.250%, 2/15/11^ (e)		7,700,000	7,950,250
Intelsat Bermuda Ltd.
9.250%, 6/15/16^		5,250,000	5,446,875
11.250%, 6/15/16		1,650,000	1,767,563
Intelsat Corp.
9.000%, 6/15/16		1,500,000	1,545,000
Intelsat Subsidiary Holding Co., Ltd.
8.250%, 1/15/13^		6,850,000	6,952,750
8.625%, 1/15/15^		6,825,000	6,961,500
Kabel Deutschland GmbH
10.625%, 7/1/14		4,000,000	4,280,000
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)(m)	EUR	75,000	110,823
8.000%, 4/30/14 (b)		3,205,000	4,735,837
Network Communications, Inc.
10.750%, 12/1/13		$7,350,000	7,377,562
Quebecor Media, Inc.
7.750%, 3/15/16 (b)		2,325,000	2,217,469
R.H. Donnelley Corp.
8.875%, 10/15/17 §		5,325,000	5,404,875
Series A-3
8.875%, 1/15/16^		6,725,000	6,851,094
Reader’s Digest Association, Inc.
9.000%, 2/15/17 §		8,000,000	7,200,000
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	242,775	375,611
Unity Media GmbH
10.125%, 2/15/15 §		1,750,000	2,626,421
10.375%, 2/15/15^§		$7,250,000	7,395,000
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^§		8,260,000	8,053,500
UPC Holding B.V.
7.750%, 1/15/14 (b)(m)	EUR	925,000	1,295,921
8.625%, 1/15/14^ (b)(m)		2,500,000	3,636,172
8.625%, 1/15/14^§		10,500,000	15,271,921
Visant Corp.
7.625%, 10/1/12^		$1,930,000	1,963,775
WMG Holdings Corp.
0.000%, 12/15/14^ (e)		8,541,000	5,978,700

			226,859,604

Multiline Retail (0.4%)
Bon-Ton Stores, Inc.
10.250%, 3/15/14^		8,925,000	8,344,875
Saks, Inc.
8.250%, 11/15/08		714	718

			8,345,593

Specialty Retail (0.6%)
General Nutrition Centers, Inc. (PIK)
10.009%, 3/15/14^ §		8,395,000	8,059,200
(When Issued)
10.009%, 3/15/14		900,000	864,000
Pep Boys - Manny, Moe & Jack
7.500%, 12/15/14^		3,640,000	3,494,400

			12,417,600

Textiles, Apparel & Luxury Goods (1.6%)
Levi Strauss & Co.
12.250%, 12/15/12		7,750,000	8,333,040
Perry Ellis International, Inc., Series B
8.875%, 9/15/13		7,325,000	7,196,812
Quicksilver, Inc.
6.875%, 4/15/15		3,625,000	3,470,938
Rafaella Apparel Group, Inc., Series B
11.250%, 6/15/11		7,651,000	7,497,980
Simmons Co.
7.875%, 1/15/14		5,400,000	5,184,000

			31,682,770

Total Consumer Discretionary			455,556,858

Consumer Staples (4.9%)
Food & Staples Retailing (1.6%)
Albertson’s, Inc.
7.750%, 6/15/26		4,000,000	3,976,668
6.570%, 2/23/28		100,000	85,000
7.450%, 8/1/29		4,250,000	4,091,067
8.000%, 5/1/31		600,000	609,020
American Stores Co.
8.000%, 6/1/26		1,000,000	1,018,534
Delhaize America, Inc.
9.000%, 4/15/31		695,000	827,937
Ingles Markets, Inc.
8.875%, 12/1/11		9,903,000	10,101,060
Rite Aid Corp.
8.625%, 3/1/15^		950,000	859,750
9.375%, 12/15/15 §		8,500,000	7,905,000
Roundy’s, Inc., Term Loan
8.460%, 10/27/11 §(l)		1,477,575	1,460,336

			30,934,372

Food Products (0.2%)
Pilgrim’s Pride Corp.
7.625%, 5/1/15		2,460,000	2,496,900
8.375%, 5/1/17^		1,200,000	1,224,000

			3,720,900

Household Products (1.9%)
American Achievement Corp.
8.250%, 4/1/12		9,035,000	8,989,825
Amscan Holdings, Inc.
8.750%, 5/1/14^		6,625,000	6,128,125
Prestige Brands, Inc.
9.250%, 4/15/12^		7,769,000	7,846,690
Visant Holding Corp.
0.000%, 12/1/13^ (e)		6,525,000	6,068,250

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)

Yankee Acquisition Corp., Series B
8.500%, 2/15/15^		$9,300,000	$9,021,000

			38,053,890

Personal Products (0.5%)
NBTY, Inc.
7.125%, 10/1/15^		5,000,000	5,000,000
Playtex Ptoducts, Inc.
9.375%, 6/1/11		5,460,000	5,644,275

			10,644,275

Tobacco (0.7%)
Reynolds American, Inc.
7.625%, 6/1/16		1,895,000	2,017,612
7.750%, 6/1/18		3,440,000	3,663,280
Vector Group Ltd.
11.000%, 8/15/15 (b)		8,250,000	8,260,313

			13,941,205

Total Consumer Staples			97,294,642

Energy (6.2%)
Energy Equipment & Services (0.5%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15^		1,000,000	1,030,000
7.750%, 5/15/17^		2,500,000	2,575,000
Complete Production Services, Inc.
8.000%, 12/15/16		3,700,000	3,658,375
Dresser-Rand Group, Inc.
7.375%, 11/1/14		2,491,000	2,484,772

			9,748,147

Oil, Gas & Consumable Fuels (5.7%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12^		4,975,000	5,223,750
Chesapeake Energy Corp.
7.000%, 8/15/14		3,875,000	3,899,219
6.625%, 1/15/16^		1,000,000	995,000
6.875%, 1/15/16		3,675,000	3,675,000
Citic Resources Finance Ltd.
6.750%, 5/15/14^§		425,000	412,760
El Paso Corp.
7.000%, 6/15/17^		6,200,000	6,295,387
8.050%, 10/15/30		3,500,000	3,597,314
Energy Partners Ltd.
9.750%, 4/15/14^§		4,600,000	4,416,000
Energy XXI Gulf Coast, Inc.
10.000%, 6/15/13 §		7,500,000	7,087,500
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14^		5,560,000	5,421,000
Ferrellgas LP
7.240%, 8/1/10		9,000,000	8,775,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.750%, 6/15/12^		3,500,000	3,587,500
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^		1,150,000	1,109,750
8.250%, 3/1/16^		6,830,000	7,051,975
Knight, Inc.
6.500%, 9/1/12		1,500,000	1,485,225
Mariner Energy, Inc.
8.000%, 5/15/17^		4,000,000	3,910,000
Newfield Exploration Co.
6.625%, 9/1/14^		1,000,000	982,500
OPTI Canada, Inc.
8.250%, 12/15/14^ §		800,000	806,000
PetroHawk Energy Corp.
9.125%, 7/15/13		4,725,000	4,984,875
Plains Exploration & Production Co.
7.000%, 3/15/17^		2,450,000	2,290,750
Range Resources Corp.
7.500%, 5/15/16		2,600,000	2,652,000
Seitel, Inc.
9.750%, 2/15/14^		1,876,000	1,772,820
Stone Energy Corp.
8.250%, 12/15/11		4,250,000	4,239,375
Tesoro Corp.
6.500%, 6/1/17 §		500,000	496,250
VeraSun Energy Corp.
9.875%, 12/15/12^		6,300,000	6,363,000
9.375%, 6/1/17 §		2,350,000	2,021,000
Williams Cos., Inc.
7.875%, 9/1/21^		14,150,000	15,388,125
Series A
7.500%, 1/15/31		3,250,000	3,371,875

			112,310,950

Total Energy			122,059,097

Financials (10.0%)
Consumer Finance (4.3%)
Ford Motor Credit Co. LLC
5.800%, 1/12/09		1,000,000	965,864
7.375%, 10/28/09		1,750,000	1,715,975
9.750%, 9/15/10		2,500,000	2,550,465
7.375%, 2/1/11		5,190,000	4,973,177
9.875%, 8/10/11		2,450,000	2,481,529
7.250%, 10/25/11		1,950,000	1,827,372
8.110%, 1/13/12 (l)		1,750,000	1,653,592
7.800%, 6/1/12		22,275,000	21,190,207
7.000%, 10/1/13		2,000,000	1,807,400
8.000%, 12/15/16^		3,110,000	2,909,421
GMAC LLC
6.311%, 11/30/07		2,000,000	1,993,552
7.250%, 3/2/11		6,950,000	6,737,434
6.000%, 4/1/11		3,070,000	2,804,233
6.875%, 9/15/11		5,040,000	4,796,387
7.000%, 2/1/12		430,000	408,228
6.625%, 5/15/12		4,950,000	4,618,870
6.875%, 8/28/12		5,900,000	5,534,106
6.750%, 12/1/14^		10,440,000	9,462,576
8.000%, 11/1/31^		6,550,000	6,426,087

			84,856,475

Diversified Financial Services (5.0%)
AES Ironwood LLC
8.857%, 11/30/25		6,314,719	6,883,044
AES Red Oak LLC, Series A
8.540%, 11/30/19		1,647,402	1,754,483
Altra Industrial Motion, Inc.
9.000%, 12/1/11		5,500,000	5,575,625
Amadeus IT Group S.A., Term Loan
6.567%, 4/8/13 §(l)	EUR	2,000,000	2,729,208
C10 Capital SPV Ltd.
6.722%, 12/31/49 §(l)		$1,000,000	958,900
CHR Intermediate Holding Corp. (PIK)
12.871%, 6/1/13 §		1,200,000	1,221,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15^ §		2,000,000	2,045,000
9.750%, 4/1/17^ §		2,000,000	2,045,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14		7,450,000	8,195,000
KAR Holdings, Inc.
10.000%, 5/1/15^ §		8,500,000	7,968,750

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)

KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14	$4,200,000	$4,074,000
Leucadia National Corp.
8.125%, 9/15/15^	5,500,000	5,534,375
LVB Acquisition Merger Sub, Inc.
10.000%, 10/15/17^§	5,475,000	5,475,000
11.625%, 10/15/17 §	4,450,000	4,316,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, 4/1/15^ §	3,425,000	3,262,312
10.625%, 4/1/17^ §	1,500,000	1,406,250
PNA Intermediate Holding Corp.
12.558%, 2/15/13 §(l)	9,775,000	9,579,500
Rainbow National Services LLC
10.375%, 9/1/14^ §	6,840,000	7,506,900
Sally Holdings LLC
9.250%, 11/15/14^	1,125,000	1,136,250
Smurfit Kappa Funding plc
7.750%, 4/1/15	350,000	341,250
Susser Holdings LLC
10.625%, 12/15/13	4,018,000	4,138,540
TRAINS, Series HY-1-2006
7.140%, 5/1/16^ §	37,040	36,303
Universal City Development Partners Ltd.
11.750%, 4/1/10	5,525,000	5,773,625
Universal City, Florida, Holding Co. I/II
8.375%, 5/1/10^	4,150,000	4,181,125
10.106%, 5/1/10 (l)	2,600,000	2,626,000

		98,763,940

Insurance (0.4%)
HUB International Holdings Ltd.
9.000%, 12/15/14^§	3,250,000	3,120,000
10.250%, 6/15/15 §	5,000,000	4,650,000

		7,770,000

Real Estate Investment Trusts (REITs) (0.2%)
Host Marriott LP (REIT)
7.125%, 11/1/13^	850,000	856,375
Series Q (REIT)
6.750%, 6/1/16^	1,130,000	1,118,700
Ventas Realty LP/Ventas Capital Corp. (REIT)
9.000%, 5/1/12	1,200,000	1,305,000
7.125%, 6/1/15	1,000,000	1,020,000
6.750%, 4/1/17^	285,000	284,287

		4,584,362

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15	1,275,000	1,201,688
6.500%, 2/1/17	450,000	401,625

		1,603,313

Total Financials		197,578,090

Government Securities (6.5%)
Municipal Bonds (0.1%)
State of Texas
5.000%, 4/1/37	1,900,000	1,959,413

U.S. Government Agencies (5.7%)
Federal National Mortgage Association
5.500%, 5/1/37	7,164,437	7,017,550
5.500%, 10/1/37 †	500,000	490,748
5.000%, 10/25/37 TBA	38,500,000	36,719,375
5.500%, 10/25/37 TBA	20,100,000	19,672,875
5.500%, 11/25/37 TBA	51,216,000	50,159,680

		114,060,228

U.S. Treasuries (0.7%)
U.S. Treasury Notes
4.625%, 2/29/12^	13,000,000	13,230,542

Total Government Securities		129,250,183

Health Care (7.2%)
Biotechnology (0.4%)
Angiotech Pharmaceuticals, Inc.
9.371%, 12/1/13^ (l)	6,300,000	6,457,500
Quintiles Transnational Corp.,
Term Loan
9.200%, 3/31/14 (l)	1,500,000	1,473,750

		7,931,250

Health Care Equipment & Supplies (1.0%)
Accellent, Inc.
10.500%, 12/1/13	7,000,000	6,475,000
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	8,120,000	8,140,300
PTS Acquisition Corp. (PIK)
9.500%, 4/15/15^§	5,150,000	4,866,750

		19,482,050

Health Care Providers & Services (5.1%)
Community Health Systems, Inc.
8.875%, 7/15/15^§	16,135,000	16,578,713
DaVita, Inc.
7.250%, 3/15/15^	7,410,000	7,428,525
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14^	7,250,000	7,431,250
HCA, Inc.
6.750%, 7/15/13	6,555,000	5,899,500
7.190%, 11/15/15^	1,700,000	1,474,153
9.250%, 11/15/16 §	20,945,000	22,254,062
7.690%, 6/15/25^	3,200,000	2,628,266
(PIK)
9.625%, 11/15/16^§	4,950,000	5,284,125
HealthSouth Corp., Term Loan
7.630%, 2/2/13 §(l)	17,021	16,506
7.860%, 2/2/13 §(l)	2,095,655	2,032,261
Rotech Healthcare, Inc.
9.500%, 4/1/12^	6,650,000	4,588,500
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	5,538,000	6,050,265
Surgical Care Affiliates, Inc.
10.000%, 7/15/17^§	1,400,000	1,344,000
(PIK)
8.875%, 7/15/15 §	1,950,000	1,852,500
Tenet Healthcare Corp.
7.375%, 2/1/13	3,625,000	3,072,188
9.875%, 7/1/14^	350,000	320,250
U.S. Oncology Holdings, Inc. (PIK)
10.759%, 3/15/12 §	2,000,000	1,780,000
U.S. Oncology, Inc.
10.750%, 8/15/14^	10,000,000	10,325,000

		100,360,064

Pharmaceuticals (0.7%)
Argatroban Royalty Sub LLC
12.000%, 9/30/14	5,357,104	5,357,104
Elan Finance plc/Elan Finance Corp.
8.875%, 12/1/13^	5,975,000	5,870,437
9.705%, 12/1/13 (l)	3,925,000	3,856,313

		15,083,854

Total Health Care		142,857,218

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (7.0%)
Aerospace & Defense (0.8%)
Alion Science and Technology Corp.
10.250%, 2/1/15	$8,000,000	$7,260,000
Bombardier, Inc.
8.000%, 11/15/14^§	1,475,000	1,545,063
L-3 Communications Corp.
7.625%, 6/15/12	4,800,000	4,908,000
TransDigm, Inc.
7.750%, 7/15/14	1,500,000	1,515,000

		15,228,063

Airlines (0.4%)
Calair LLC/Calair Capital Corp.
8.125%, 4/1/08	7,000,000	7,000,000
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15	1,263,006	1,221,958
United Air Lines, Inc., Series 00-2
7.032%, 10/1/10	766,925	770,284

		8,992,242

Building Products (1.0%)
Builders FirstSource, Inc.
9.808%, 2/15/12 (l)	5,000,000	4,812,500
Nortek, Inc.
8.500%, 9/1/14^	5,940,000	5,152,950
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14^	5,500,000	5,692,500
11.750%, 8/1/16^	4,550,000	4,845,750

		20,503,700

Commercial Services & Supplies (1.6%)
Allied Waste North America, Inc.
7.250%, 3/15/15^	7,645,000	7,797,900
ARAMARK Services, Inc.
8.500%, 2/1/15^	9,725,000	9,919,500
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §	6,610,000	6,411,700
MSX International UK/MXS International Business Services Finance/MXS International GmbH
12.500%, 4/1/12 §	4,770,000	4,626,900
Sheridan Group, Inc.
10.250%, 8/15/11	3,000,000	3,026,250

		31,782,250

Construction & Engineering (0.4%)
Esco Corp.
8.625%, 12/15/13 §	7,250,000	7,141,250

Electrical Equipment (0.3%)
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12	5,500,000	5,431,250

Industrial Conglomerates (0.6%)
Harland Clarke Holdings Corp.
10.308%, 5/15/15 (l)	8,845,000	7,894,163
Sequa Corp.
9.000%, 8/1/09	2,698,000	2,805,920
Series B
8.875%, 4/1/08	2,250,000	2,272,500

		12,972,583

Machinery (0.9%)
Accuride Corp.
8.500%, 2/1/15^	3,000,000	2,880,000
Actuant Corp.
6.875%, 6/15/17 §	1,850,000	1,822,250
Stewart & Stevenson LLC
10.000%, 7/15/14	4,750,000	4,821,250
Trimas Corp.
9.875%, 6/15/12^	6,250,000	6,375,000
Trinity Industries, Inc.
6.500%, 3/15/14	1,325,000	1,272,000

		17,170,500

Road & Rail (0.7%)
Hertz Corp.
8.875%, 1/1/14	6,970,000	7,179,100
Term B Loan
7.550%, 12/21/12 §(l)	486,062	477,649
7.560%, 12/21/12 §(l)	679,776	668,010
Term DD Loan
7.550%, 12/21/12 §(l)	72,392	71,139
Term Loan
5.237%, 12/21/12 §(l)	222,222	218,376
Kansas City Southern de Mexico S.A. de C.V.
9.375%, 5/1/12	2,250,000	2,356,875
United Rentals North America, Inc.
7.750%, 11/15/13^	2,000,000	2,060,000

		13,031,149

Transportation Infrastructure (0.3%)
Saint Acquisition Corp.
13.308%, 5/15/15^§(l)	4,000,000	2,720,000
12.500%, 5/15/17^§	4,300,000	2,881,000

		5,601,000

Total Industrials		137,853,987

Information Technology (6.2%)
Communications Equipment (0.8%)
Nortel Networks Ltd.
9.610%, 7/15/11^§(l)	6,000,000	6,000,000
10.125%, 7/15/13^§	9,400,000	9,670,250
10.750%, 7/15/16^§	950,000	992,750

		16,663,000

Computers & Peripherals (0.6%)
Compucom Systems, Inc.
12.000%, 11/1/14^§	8,000,000	10,080,000
12.500%, 10/1/15 §	2,750,000	2,681,250

		12,761,250

Electronic Equipment & Instruments (1.5%)
Celestica, Inc.
7.875%, 7/1/11^	9,085,000	8,744,312
7.625%, 7/1/13^	1,700,000	1,581,000
NXP B.V./NXP Funding LLC
9.500%, 10/15/15^	8,700,000	8,112,750
Sanmina-SCI Corp.
8.444%, 6/15/14^§(l)	5,000,000	4,775,000
8.125%, 3/1/16^	3,375,000	2,919,375
Solectron Global Finance Ltd.
8.000%, 3/15/16^	2,700,000	2,922,750

		29,055,187

IT Services (1.3%)
Iron Mountain, Inc.
8.625%, 4/1/13^	4,253,000	4,306,163
6.625%, 1/1/16	4,650,000	4,347,750
SunGard Data Systems, Inc.
9.125%, 8/15/13^	10,725,000	11,154,000
10.250%, 8/15/15^	5,000,000	5,225,000

		25,032,913

Office Electronics (0.2%)
Xerox Capital Trust I
8.000%, 2/1/27^	3,100,000	3,127,469

Semiconductors & Semiconductor Equipment (1.7%)
Amkor Technologies, Inc.
7.750%, 5/15/13^	7,000,000	6,755,000
9.250%, 6/1/16^	1,250,000	1,262,500

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Freescale Semiconductor, Inc.
8.875%, 12/15/14		$10,000,000	$9,650,000
9.569%, 12/15/14 (l)		1,500,000	1,413,750
(PIK)
9.125%, 12/15/14		9,350,000	8,648,750
Sensata Technologies B.V.
8.000%, 5/1/14^		6,975,000	6,800,625

			34,530,625

Software (0.1%)
Pegasus Solutions, Inc.
10.500%, 4/15/15 §		1,750,000	1,575,000

Total Information Technology			122,745,444

Materials (9.5%)
Chemicals (4.2%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	107,000
Chemtura Corp.
6.875%, 6/1/16		3,225,000	3,063,750
Equistar Chemicals LP/ Equistar Funding Corp.
10.125%, 9/1/08^		120,000	123,900
10.625%, 5/1/11		4,756,000	4,970,020
Ferro Corp., Term Loan
7.129%, 6/6/12 (l)		807,917	785,699
7.198%, 6/6/12 (l)		1,500,000	1,458,749
7.797%, 6/6/12 (l)		1,055,556	1,026,528
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,615,125
Huntsman LLC
11.625%, 10/15/10		1,550,000	1,643,000
11.500%, 7/15/12		5,393,000	5,864,888
Ineos Group Holdings plc
8.500%, 2/15/16^§		9,325,000	8,928,687
Term B Loan
7.580%, 10/7/13 §(l)		990,000	976,182
Term C Loan
8.080%, 10/7/14 §(l)		990,000	976,182
Lyondell Chemical Co.
8.000%, 9/15/14^		9,500,000	10,450,000
8.250%, 9/15/16		2,850,000	3,213,375
6.875%, 6/15/17		2,325,000	2,522,625
Nalco Co.
7.750%, 11/15/11^		2,200,000	2,244,000
8.875%, 11/15/13^		3,750,000	3,937,500
Nova Chemicals Corp.
6.500%, 1/15/12^		2,825,000	2,669,625
8.484%, 11/15/13^ (l)		5,704,000	5,589,920
Phibro Animal Health Corp.
13.000%, 8/1/14 §		7,250,000	7,395,000
Reichhold Industries, Inc.
9.000%, 8/15/14 §		4,745,000	4,792,450
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^		4,680,000	4,668,300
SigmaKalon, Term A Loan
6.164%, 6/30/12 (b)	EUR	923,858	1,289,381

			83,311,886

Construction Materials (0.1%)
Headwaters, Inc., Term B Loan
7.360%, 4/30/11 (b)(l)		1,704,545	1,661,931

Containers & Packaging (2.1%)
Berry Plastics Holding Corp.
10.250%, 3/1/16^		$6,250,000	6,125,000
BPC Holding Corp.
8.875%, 9/15/14^		5,875,000	6,007,187
Crown Americas LLC/
Crown Americas Capital Corp.
7.625%, 11/15/13		1,050,000	1,077,563
7.750%, 11/15/15^		3,655,000	3,773,787
Impress Holdings B.V.
8.485%, 9/15/13 §(l)		4,725,000	4,701,375
Jefferson Smurfit Corp.
8.250%, 10/1/12		4,252,000	4,262,630
7.500%, 6/1/13^		2,700,000	2,612,250
Norampac, Inc.
6.750%, 6/1/13		1,675,000	1,599,625
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12		3,954,000	4,136,872
8.250%, 5/15/13		3,550,000	3,674,250
6.750%, 12/1/14^		1,023,000	1,008,934
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08 †(b)(h)		729,508	11,855
Smurfit-Stone Container Enterprises, Inc.
8.375%, 7/1/12		2,675,000	2,675,000

			41,666,328

Metals & Mining (1.0%)
Compass Minerals International, Inc., Series B
0.000%, 6/1/13^ (e)		6,461,000	6,509,458
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15		1,325,000	1,431,000
8.375%, 4/1/17		5,250,000	5,735,625
Noranda Aluminium Acquisition Corp. (PIK)
9.360%, 5/15/15^§		5,800,000	5,452,000
Novelis, Inc.
7.250%, 2/15/15^		1,406,000	1,356,790

			20,484,873

Paper & Forest Products (2.1%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^		1,800,000	1,309,500
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		2,050,000	1,691,250
Bowater Canada Finance Corp.
7.950%, 11/15/11^		2,650,000	2,179,625
Cascades, Inc.
7.250%, 2/15/13		3,500,000	3,430,000
Georgia-Pacific Corp.
7.000%, 1/15/15 §		180,000	175,500
7.125%, 1/15/17 §		1,500,000	1,451,250
8.000%, 1/15/24		7,600,000	7,410,000
7.375%, 12/1/25^		6,350,000	5,905,500
7.250%, 6/1/28		1,000,000	915,000
Term Loan B
6.948%, 12/24/12 (l)		160,476	156,973
7.264%, 12/24/12 (l)		190,476	186,319
7.474%, 12/24/12 (l)		1,619,048	1,583,709
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,653,750
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	5,433,600
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	288,000
Verso Paper Holdings LLC/ Verson Paper, Inc.
9.125%, 8/1/14^		6,800,000	7,004,000

			41,773,976

Total Materials			188,898,994

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Telecommunication Services (6.1%)
Diversified Telecommunication Services (4.5%)
Cincinnati Bell, Inc.
7.250%, 7/15/13^		$3,825,000	$3,853,688
8.375%, 1/15/14^		5,525,000	5,511,187
Citizens Communications Co.
7.125%, 3/15/19^		4,250,000	4,186,250
7.000%, 11/1/25		200,000	160,500
7.875%, 1/15/27		750,000	731,250
9.000%, 8/15/31		3,315,000	3,364,725
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13^		4,925,000	5,035,812
Insight Midwest LP/ Insight Capital, Inc.
9.750%, 10/1/09^		2,595,000	2,598,244
Nordic Telephone Co. Holdings ApS
6.330%, 11/30/14 §		729,576	1,018,923
6.580%, 11/30/14 §		873,529	1,224,930
8.250%, 5/1/16 §	EUR	3,500,000	5,227,888
8.875%, 5/1/16^ §		$200,000	211,000
Qwest Communications International, Inc.
9.058%, 2/15/09^ (l)		666,000	672,660
7.500%, 2/15/14^		12,400,000	12,555,000
Qwest Corp.
8.875%, 3/15/12		7,400,000	8,075,250
7.500%, 6/15/23^		1,000,000	985,000
Telcordia Technologies, Inc.
9.110%, 7/15/12 §(l)		10,650,000	9,931,125
10.000%, 3/15/13^ §		2,000,000	1,650,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		6,500,000	6,743,750
Virgin Media Finance plc
8.750%, 4/15/14^	EUR	1,000,000	1,445,557
9.125%, 8/15/16^		$4,000,000	4,150,000
West Corp.
9.500%, 10/15/14		5,550,000	5,730,375
11.000%, 10/15/16^		2,625,000	2,756,250
Wind Acquisition Finance S.A.
10.750%, 12/1/15 §		1,600,000	1,772,000

			89,591,364

Wireless Telecommunication Services (1.6%)
American Cellular Corp., Series B
10.000%, 8/1/11		597,000	623,865
Cell C Pty Ltd.
11.000%, 7/1/15^§		3,000,000	2,535,000
Centennial Cellular Corp./ Centennial Cellular Operating Co. LLC
10.750%, 12/15/08^		1,507,000	1,507,000
Centennial Cellular Operating Co./ Centennial Communications Corp.
10.125%, 6/15/13		6,700,000	7,102,000
iPCS, Inc. (PIK)
8.606%, 5/1/14^ §		7,000,000	6,860,000
Rural Cellular Corp.
9.875%, 2/1/10^		6,783,000	7,088,235
Stratos Global Corp.
9.875%, 2/15/13		4,450,000	4,683,625

			30,399,725

Total Telecommunication Services			119,991,089

Utilities (7.1%)
Electric Utilities (2.7%)
Edison Mission Energy
7.000%, 5/15/17 §		3,475,000	3,422,875
7.200%, 5/15/19 §		9,305,000	9,165,425
7.625%, 5/15/27 §		1,000,000	965,000
Midwest Generation LLC, Series B
8.560%, 1/2/16		3,840,081	4,108,887
Mirant Americas Generation, Inc.
8.300%, 5/1/11^		6,670,000	6,736,700
Nevada Power Co., Series N
6.650%, 4/1/36		1,000,000	992,667
Series R
6.750%, 7/1/37		100,000	100,524
Reliant Energy, Inc.
7.625%, 6/15/14^		7,025,000	7,077,687
6.750%, 12/15/14		8,225,000	8,307,250
7.875%, 6/15/17^		4,460,000	4,487,875
Sierra Pacific Power Co., Series P
6.750%, 7/1/37		900,000	904,718
Sierra Pacific Resources
8.625%, 3/15/14^		2,700,000	2,858,009
6.750%, 8/15/17		1,850,000	1,819,938
Tenaska Alabama Partners LP
7.000%, 6/30/21^ §		3,134,512	3,148,639

			54,096,194

Gas Utilities (1.3%)
AmeriGas Partners LP
7.250%, 5/20/15^		5,250,000	5,171,250
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16^		8,825,000	8,582,312
SemGroup plc
8.750%, 11/15/15^ §		5,925,000	5,791,688
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13^		7,225,000	7,044,375

			26,589,625

Independent Power Producers & Energy Traders (1.9%)
AES Corp.
8.750%, 5/15/13 §		3,175,000	3,321,844
Dynegy Holdings, Inc.
7.500%, 6/1/15^§		1,000,000	965,000
8.375%, 5/1/16		5,200,000	5,226,000
7.125%, 5/15/18		1,700,000	1,551,250
7.750%, 6/1/19 §		300,000	286,875
NRG Energy, Inc.
7.250%, 2/1/14^		4,775,000	4,786,938
7.375%, 2/1/16^		12,545,000	12,576,362
7.375%, 1/15/17		8,555,000	8,555,000

			37,269,269

Multi-Utilities (1.2%)
Dynegy-Roseton Danskammer, Series A
7.270%, 11/8/10		6,500,000	6,528,470
Series B
7.670%, 11/8/16		1,450,000	1,457,250
PSEG Energy Holdings LLC
8.500%, 6/15/11		9,205,000	9,688,520
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B
9.237%, 7/2/17		2,752,076	2,958,482

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 (b)(h)	$2,507,432	$2,482,358

		23,115,080

Total Utilities		141,070,168

Total Long-Term Debt Securities (94.3%) (Cost $1,886,340,266)
		1,866,971,335

CONVERTIBLE BONDS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35^	800,000	878,000
Peabody Energy Corp.
4.750%, 12/15/41^	1,425,000	1,496,250

Total Energy		2,374,250

Financials (0.2%)
Capital Markets (0.2%)
Deutsche Bank AG/London
(Zero Coupon), 7/14/08 §	500,000	490,950
(Zero Coupon), 9/29/08 §	600,000	589,260
(Zero Coupon), 10/24/08 §	625,000	645,063
Morgan Stanley
3.350%, 10/1/12 (b)	1,500,000	1,500,000

Total Financials		3,225,273

Health Care (0.3%)
Biotechnology (0.3%)
NPS Pharmaceuticals, Inc.
3.000%, 6/15/08	5,000,000	4,875,000

Total Health Care		4,875,000

Information Technology (0.1%)
Communications Equipment (0.1%)
Nortel Networks Corp.
1.750%, 4/15/12 §	350,000	292,250
2.125%, 4/15/14^ §	1,725,000	1,401,562

Total Communications Equipment		1,693,812

Semiconductors & Semiconductor Equipment (0.0%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15^	1,425,000	1,280,719

Total Information Technology		2,974,531

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Qwest Communications International, Inc.
3.500%, 11/15/25	375,000	620,625

Total Telecommunication Services		620,625

Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,411,719

Total Utilities		2,411,719

Total Convertible Bonds (0.8%) (Cost $16,346,434)		16,481,398

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.,
5.000%	14,800	1,650,200

Total Energy		1,650,200

Financials (0.1%)
Capital Markets (0.1%)
Vale Capital Ltd.,
5.500%	32,400	2,162,700

Total Financials		2,162,700

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.,
6.750%	6,300	974,925

Total Materials		974,925

Total Convertible Preferred Stocks (0.3%) (Cost $3,929,549)		4,787,825

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (5.0%)
Bank of America Corp.
5.19%, 10/5/07 (p)	$40,800,000	40,770,637
Fortis Funding LLC
5.13%, 10/1/07 §(p)	27,300,000	27,296,114
UBS Finance Delaware LLC
4.75%, 10/1/07 (p)	3,100,000	3,099,591
5.17%, 10/18/07 (p)	27,100,000	27,030,110

Total Commercial Paper		98,196,452

Government Securities (0.4%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	6,500,000	6,499,278
U.S. Treasury Bills
3.63%, 12/13/07 #(p)	375,000	372,226

Total Government Securities		6,871,504

Short-Term Investments of Cash Collateral for Securities Loaned (23.0%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	7,529,513	7,529,513
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	4,910,552	4,910,552
Banesto S.A./Madrid
5.33%, 12/27/07	12,276,380	12,276,380
Barclays plc/Seoul
5.22%, 10/29/07	8,184,254	8,184,254
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	3,601,071	3,601,071
Beta Finance, Inc.
4.87%, 1/31/08 (l)	654,740	654,740
4.87%, 3/10/08 (l)	1,636,695	1,636,695
BNP Paribas S.A.
5.20%, 10/1/07	17,563,408	17,563,408
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	7,856,884	7,856,884
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	4,910,552	4,910,552
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	3,833,177	3,833,177
Comerica Bank
5.78%, 3/16/09 (l)	1,636,703	1,636,703

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Commerzbank AG/Frankfurt
5.20%, 10/1/07	$1,194,901	$1,194,901
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	2,263,198	2,263,198
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	4,255,812	4,255,812
Den Danske Bank/London
5.50%, 10/1/07	20,460,633	20,460,633
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	9,821,104	9,821,104
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	1,636,851	1,636,851
Dexia Bank
5.13%, 10/1/07	8,184,254	8,184,254
Fenway Funding LLC
5.37%, 10/2/07	9,205,052	9,205,052
Fifth Third Bancorp
5.14%, 8/22/08 (l)	491,051	491,051
First Tennessee Bank
5.77%, 8/15/08 (l)	14,730,654	14,730,654
General Electric Capital Corp.
4.90%, 3/12/10 (l)	654,740	654,740
Glitnir banki hf
5.62%, 8/15/08 (l)	8,184,254	8,184,254
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	1,800,536	1,800,536
5.37%, 8/18/08 (l)	3,273,701	3,273,701
4.91%, 3/27/09 (l)	4,583,182	4,583,182
Hartford Life, Inc.
5.80%, 9/26/08 (l)	1,309,481	1,309,481
ING Bank N.V./United States
5.85%, 12/28/07 (l)	12,276,380	12,276,380
IXIS Corporate & Investment Bank
5.28%, 10/1/07	16,368,507	16,368,507
K2 (USA) LLC
4.87%, 5/29/09 (l)	6,544,256	6,544,256
4.87%, 6/18/09 (l)	8,179,963	8,179,963
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	9,820,796	9,820,796
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	572,898	572,898
5.60%, 8/21/09 (l)	4,092,073	4,092,073
Links Finance LLC
4.87%, 6/25/09 (l)	2,454,203	2,454,203
Mane Funding Corp.
5.25%, 10/1/07	16,361,346	16,361,346
Market Street Funding Corp.
5.30%, 10/1/07	16,361,278	16,361,278
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	4,092,127	4,092,127
Monumental Global Funding II
4.86%, 4/25/08 (l)	1,964,221	1,964,221
4.93%, 5/26/10 (l)	7,693,198	7,693,198
Morgan Stanley
5.40%, 5/7/09 (l)	8,184,254	8,184,254
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	80,778,678	80,778,678
5.35%, 10/1/07 (r)	11,457,955	11,457,955
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	4,910,552	4,910,552
New York Life Insurance Co.
5.42%, 12/28/07 (l)	5,565,293	5,565,293
Pricoa Global Funding I
4.90%, 6/25/10 (l)	4,909,201	4,909,201
Rheingold Securitization Ltd.
5.35%, 10/25/07	12,112,532	12,112,532
5.35%, 1/7/08	3,992,443	3,992,443
Royal Bank of Scotland plc/London
5.30%, 10/1/07	16,368,507	16,368,507
Simba Funding Corp.
5.25%, 10/1/07	16,361,346	16,361,346
Three Pillars Funding Corp.
5.25%, 10/1/07	16,361,346	16,361,346
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	1,636,851	1,636,851

Total Short-Term Investments of Cash Collateral for Securities Loaned		456,063,537

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	46,049,775	46,049,775

Total Short-Term Investments (30.7%) (Cost/Amortized Cost $607,194,463)		607,181,268

Total Investments (126.1%) (Cost/Amortized Cost $2,513,810,712)		2,495,421,826
Other Assets Less Liabilities (-26.1%)		(516,142,349)

Net Assets (100%)		$1,979,279,477

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $502,583 or 0.0% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $423,101,040 or 21.4% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

TBA — Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation/ (Depreciation)
90-Day EURODollar	65	December-07	$15,454,125	$15,462,688	$8,563
90-Day EURODollar	210	December-08	50,190,500	50,234,625	44,125
90-Day EURODollar	55	December-09	13,106,750	13,103,750	(3,000)
3 Month EURO EURIBOR	100	March-09	34,115,083	34,137,243	22,160
British Pound 90-Day Sterling	160	March-09	38,516,180	38,702,136	185,956

					$257,804

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 10/3/07	7,100	$9,575,415	$10,124,505	$549,090
European Union, expiring 1/24/08	5,000	6,890,000	7,142,450	252,450

				$801,540

Foreign Currency Sell Contracts
European Union, expiring 10/4/07	10,125	$13,482,855	$14,438,486	$(955,631)
European Union, expiring 10/4/07	18,362	24,863,984	26,184,640	(1,320,656)
European Union, expiring 1/24/08	13,675	18,731,400	19,534,601	(803,201)
European Union, expiring 1/24/08	1,000	1,369,010	1,428,490	(59,480)
British Pound, expiring 11/1/07	49	98,980	100,190	(1,210)

				$(3,140,178)

				$(2,338,638)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,332,774,614
Long-term U.S. Treasury securities	12,964,453

$1,345,739,067

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,220,283,551
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$25,893,748
Aggregate gross unrealized depreciation	(46,025,408)

Net unrealized depreciation	$(20,131,660)

Federal income tax cost of investments	$2,515,553,486

At September 30, 2007, the Portfolio had loaned securities with a total value of $446,868,234. This was secured by collateral of $456,063,537 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $315,974,892 of which $29,624,243 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.2%)
BHP Billiton Ltd.^	769,034	$30,401,024
CSL Ltd.	118,172	11,251,470
Macquarie Airports Ltd.	1,561,573	6,027,629
Macquarie Bank Ltd.^	190,333	14,254,484
Macquarie Infrastructure Group	2,500,150	6,921,745
National Australia Bank Ltd.^	297,121	10,469,555
QBE Insurance Group Ltd.^	301,674	9,047,937
Zinifex Ltd.	432,400	6,798,989

		95,172,833

Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	118,597	9,039,111
voestalpine AG	115,100	9,946,087

		18,985,198

Belgium (0.6%)
Dexia S.A.^	191,615	5,803,478
Fortis (London International Exchange)^	185,809	5,471,307
Fortis (virt-x Exchange)^	266,300	7,841,434

		19,116,219

Brazil (3.8%)
All America Latina Logistica S.A.	390,115	5,503,750
Cia Vale do Rio Doce (ADR)	535,612	18,173,315
Gafisa S.A.	510,644	8,619,381
JHSF Participacoes S.A.*	888,000	4,733,093
Petroleo Brasileiro S.A. (ADR)	533,015	40,242,633
Redecard S.A.*	304,700	5,653,490
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	237,546	31,249,176

		114,174,838

Canada (2.4%)
Bombardier, Inc., Class B*	497,200	2,954,257
Canadian Imperial Bank of Commerce^	46,800	4,675,060
EnCana Corp.	118,500	7,326,949
Gerdau Ameristeel Corp.	391,200	4,637,056
Husky Energy, Inc.^	111,600	4,650,701
ING Canada, Inc.	95,700	4,295,026
Nexen, Inc.	127,906	3,907,971
Potash Corp. of Saskatchewan, Inc.	164,820	17,421,474
Research In Motion Ltd.*	185,425	18,273,634
Teck Cominco Ltd., Class B	108,600	5,155,675

		73,297,803

Denmark (0.2%)
Carlsberg A/S, Class B	43,300	5,913,694

Egypt (0.0%)
Orascom Construction Industries (GDR)	9,332	1,581,104

Finland (1.4%)
Nokia Oyj	950,255	36,124,730
Stora Enso Oyj, Class R	271,400	5,286,458

		41,411,188

France (11.6%)
Accor S.A.	321,423	28,535,820
Air France-KLM	121,600	4,468,403
Alstom	50,647	10,296,418
BNP Paribas S.A.^	258,838	28,323,970
Cie de Saint-Gobain S.A.^	86,126	8,988,564
Cie Generale de Geophysique-Veritas*	32,762	10,705,195
Compagnie Generale des
Etablissements Michelin, Class B	79,900	10,741,642
Credit Agricole S.A.^	309,152	11,924,595
Electricite de France	199,516	21,095,663
France Telecom S.A.	227,100	7,606,843
Imerys S.A.^	60,001	5,476,595
J.C. Decaux S.A.^	436,127	15,317,281
Lafarge S.A.^	77,205	11,961,330
Lagardere SCA^	87,900	7,481,605
Pernod-Ricard S.A.^	52,200	11,390,725
PPR S.A	80,739	15,190,223
Renault S.A.^	132,000	19,127,465
Sanofi-Aventis^	294,391	24,926,943
Societe Generale^	66,935	11,232,081
Total S.A.^	693,632	56,397,601
Veolia Environnement^	287,775	24,781,203

		345,970,165

Germany (9.2%)
Allianz SE (Registered)	93,700	21,892,247
BASF AG	152,986	21,160,588
Continental AG^	256,386	35,455,269
DaimlerChrysler AG	348,358	35,089,791
Deutsche Bank AG (Registered)	92,800	11,959,819
Deutsche Lufthansa AG (Registered)	260,900	7,503,852
Deutsche Post AG (Registered)^	306,976	8,929,742
Deutsche Telekom AG (Registered)^	290,500	5,708,206
E.ON AG^	210,200	38,863,600
Fresenius Medical Care AG & Co. KGaA	58,500	3,108,992
GEA Group AG*	150,271	5,286,261
Linde AG^	79,043	9,816,033
MTU Aero Engines Holdings AG	80,158	4,880,665
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	78,800	15,143,412
RWE AG	97,390	12,248,622
SAP AG^	180,800	10,583,173
Siemens AG (Registered)	134,342	18,470,695
Symrise AG*^	154,757	4,104,569
TUI AG*^	145,200	3,900,783

		274,106,319

Hong Kong (3.6%)
China Merchants Holdings International Co., Ltd.^	1,796,000	11,170,347
China Mobile Ltd.	1,920,500	31,448,980
CNOOC Ltd.	9,339,100	15,689,606
Esprit Holdings Ltd.	1,508,100	23,958,573
Melco PBL Entertainment Macau Ltd. (ADR)*	715,345	11,803,192
Orient Overseas
International Ltd.	174,000	1,655,203
Shangri-La Asia Ltd.^	3,734,973	12,587,880
Sino Land Co.	303,675	755,491

		109,069,272

India (0.5%)
ICICI Bank Ltd. (ADR)	282,680	14,902,890

Ireland (0.2%)
Bank of Ireland	273,700	5,073,672

Italy (2.6%)
Banco Popolare S.c.a.r.l.*	163,500	3,662,673

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Buzzi Unicem S.p.A.^	158,000	$4,109,474
ENI S.p.A.^	1,104,771	40,943,300
Fondiaria-Sai S.p.A.^	125,271	5,882,292
Fondiaria-Sai S.p.A. (RNC)	14,200	463,285
Intesa Sanpaolo S.p.A.	1,424,000	10,995,443
Italcementi S.p.A.^	157,800	3,496,732
UniCredito Italiano S.p.A.	1,135,200	9,712,431

		79,265,630

Japan (16.4%)
Aisin Seiki Co., Ltd.	200,700	8,019,963
Alps Electric Co., Ltd.^	341,600	4,109,966
Astellas Pharma, Inc.	148,400	7,118,652
Bank of Yokohama Ltd.	573,000	3,955,853
Canon, Inc.	304,500	16,621,382
Chuo Mitsui Trust Holdings, Inc.	1,295,000	10,101,597
Daikin Industries Ltd.	365,764	17,609,149
Dainippon Ink and Chemicals, Inc.	895,000	3,966,004
East Japan Railway Co.	1,708	13,471,884
EDION Corp.^	122,000	1,358,447
Fujitsu Ltd.	1,335,000	9,437,339
Hirose Electric Co., Ltd.^	28,100	3,417,551
Honda Motor Co., Ltd.	524,800	17,635,729
Isuzu Motors Ltd.	1,326,000	7,595,943
Itochu Corp.	631,000	7,663,300
JFE Holdings, Inc.	239,100	16,944,013
Komatsu Ltd.	89,000	2,990,815
Kyushu Electric Power Co., Inc.^	205,700	5,444,026
Leopalace21 Corp.	72,100	2,366,404
Marubeni Corp.^	1,874,000	17,195,804
Mitsubishi Chemical Holdings Corp.	767,000	6,677,404
Mitsubishi Corp.	631,200	20,002,333
Mitsubishi UFJ Financial Group, Inc.†	2,411	21,199,756
Mitsui & Co., Ltd.	467,000	11,343,142
Mitsui Chemicals, Inc.^	513,000	5,095,834
Mitsui Fudosan Co., Ltd.	336,000	9,331,302
Mitsui O.S.K. Lines Ltd.	687,000	11,130,518
Mizuho Financial Group, Inc.	859	4,898,315
Nidec Corp.^	100,600	7,032,760
Nintendo Co., Ltd.	44,700	23,271,318
Nippon Mining Holdings, Inc.	753,500	7,570,095
Nippon Telegraph & Telephone Corp.	1,964	9,181,805
Nippon Yusen KK^	438,000	4,278,379
Nissan Motor Co., Ltd.	1,994,200	19,982,799
Nitto Denko Corp.^	90,600	4,211,936
Nomura Holdings, Inc.	255,800	4,289,129
ORIX Corp.	39,000	8,895,660
Secom Co., Ltd.	14,000	674,009
Seven & I Holdings Co., Ltd.	229,300	5,898,938
Sharp Corp.^	485,000	8,803,596
Shin-Etsu Chemical Co., Ltd.	129,700	8,965,464
SMC Corp.^	49,500	6,778,697
Sony Corp.^	293,200	14,217,769
Sumitomo Corp.^	522,000	10,088,713
Sumitomo Mitsui Financial Group, Inc.^	2,891	22,525,965
Tokyo Electric Power Co., Inc.	367,000	9,265,660
Toshiba Corp.^	1,311,000	12,246,576
Toyota Motor Corp.	426,300	25,162,704
Yamada Denki Co., Ltd.^	101,000	9,997,562

		490,041,959

Luxembourg (0.9%)
ArcelorMittal^	356,069	28,111,503

Mexico (1.4%)
America Movil S.A.B. de C.V., Series L (ADR)	221,183	14,155,712
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	100,000	3,740,000
Fomento Economico Mexicano S.A.B. de C.V. (Sponsored ADR)	120,000	4,488,000
Grupo Televisa S.A. (Sponsored ADR)	797,091	19,265,689

		41,649,401

Netherlands (3.7%)
European Aeronautic Defence and Space Co. N.V.^	42,060	1,293,071
Heineken N.V.	229,355	15,050,784
ING Groep N.V. (CVA)	858,820	38,122,868
Koninklijke Ahold N.V.*	602,720	9,110,155
Koninklijke Philips Electronics N.V.	225,732	10,187,583
Reed Elsevier N.V.	380,122	7,219,906
Royal Dutch Shell plc, Class A	333,000	13,751,405
Royal Dutch Shell plc, Class B	71,028	2,923,904
Wolters Kluwer N.V.	415,276	12,328,830

		109,988,506

Singapore (0.7%)
CapitaLand Ltd.	3,418,000	18,752,406
Neptune Orient Lines Ltd.	378,000	1,348,637

		20,101,043

South Africa (0.2%)
MTN Group Ltd.	310,852	4,715,143

South Korea (0.6%)
Samsung Electronics Co., Ltd.	27,980	17,579,218

Spain (1.0%)
Banco Bilbao Vizcaya Argentaria S.A.^	449,700	10,542,145
Banco Santander S.A.	417,400	8,112,461
Repsol YPF S.A.	293,700	10,490,978

		29,145,584

Sweden (0.9%)
Nordea Bank AB	328,000	5,715,988
Svenska Cellulosa AB, Class B	328,500	6,129,968
Telefonaktiebolaget LM Ericsson, Class B	3,518,200	14,085,685

		25,931,641

Switzerland (9.7%)
ABB Ltd. (Registered)	1,334,760	35,150,304
Actelion Ltd. (Registered) *^	214,450	11,880,631
Adecco S.A. (Registered)	142,720	8,440,002
Credit Suisse Group (Registered)	194,800	12,933,683
Holcim Ltd. (Registered)	404,916	44,725,959
Julius Baer Holding AG (Registered)	223,948	16,744,405
Kuehne & Nagel International AG (Registered)	51,282	5,047,814
Lonza Group AG (Registered)^	168,727	18,405,264
Nestle S.A. (Registered)	87,470	39,292,944
Novartis AG (Registered)	388,141	21,419,849
Roche Holding AG	157,496	28,556,930
UBS AG (Registered)	348,208	18,722,629
Xstrata plc	199,880	13,266,483

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Zurich Financial Services AG (Registered)	49,585	$14,874,435

		289,461,332

Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	675,961	6,840,727

United Kingdom (17.7%)
Amdocs Ltd.*	131,344	4,884,683
AstraZeneca plc	265,500	13,303,287
Aviva plc	638,858	9,620,282
BAE Systems plc	1,088,600	10,991,605
Barclays plc	2,400,344	29,245,624
BG Group plc	649,362	11,239,911
BHP Billiton plc	203,900	7,300,640
BP plc	513,200	5,958,791
British American Tobacco plc	222,100	7,961,379
British Land Co. plc (REIT)	255,331	6,122,613
British Sky Broadcasting Group plc	2,117,385	30,108,580
Burberry Group plc	674,687	9,069,291
Centrica plc	601,262	4,680,843
Friends Provident plc	516,442	1,817,421
GlaxoSmithKline plc	1,256,629	33,346,686
Greene King plc	173,300	3,127,323
HBOS plc	820,440	15,350,982
Home Retail Group plc	750,200	5,721,374
HSBC Holdings plc^	1,452,000	26,560,121
ICAP plc	930,399	10,031,953
ITV plc	2,094,710	4,397,207
Johnson Matthey plc	145,679	4,968,647
Kazakhmys plc	269,400	7,744,253
Kingfisher plc	1,138,396	4,164,535
Man Group plc	2,173,910	24,618,683
Marston’s plc	324,000	2,243,930
Mitchells & Butlers plc	244,882	3,061,285
Reckitt Benckiser plc	209,027	12,282,661
Rio Tinto plc	281,882	24,384,169
Royal & Sun Alliance Insurance Group	951,491	3,007,730
Royal Bank of Scotland Group plc	1,482,809	15,927,593
SABMiller plc	229,100	6,524,841
Schroders plc	187,220	5,312,933
Smith & Nephew plc	622,641	7,611,693
Standard Chartered plc	504,904	16,528,537
Taylor Wimpey plc	461,860	2,605,743
Tesco plc	6,965,300	62,597,535
Trinity Mirror plc	430,300	3,627,222
Vodafone Group plc	13,256,621	47,872,177
Wm. Morrison Supermarkets plc	1,153,584	6,661,757
Wolseley plc	567,266	9,592,576
WPP Group plc	682,964	9,250,420

		531,429,516

United States (1.6%)
Las Vegas Sands Corp.*	167,696	22,374,000
Schlumberger Ltd	232,843	24,448,515

		46,822,515

Total Common Stocks (94.9%) (Cost $2,296,735,422)		2,839,858,913

RIGHTS:
Belgium (0.1%)
Fortis, expiring 11/08/07*	425,109	2,400,877

Total Rights (0.1%) (Cost $—)		2,400,877

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.0%)
U.S. Treasury Bills
3.77%, 1/10/08 (p)	$7,153,000	7,077,400
3.81%, 1/31/08 (p)	2,938,000	2,900,294
3.88%, 2/7/08 (p)	2,791,000	2,752,476
(When Issued)
2.97%, 11/1/07 (p)	14,191,000	14,153,616
3.78%, 1/3/08 (p)	4,201,000	4,159,460

Total Government Securities		31,043,246

Short-Term Investments of Cash Collateral for Securities Loaned (14.2%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	7,021,437	7,021,437
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	4,579,198	4,579,198
Banesto S.A./Madrid
5.33%, 12/27/07	11,447,995	11,447,995
Barclays plc/Seoul
5.22%, 10/29/07	7,631,997	7,631,997
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	3,358,079	3,358,079
Beta Finance, Inc.
4.87%, 1/31/08 (l)	610,560	610,560
4.87%, 3/10/08 (l)	1,526,254	1,526,254
BNP Paribas S.A.
5.20%, 10/1/07	16,378,265	16,378,265
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	7,326,716	7,326,716
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	4,579,198	4,579,198
Citigroup Global Markets, Inc.
5.40%, 10/5/07(l)	3,574,522	3,574,522
Comerica Bank
5.78%, 3/16/09 (l)	1,526,262	1,526,262
Commerzbank AG/Frankfurt
5.20%, 10/1/07	1,114,271	1,114,271
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	2,110,482	2,110,482
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	3,968,638	3,968,638
Den Danske Bank/London
5.50%, 10/1/07	19,079,991	19,079,991
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	9,158,396	9,158,396
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	1,526,399	1,526,399
Dexia Bank
5.13%, 10/1/07	7,631,997	7,631,997
Fenway Funding LLC
5.37%, 10/2/07	8,583,914	8,583,914
Fifth Third Bancorp
5.14%, 8/22/08 (l)	457,916	457,916
First Tennessee Bank
5.77%, 8/15/08 (l)	13,736,659	13,736,659
General Electric Capital Corp.
4.90%, 3/12/10 (l)	610,560	610,560
Glitnir banki hf
5.62%, 8/15/08 (l)	7,631,996	7,631,996

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	$1,679,039	$1,679,039
5.37%, 8/18/08 (l)	3,052,799	3,052,799
4.91%, 3/27/09 (l)	4,273,918	4,273,918
Hartford Life, Inc.
5.80%, 9/26/08 (l)	1,221,119	1,221,119
ING Bank N.V./United States
5.85%, 12/28/07 (l)	11,447,995	11,447,995
IXIS Corporate & Investment Bank
5.28%, 10/1/07	15,263,993	15,263,993
K2 (USA) LLC
4.87%, 5/29/09 (l)	6,102,663	6,102,663
4.87%, 6/18/09 (l)	7,627,995	7,627,995
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	9,158,109	9,158,109
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	534,240	534,240
5.60%, 8/21/09 (l)	3,815,948	3,815,948
Links Finance LLC
4.87%, 6/25/09 (l)	2,288,598	2,288,598
Mane Funding Corp.
5.25%, 10/1/07	15,257,315	15,257,315
Market Street Funding Corp.
5.30%, 10/1/07	15,257,251	15,257,251
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	3,815,998	3,815,998
Monumental Global Funding II
4.86%, 4/25/08 (l)	1,831,679	1,831,679
4.93%, 5/26/10 (l)	7,174,077	7,174,077
Morgan Stanley
5.40%, 5/7/09 (l)	7,631,997	7,631,997
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	75,327,896	75,327,896
5.35%, 10/1/07 (r)	10,684,795	10,684,795
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	4,579,198	4,579,198
New York Life Insurance Co.
5.42%, 12/28/07 (l)	5,189,757	5,189,757
Pricoa Global Funding I
4.90%, 6/25/10 (l)	4,577,938	4,577,938
Rheingold Securitization Ltd.
5.35%, 10/25/07	11,295,202	11,295,202
5.35%, 1/7/08	3,723,041	3,723,041
Royal Bank of Scotland plc/London
5.30%, 10/1/07	15,263,993	15,263,993
Simba Funding Corp.
5.25%, 10/1/07	15,257,315	15,257,315
Three Pillars Funding Corp.
5.25%, 10/1/07	15,257,315	15,257,315
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	1,526,399	1,526,399

Total Short-Term Investments of Cash Collateral for Securities Loaned		425,289,284

Time Deposit (3.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	88,886,554	88,886,554

Total Short-Term Investments (18.2%) (Cost/Amortized Cost $545,222,587)		545,219,084

Total Investments (113.2%) (Cost/Amortized Cost $2,841,958,009)		3,387,478,874
Other Assets Less Liabilities (-13.2%)		(394,017,149)

Net Assets (100%)		$2,993,461,725

Market Sector Diversification
As a Percentage of Total Net Assets
Financials	22.0%
Consumer Discretionary	16.3
Materials	12.0
Industrials	10.0
Energy	8.6
Consumer Staples	6.4
Information Technology	6.4
Health Care	5.4
Telecommunications Services	4.0
Utilities	3.9
Cash and Other	5.0

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $21,199,756 or 0.71% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	185	December-07	$11,135,311	$11,636,251	$500,940

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,376,156,071
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$876,936,097

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,912,046
Aggregate gross unrealized depreciation	(48,938,994)

Net unrealized appreciation	$536,973,052

Federal income tax cost of investments	$2,850,505,822

At September 30, 2007, the Portfolio had loaned securities with a total value of $405,967,094. This was secured by collateral of $425,289,284 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.4%)
Autoliv, Inc.^	18,200	$1,087,450
BorgWarner, Inc.^	11,000	1,006,830
Lear Corp.*^	24,600	789,660
Magna International, Inc., Class A	12,800	1,232,768

		4,116,708

Automobiles (0.4%)
DaimlerChrysler AG	17,000	1,703,400
General Motors Corp.^	60,900	2,235,030

		3,938,430

Hotels, Restaurants & Leisure (2.0%)
Las Vegas Sands Corp.*	102,700	13,702,234
McDonald’s Corp.	54,800	2,984,956
Melco PBL Entertainment Macau Ltd. (ADR)*^	253,415	4,181,347

		20,868,537

Household Durables (0.7%)
Black & Decker Corp.^	16,600	1,382,780
Centex Corp.^	29,200	775,844
KB Home^	28,100	704,186
Pulte Homes, Inc.^	70,400	958,144
Sony Corp. (ADR)^	62,220	2,990,293

		6,811,247

Internet & Catalog Retail (0.9%)
Liberty Media Corp., Interactive, Class A*	476,115	9,146,169

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	598,230

Media (4.0%)
CBS Corp., Class B^	59,000	1,858,500
Comcast Corp., Class A*	25,300	611,754
Comcast Corp., Special Class A*	635,547	15,227,706
DIRECTV Group, Inc.*	473,000	11,484,440
Gannett Co., Inc.^	38,100	1,664,970
Idearc, Inc.^	42,400	1,334,328
Interpublic Group of Cos., Inc.*^	66,100	686,118
Time Warner, Inc.	124,300	2,282,148
Tribune Co.	21,990	600,767
Viacom, Inc., Class B*	61,300	2,388,861
Walt Disney Co.	94,700	3,256,733

		41,396,325

Multiline Retail (1.2%)
Dillard’s, Inc., Class A^	18,500	403,855
Dollar Tree Stores, Inc.*	28,900	1,171,606
Family Dollar Stores, Inc.^	28,300	751,648
Macy’s, Inc.	61,600	1,990,912
Nordstrom, Inc.	134,590	6,310,925
Target Corp.	21,500	1,366,755

		11,995,701

Specialty Retail (0.7%)
Gap, Inc.	76,300	1,406,972
Home Depot, Inc.	82,400	2,673,056
Limited Brands, Inc.^	4,400	100,716
Lowe’s Cos., Inc.	87,700	2,457,354
Office Depot, Inc.*^	29,400	606,228
Sherwin-Williams Co.^	7,700	505,967

		7,750,293

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.^	31,300	661,369
NIKE, Inc., Class B	125,310	7,350,685
VF Corp.	16,600	1,340,450

		9,352,504

Total Consumer Discretionary		115,974,144

Consumer Staples (8.0%)
Beverages (0.8%)
Coca-Cola Co.	48,900	2,810,283
Molson Coors Brewing Co., Class B	6,600	657,822
PepsiCo, Inc.	59,300	4,344,318

		7,812,423

Food & Staples Retailing (2.1%)
CVS Caremark Corp.	194,783	7,719,250
Kroger Co.	38,000	1,083,760
Rite Aid Corp.*^	1,655,600	7,648,872
Safeway, Inc.	47,700	1,579,347
Wal-Mart Stores, Inc.	81,400	3,553,110

		21,584,339

Food Products (1.6%)
Cadbury Schweppes plc (ADR)	59,595	2,772,360
General Mills, Inc.	24,800	1,438,648
Kellogg Co.	26,100	1,461,600
Kraft Foods, Inc., Class A	253,900	8,762,089
Sara Lee Corp.	112,400	1,875,956

		16,310,653

Household Products (0.9%)
Colgate-Palmolive Co.	22,900	1,633,228
Kimberly-Clark Corp.	23,700	1,665,162
Procter & Gamble Co.	93,100	6,548,654

		9,847,044

Personal Products (0.9%)
Avon Products, Inc.	240,540	9,027,466

Tobacco (1.7%)
Altria Group, Inc.	260,215	18,092,749

Total Consumer Staples		82,674,674

Energy (6.5%)
Energy Equipment & Services (0.1%)
Schlumberger Ltd.^	3,200	336,000

Oil, Gas & Consumable Fuels (6.4%)
Apache Corp.	126,300	11,374,578
BP plc (ADR)	21,100	1,463,285
Chevron Corp.	67,200	6,288,576
ConocoPhillips	241,120	21,163,102
EOG Resources, Inc.	61,300	4,433,829
Exxon Mobil Corp.	110,200	10,200,112
Marathon Oil Corp.	46,600	2,657,132
Royal Dutch Shell plc, Class A (ADR)	20,700	1,701,126
Total S.A. (Sponsored ADR)	18,300	1,482,849
Valero Energy Corp.	77,115	5,180,586

		65,945,175

Total Energy		66,281,175

Financials (19.0%)
Capital Markets (4.3%)
Charles Schwab Corp.	311,900	6,737,040
Deutsche Bank AG (Registered)	10,700	1,373,773
Goldman Sachs Group, Inc.	77,550	16,808,187
Janus Capital Group, Inc.^	31,900	902,132
Merrill Lynch & Co., Inc.	32,300	2,302,344
Morgan Stanley^	49,500	3,118,500
optionsXpress Holdings, Inc.^	117,775	3,078,639
UBS AG (Registered)	174,285	9,280,676
Waddell & Reed Financial, Inc.^	27,600	746,028

		44,347,319

Commercial Banks (1.9%)
Comerica, Inc.	26,600	1,364,048
Fifth Third Bancorp	47,200	1,599,136
KeyCorp	7,975	257,832

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
National City Corp.	49,200	$1,234,428
SunTrust Banks, Inc.	7,000	529,690
U.S. Bancorp	62,900	2,046,137
Wachovia Corp.	234,600	11,765,190
Wells Fargo & Co.	32,200	1,146,964

		19,943,425

Consumer Finance (1.7%)
American Express Co.	219,055	13,005,295
SLM Corp.	85,845	4,263,921

		17,269,216

Diversified Financial Services (3.3%)
Bank of America Corp.	125,600	6,313,912
Citigroup, Inc.	256,650	11,977,855
CME Group, Inc.	18,453	10,838,370
JPMorgan Chase & Co.	101,800	4,664,476

		33,794,613

Insurance (5.0%)
ACE Ltd.	33,300	2,016,981
Aflac, Inc.	5,000	285,200
Allstate Corp.	209,000	11,952,710
Ambac Financial Group, Inc.^	26,100	1,641,951
American International Group, Inc	220,400	14,910,060
Aon Corp.^	39,500	1,769,995
Chubb Corp.	30,800	1,652,112
Fidelity National Financial, Inc., Class A^	28,600	499,928
Genworth Financial, Inc., Class A	61,600	1,892,968
Hartford Financial Services Group, Inc.	15,500	1,434,525
MBIA, Inc.^	22,400	1,367,520
MetLife, Inc.	39,300	2,740,389
Old Republic International Corp.^	76,600	1,435,484
PartnerReinsurance Ltd.^	900	71,091
Prudential Financial, Inc.	7,600	741,608
RenaissanceReinsurance Holdings Ltd.^	11,800	771,838
Torchmark Corp.	16,100	1,003,352
Travelers Cos., Inc.	42,800	2,154,552
Unum Group	70,300	1,720,241
XL Capital Ltd., Class A	17,800	1,409,760

		51,472,265

Thrifts & Mortgage Finance (2.8%)
Fannie Mae	211,455	12,858,578
Freddie Mac	219,066	12,927,085
MGIC Investment Corp.^	23,300	752,823
Washington Mutual, Inc.	65,100	2,298,681

		28,837,167

Total Financials		195,664,005

Health Care (12.4%)
Biotechnology (3.7%)
Celgene Corp.*	81,440	5,807,486
Genentech, Inc.*	259,950	20,281,299
Gilead Sciences, Inc.*	208,100	8,505,047
OSI Pharmaceuticals, Inc.*^	90,040	3,060,460

		37,654,292

Health Care Equipment & Supplies (1.8%)
Alcon, Inc.	25,804	3,713,712
Covidien Ltd.*	20,125	835,187
Cytyc Corp.*^	150,284	7,161,033
Varian Medical Systems, Inc.*	155,000	6,492,950

		18,202,882

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	32,600	1,477,758
Cardinal Health, Inc.	15,900	994,227
Coventry Health Care, Inc.*	150,025	9,333,055
McKesson Corp.	28,100	1,651,999
PharMerica Corp.*^	2,718	40,553
UnitedHealth Group, Inc	6,700	324,481
WellPoint, Inc.*	169,250	13,357,210

		27,179,283

Health Care Technology (0.4%)
Eclipsys Corp.*^	187,024	4,361,399

Pharmaceuticals (3.9%)
Abbott Laboratories	6,300	337,806
Eli Lilly & Co.	53,600	3,051,448
Johnson & Johnson	38,875	2,554,087
Merck & Co., Inc.	205,240	10,608,856
Pfizer, Inc.	368,025	8,990,851
Roche Holding AG	32,700	5,929,113
Teva Pharmaceutical Industries Ltd. (ADR)^	192,700	8,569,369
Wyeth	12,400	552,420

		40,593,950

Total Health Care		127,991,806

Industrials (7.5%)
Aerospace & Defense (1.4%)
Boeing Co.	112,940	11,857,571
Lockheed Martin Corp.	11,800	1,280,182
Northrop Grumman Corp.	21,700	1,692,600

		14,830,353

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	600	45,060

Airlines (0.5%)
JetBlue Airways Corp.*^	535,100	4,933,622

Commercial Services & Supplies (0.2%)
Pitney Bowes, Inc.	37,500	1,703,250

Industrial Conglomerates (3.3%)
General Electric Co.^	795,630	32,939,082
Tyco International Ltd.	20,125	892,342

		33,831,424

Machinery (1.0%)
Caterpillar, Inc.	36,700	2,878,381
Cummins, Inc.^	22,200	2,839,158
Eaton Corp.	19,250	1,906,520
Ingersoll-Rand Co., Ltd., Class A	20,000	1,089,400
SPX Corp.	14,000	1,295,840

		10,009,299

Road & Rail (1.1%)
Avis Budget Group, Inc.*^	32,800	750,792
Hertz Global Holdings, Inc.*^	489,550	11,122,576

		11,873,368

Total Industrials		77,226,376

Information Technology (21.1%)
Communications Equipment (5.4%)
Cisco Systems, Inc.*	174,200	5,767,762
Corning, Inc.	708,450	17,463,292
Motorola, Inc.	589,150	10,916,950
Nokia Oyj (ADR)	242,045	9,180,767
QUALCOMM, Inc.	207,170	8,755,004
Research In Motion Ltd.*	40,860	4,026,753

		56,110,528

Computers & Peripherals (5.0%)
Apple, Inc.*	72,395	11,115,528
Dell, Inc.*	210,200	5,801,520
EMC Corp.*	529,435	11,012,248
Hewlett-Packard Co.	342,645	17,060,295
International Business Machines Corp.	48,400	5,701,520

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Lexmark International, Inc., Class A*	22,700	$942,731

		51,633,842

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	36,700	1,560,484
Avnet, Inc.*	25,500	1,016,430
Ingram Micro, Inc., Class A*^	16,000	313,760
Sanmina-SCI Corp.*	46,300	98,156
Solectron Corp.*	154,400	602,160
Tech Data Corp.*^	17,600	706,112
Tyco Electronics Ltd	20,125	713,029

		5,010,131

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	78,275	2,248,841
eBay, Inc.*	191,335	7,465,892
Google, Inc., Class A*	33,426	18,961,567
Yahoo!, Inc.*	136,000	3,650,240

		32,326,540

IT Services (0.5%)
Accenture Ltd., Class A	21,200	853,300
Ceridian Corp.*^	12,900	448,146
Electronic Data Systems Corp	53,800	1,174,992
Western Union Co	105,520	2,212,754

		4,689,192

Semiconductors & Semiconductor Equipment (4.1%)
Cypress Semiconductor Corp.*^	226,055	6,603,066
Intel Corp	527,810	13,649,166
KLA-Tencor Corp	95,665	5,336,194
ON Semiconductor Corp.*^	326,300	4,098,328
Samsung Electronics Co., Ltd. (GDR)^§	9,878	3,103,234
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	126,830	1,283,520
Texas Instruments, Inc	221,515	8,105,234

		42,178,742

Software (2.5%)
Microsoft Corp	464,257	13,677,011
NAVTEQ Corp.*	74,020	5,771,339
Oracle Corp.*	155,300	3,362,245
SAP AG (Sponsored ADR)^	43,840	2,572,093

		25,382,688

Total Information Technology		217,331,663

Materials (4.4%)
Chemicals (2.5%)
Air Products & Chemicals, Inc	109,800	10,734,048
Ashland, Inc	20,800	1,252,368
Dow Chemical Co	46,500	2,002,290
E.I. du Pont de Nemours & Co.	49,500	2,453,220
Lubrizol Corp.^	22,800	1,483,368
Syngenta AG (ADR)^	179,635	7,783,585

		25,708,879

Containers & Packaging (0.6%)
Ball Corp	32,000	1,720,000
Crown Holdings, Inc.*	39,800	905,848
Owens-Illinois, Inc.*^	54,400	2,254,880
Sonoco Products Co	25,000	754,500

		5,635,228

Metals & Mining (1.3%)
ArcelorMittal (N.Y. Shares)^	32,000	2,507,520
Freeport-McMoRan Copper & Gold, Inc.^	107,363	11,261,305

		13,768,825

Total Materials		45,112,932

Telecommunication Services (4.6%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc	185,300	7,840,043
Chunghwa Telecom Co., Ltd. (ADR)^	395,820	7,314,754
Level 3 Communications, Inc.*^.	1,433,400	6,665,310
Verizon Communications, Inc	98,800	4,374,864

		26,194,971

Wireless Telecommunication Services (2.1%)
China Mobile Ltd	519,100	8,500,476
Crown Castle International Corp.*	191,100	7,764,393
Sprint Nextel Corp	152,300	2,893,700
Vodafone Group plc (ADR)	53,100	1,927,530

		21,086,099

Total Telecommunication Services		47,281,070

Utilities (1.6%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.	43,300	1,995,264
Entergy Corp	106,300	11,511,227
Pinnacle West Capital Corp.^	20,300	802,053

		14,308,544

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	22,400	1,921,696

Total Utilities		16,230,240

Total Common Stocks (96.4%) (Cost $ 863,120,964)		991,768,085

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Giro Balanced Funding Corp.
5.90%, 10/1/07 (n)(p)§	$700,000	699,885

Government Security (1.3%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	12,900,000	12,898,567

Short-Term Investments of Cash Collateral for Securities Loaned (10.4%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	1,773,443	1,773,443
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	1,156,594	1,156,594
Banesto S.A./Madrid
5.33%, 12/27/07	2,891,483	2,891,483
Barclays plc/Seoul
5.22%, 10/29/07	1,927,655	1,927,655
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	848,168	848,168
Beta Finance, Inc.
4.87%, 1/31/08 (l)	154,212	154,212
4.87%, 3/10/08 (l)	385,494	385,494
BNP Paribas S.A.
5.20%, 10/1/07	4,136,748	4,136,748
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	1,850,549	1,850,549
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	1,156,593	1,156,593
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	902,837	902,837
Comerica Bank
5.78%, 3/16/09 (l)	385,496	385,496

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Commerzbank AG/Frankfurt
5.20%, 10/1/07	$281,438	$281,438
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	533,056	533,056
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	1,002,381	1,002,381
Den Danske Bank/London
5.50%, 10/1/07	4,819,137	4,819,137
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	2,313,186	2,313,186
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	385,531	385,531
Dexia Bank
5.13%, 10/1/07	1,927,655	1,927,655
Fenway Funding LLC
5.37%, 10/2/07	2,168,086	2,168,086
Fifth Third Bancorp
5.14%, 8/22/08 (l)	115,658	115,658
First Tennessee Bank
5.77%, 8/15/08 (l)	3,469,543	3,469,543
General Electric Capital Corp.
4.90%, 3/12/10 (l)	154,212	154,212
Glitnir banki hf
5.62%, 8/15/08 (l)	1,927,655	1,927,655
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	424,084	424,084
5.37%, 8/18/08 (l)	771,062	771,062
4.91%, 3/27/09 (l)	1,079,487	1,079,487
Hartford Life, Inc.
5.80%, 9/26/08 (l)	308,425	308,425
ING Bank N.V./United States
5.85%, 12/28/07 (l)	2,891,483	2,891,483
IXIS Corporate & Investment Bank
5.28%, 10/1/07	3,855,310	3,855,310
K2 (USA) LLC
4.87%, 5/29/09 (l)	1,541,383	1,541,383
4.87%, 6/18/09 (l)	1,926,644	1,926,644
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	2,313,114	2,313,114
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	134,936	134,936
5.60%, 8/21/09 (l)	963,815	963,815
Links Finance LLC
4.87%, 6/25/09 (l)	578,044	578,044
Mane Funding Corp.
5.25%, 10/1/07	3,853,624	3,853,624
Market Street Funding Corp.
5.30%, 10/1/07	3,853,607	3,853,607
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	963,828	963,828
Monumental Global Funding II
4.86%, 4/25/08 (l)	462,637	462,637
4.93%, 5/26/10 (l)	1,811,996	1,811,996
Morgan Stanley
5.40%, 5/7/09 (l)	1,927,655	1,927,655
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	19,025,978	19,025,978
5.35%, 10/1/07 (r)	2,698,717	2,698,717
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	1,156,593	1,156,593
New York Life Insurance Co.
5.42%, 12/28/07 (l)	1,310,806	1,310,806
Pricoa Global Funding I
4.90%, 6/25/10 (l)	1,156,275	1,156,275
Rheingold Securitization Ltd.
5.35%, 10/25/07	2,852,891	2,852,891
5.35%, 1/7/08	940,349	940,349
Royal Bank of Scotland plc/London
5.30%, 10/1/07	3,855,310	3,855,310
Simba Funding Corp.
5.25%, 10/1/07	3,853,624	3,853,624
Three Pillars Funding Corp.
5.25%, 10/1/07	3,853,624	3,853,624
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	385,531	385,531

Total Short-Term Investments of Cash Collateral for Securities Loaned		107,417,642

Time Deposit (2.9%)
JPMorgan Chase Nassau
4.43%, 10/1/07	30,297,637	30,297,637

Total Short-Term Investments (14.7%) (Cost/Amortized Cost $151,315,278)		151,313,731

Total Investments (111.1%) (Cost/Amortized Cost $1,014,436,242)		1,143,081,816
Other Assets Less Liabilities (-11.1%)		(113,975,727)

Net Assets (100%)		$1,029,106,089

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $3,803,119 or 0.37% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$233,057,483
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$190,679,744

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,254,974
Aggregate gross unrealized depreciation	(18,458,699)

Net unrealized appreciation	$126,796,275

Federal income tax cost of investments	$1,016,285,541

At September 30, 2007, the Portfolio had loaned securities with a total value of $106,112,634. This was secured by collateral of $107,417,642 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Hotels, Restaurants & Leisure (3.5%)
International Game Technology	53,600	$2,310,160
Las Vegas Sands Corp.*	35,895	4,789,111
Marriott International, Inc., Class A	39,400	1,712,718
MGM MIRAGE*	14,700	1,314,768
Starbucks Corp.*^	52,325	1,370,915
Starwood Hotels & Resorts Worldwide, Inc.	46,925	2,850,694

		14,348,366

Household Durables (0.6%)
Harman International Industries, Inc.	9,500	821,940
Pulte Homes, Inc.	113,650	1,546,776

		2,368,716

Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*^	134,515	12,530,072

Media (1.4%)
Comcast Corp., Class A*	99,250	2,399,865
Walt Disney Co.	54,225	1,864,798
XM Satellite Radio Holdings, Inc., Class A*	125,500	1,778,335

		6,042,998

Multiline Retail (1.7%)
J.C. Penney Co., Inc.^	29,550	1,872,583
Kohl’s Corp.*	46,000	2,637,180
Target Corp.	41,200	2,619,084

		7,128,847

Specialty Retail (0.6%)
Bed Bath & Beyond, Inc.*	35,500	1,211,260
Lowe’s Cos., Inc.	49,000	1,372,980

		2,584,240

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.*	76,446	3,613,603
Polo Ralph Lauren Corp.^	15,775	1,226,506

		4,840,109

Total Consumer Discretionary		49,843,348

Consumer Staples (3.4%)
Beverages (0.7%)
PepsiCo, Inc.	41,000	3,003,660

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	76,608	3,035,975
Walgreen Co.	67,300	3,179,252

		6,215,227

Household Products (1.2%)
Colgate-Palmolive Co.	33,450	2,385,654
Procter & Gamble Co.	36,850	2,592,029

		4,977,683

Total Consumer Staples		14,196,570

Energy (6.2%)
Energy Equipment & Services (5.1%)
Schlumberger Ltd	162,450	17,057,250
Transocean, Inc.*^	22,900	2,588,845
Weatherford International Ltd.*	23,650	1,588,807

		21,234,902

Oil, Gas & Consumable Fuels (1.1%)
Canadian Natural Resources Ltd.	19,950	1,511,213
XTO Energy, Inc.	45,300	2,801,352

		4,312,565

Total Energy		25,547,467

Financials (9.4%)
Capital Markets (3.7%)
Franklin Resources, Inc.	35,975	4,586,812
Goldman Sachs Group, Inc.	13,075	2,833,876
Morgan Stanley	47,200	2,973,600
State Street Corp.	72,000	4,907,520

		15,301,808

Commercial Banks (1.6%)
Commerce Bancorp, Inc./ New Jersey^	133,775	5,187,795
Zions Bancorp	18,800	1,290,996

		6,478,791

Diversified Financial Services (1.9%)
CME Group, Inc.^	4,100	2,408,135
Interactive Brokers Group, Inc.*^	29,900	785,174
IntercontinentalExchange, Inc.*	31,975	4,857,002

		8,050,311

Insurance (1.9%)
American International Group, Inc.	19,200	1,298,880
MetLife, Inc.	21,425	1,493,965
Progressive Corp.	268,400	5,209,644

		8,002,489

Thrifts & Mortgage Finance (0.3%)
Countrywide Financial Corp.^	58,665	1,115,222

Total Financials		38,948,621

Health Care (16.5%)
Biotechnology (6.8%)
Celgene Corp.*	74,825	5,335,771
Cephalon, Inc.*^	40,000	2,922,400
Genentech, Inc.*	115,445	9,007,019
Genzyme Corp.*	77,860	4,824,206
Gilead Sciences, Inc.*	150,750	6,161,152

		28,250,548

Health Care Equipment & Supplies (3.0%)
Medtronic, Inc	82,100	4,631,261
St. Jude Medical, Inc.*	70,075	3,088,205
Stryker Corp.	24,491	1,684,001
Varian Medical Systems, Inc.*	74,700	3,129,183

		12,532,650

Health Care Providers & Services (2.1%)
Humana, Inc.*	20,575	1,437,781
UnitedHealth Group, Inc.	36,250	1,755,588
WellPoint, Inc.*	68,000	5,366,560

		8,559,929

Health Care Technology (0.5%)
Cerner Corp.*^	33,600	2,009,616

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc.*	31,875	1,839,825

Pharmaceuticals (3.6%)
Abbott Laboratories	77,050	4,131,421
Allergan, Inc.	26,200	1,689,114
Merck & Co., Inc.	87,275	4,511,245
Schering-Plough Corp.	149,875	4,740,546

		15,072,326

Total Health Care		68,264,894

Industrials (10.7%)
Aerospace & Defense (2.6%)
Boeing Co.	35,500	3,727,145
General Dynamics Corp.	48,775	4,120,024
United Technologies Corp.	34,525	2,778,572

		10,625,741

Air Freight & Logistics (2.3%)
CH Robinson Worldwide, Inc.	74,995	4,071,479
Expeditors International of Washington, Inc.	114,420	5,412,066

		9,483,545

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.5%)
Southwest Airlines Co.	142,700	$2,111,960

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	29,100	991,146

Construction & Engineering (0.3%)
Foster Wheeler Ltd.*	9,200	1,207,776

Industrial Conglomerates (3.6%)
General Electric Co.	336,850	13,945,590
McDermott International, Inc.*	19,200	1,038,336

		14,983,926

Machinery (1.2%)
Caterpillar, Inc.	16,750	1,313,702
Danaher Corp.	45,700	3,779,847

		5,093,549

Total Industrials		44,497,643

Information Technology (33.8%)
Communications Equipment (6.0%)
Cisco Systems, Inc.*	183,725	6,083,135
Corning, Inc.	74,000	1,824,100
Juniper Networks, Inc.*	92,800	3,397,408
QUALCOMM, Inc.	260,070	10,990,558
Research In Motion Ltd.*^	27,525	2,712,589

		25,007,790

Computers & Peripherals (5.2%)
Apple, Inc.*^	47,400	7,277,796
Dell, Inc.*	84,450	2,330,820
EMC Corp.*	142,025	2,954,120
Hewlett-Packard Co.	83,025	4,133,815
Network Appliance, Inc.*	128,390	3,454,975
SanDisk Corp.*	25,709	1,416,566

		21,568,092

Internet Software & Services (7.8%)
eBay, Inc.*	206,200	8,045,924
Google, Inc., Class A*	34,400	19,514,088
VeriSign, Inc.*	97,245	3,281,046
Yahoo!, Inc.*	51,325	1,377,563

		32,218,621

IT Services (1.5%)
Accenture Ltd., Class A	62,500	2,515,625
Automatic Data Processing, Inc.	37,100	1,704,003
Cognizant Technology Solutions Corp., Class A*^	26,075	2,080,003

		6,299,631

Semiconductors & Semiconductor Equipment (5.4%)
Analog Devices, Inc.	67,600	2,444,416
Applied Materials, Inc.	69,900	1,446,930
ASML Holding N.V. (N.Y. Shares)*^	45,300	1,488,558
Broadcom Corp., Class A*^	114,750	4,181,490
Intel Corp.	199,875	5,168,767
Marvell Technology Group Ltd.*	169,600	2,776,352
Texas Instruments, Inc.	62,425	2,284,131
Xilinx, Inc.	107,800	2,817,892

		22,608,536

Software (7.9%)
Adobe Systems, Inc.*	104,275	4,552,646
Autodesk, Inc.*	149,270	7,459,022
Electronic Arts, Inc.*	38,400	2,150,016
Microsoft Corp.	281,050	8,279,733
Red Hat, Inc.*^	50,200	997,474
Salesforce.com, Inc.*^	178,800	9,176,016

		32,614,907

Total Information Technology		140,317,577

Materials (2.7%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	21,475	$2,099,396
Monsanto Co.	44,625	3,826,147

		5,925,543

Metals & Mining (1.3%)
Allegheny Technologies, Inc.	48,165	5,295,742

Total Materials		11,221,285

Telecommunication Services (2.2%)
Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	141,400	6,156,556
Crown Castle International Corp.*	37,400	1,519,562
MetroPCS Communications, Inc.*^	50,300	1,372,184

Total Telecommunication Services		9,048,302

Total Common Stocks (96.9%) (Cost $ 327,017,038)		401,885,707

	Principal Amount
SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (11.1%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	$761,413	761,413
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	496,573	496,573
Banesto S.A./Madrid
5.33%, 12/27/07	1,241,434	1,241,434
Barclays plc/Seoul
5.22%, 10/29/07	827,623	827,623
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	364,154	364,154
Beta Finance, Inc.
4.87%, 1/31/08 (l)	66,210	66,210
4.87%, 3/10/08 (l)	165,509	165,509
BNP Paribas S.A.
5.20%, 10/1/07	1,776,079	1,776,079
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	794,518	794,518
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	496,574	496,574
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	387,625	387,625
Comerica Bank
5.78%, 3/16/09 (l)	165,510	165,510
Commerzbank AG/Frankfurt
5.20%, 10/1/07	120,833	120,833
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	228,863	228,863
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	430,364	430,364
Den Danske Bank/London
5.50%, 10/1/07	2,069,057	2,069,057
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	993,147	993,147
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	165,525	165,525
Dexia Bank
5.13%, 10/1/07	827,623	827,623
Fenway Funding LLC
5.37%, 10/2/07	930,850	930,850
Fifth Third Bancorp
5.14%, 8/22/08 (l)	49,657	49,657
First Tennessee Bank
5.77%, 8/15/08 (l)	1,489,620	1,489,620

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
4.90%, 3/12/10 (l)	$66,210	$66,210
Glitnir banki hf
5.62%, 8/15/08 (l)	827,623	827,623
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	182,077	182,077
5.37%, 8/18/08 (l)	331,049	331,049
4.91%, 3/27/09 (l)	463,468	463,468
Hartford Life, Inc.
5.80%, 9/26/08 (l)	132,420	132,420
ING Bank N.V./United States
5.85%, 12/28/07 (l)	1,241,434	1,241,434
IXIS Corporate & Investment Bank
5.28%, 10/1/07	1,655,246	1,655,246
K2 (USA) LLC
4.87%, 5/29/09 (l)	661,780	661,780
4.87%, 6/18/09 (l)	827,189	827,189
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	993,116	993,116
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	57,934	57,934
5.60%, 8/21/09 (l)	413,806	413,806
Links Finance LLC
4.87%, 6/25/09 (l)	248,178	248,178
Mane Funding Corp.
5.25%, 10/1/07	1,654,521	1,654,521
Market Street Funding Corp.
5.30%, 10/1/07	1,654,515	1,654,515
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	413,811	413,811
Monumental Global Funding II
4.86%, 4/25/08 (l)	198,629	198,629
4.93%, 5/26/10 (l)	777,965	777,965
Morgan Stanley
5.40%, 5/7/09 (l)	827,623	827,623
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	8,168,648	8,168,648
5.35%, 10/1/07 (r)	1,158,672	1,158,672
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	496,574	496,574
New York Life Insurance Co.
5.42%, 12/28/07 (l)	562,783	562,783
Pricoa Global Funding I
4.90%, 6/25/10 (l)	496,437	496,437
Rheingold Securitization Ltd.
5.35%, 10/25/07	1,224,865	1,224,865
5.35%, 1/7/08	403,731	403,731
Royal Bank of Scotland plc/London
5.30%, 10/1/07	1,655,246	1,655,246
Simba Funding Corp.
5.25%, 10/1/07	1,654,521	1,654,521
Three Pillars Funding Corp.
5.25%, 10/1/07	1,654,521	1,654,521
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	165,525	165,525

Total Short-Term Investments of Cash Collateral for Securities Loaned		46,118,878

Time Deposit (3.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	13,598,110	13,598,110

Total Short-Term Investments (14.4%) (Amortized Cost $59,716,988)		59,716,988

Total Investments (111.3%) (Cost/Amortized Cost $386,734,026 )		461,602,695
Other Assets Less Liabilities (-11.3%)		(46,958,682)

Net Assets (100%)		$414,644,013

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$231,468,274
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$261,240,885

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,537,735
Aggregate gross unrealized depreciation	(7,793,832)

Net unrealized appreciation	$72,743,903

Federal income tax cost of investments	$388,858,792

At September 30, 2007, the Portfolio had loaned securities with a total value of $45,453,036. This was secured by collateral of $46,118,878 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $303 as brokerage commissions with Cowen and Co LLC, and $556 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.7%)
Autoliv, Inc	46,400	$2,772,400
BorgWarner, Inc	30,800	2,819,124
Johnson Controls, Inc.^	33,800	3,992,118
Lear Corp.*^	5,200	166,920
Magna International, Inc., Class A	33,800	3,255,278

		13,005,840

Automobiles (0.4%)
Ford Motor Co.*^	470,800	3,997,092
General Motors Corp.^	116,000	4,257,200

		8,254,292

Hotels, Restaurants & Leisure (1.4%)
Intercontinental Hotels
Group plc (ADR)^	567,688	11,274,284
McDonald’s Corp	150,200	8,181,394
Royal Caribbean Cruises Ltd.^	188,510	7,357,545

		26,813,223

Household Durables (0.5%)
Centex Corp.^	50,800	1,349,756
KB Home^	55,600	1,393,336
Lennar Corp., Class B	15,000	318,750
Pulte Homes, Inc.^	140,100	1,906,761
Toll Brothers, Inc.*^	214,550	4,288,855

		9,257,458

Media (1.5%)
CBS Corp., Class B	135,700	4,274,550
Citadel Broadcasting Corp.^	5,784	24,062
E.W. Scripps Co., Class A^	37,880	1,590,960
Gannett Co., Inc	74,100	3,238,170
New York Times Co., Class A^	37,920	749,299
Time Warner, Inc	183,900	3,376,404
Tribune Co.^	41,781	1,141,457
Viacom, Inc., Class B*^	193,620	7,545,371
Walt Disney Co	132,610	4,560,458
WPP Group plc	130,050	1,761,465

		28,262,196

Multiline Retail (1.8%)
Family Dollar Stores, Inc	86,200	2,289,472
Macy’s, Inc	414,180	13,386,298
Target Corp	312,350	19,856,089

		35,531,859

Specialty Retail (0.9%)
Advance Auto Parts, Inc	34,540	1,159,162
Gap, Inc	184,100	3,394,804
Home Depot, Inc	151,400	4,911,416
Lowe’s Cos., Inc	39,910	1,118,278
Office Depot, Inc.*	67,800	1,398,036
Sherwin-Williams Co.^	41,340	2,716,451
Staples, Inc	123,450	2,652,941

		17,351,088

Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc	62,900	1,329,077
NIKE, Inc., Class B	161,560	9,477,110
VF Corp	38,700	3,125,025

		13,931,212

Total Consumer Discretionary		152,407,168

Consumer Staples (9.7%)
Beverages (2.5%)
Coca-Cola Co	385,300	22,143,191
Coca-Cola Enterprises, Inc.^	146,700	3,553,074
Diageo plc	330,768	7,268,309
Molson Coors Brewing Co., Class B	37,900	3,777,493
Pepsi Bottling Group, Inc	88,100	3,274,677
PepsiAmericas, Inc.^	49,400	1,602,536
PepsiCo, Inc	81,930	6,002,192

		47,621,472

Food & Staples Retailing (1.7%)
CVS Caremark Corp	684,342	27,120,474
Safeway, Inc	111,300	3,685,143
Wal-Mart Stores, Inc	55,000	2,400,750

		33,206,367

Food Products (1.3%)
Kellogg Co	169,640	9,499,840
Kraft Foods, Inc., Class A	81,100	2,798,761
Nestle S.A. (Registered)	15,244	6,847,852
Sara Lee Corp	217,600	3,631,744
Tyson Foods, Inc., Class A	120,400	2,149,140

		24,927,337

Household Products (2.6%)
Procter & Gamble Co	726,510	51,102,713

Tobacco (1.6%)
Altria Group, Inc	441,840	30,721,135

Total Consumer Staples		187,579,024

Energy (11.6%)
Oil, Gas & Consumable Fuels (11.6%)
Apache Corp	69,340	6,244,760
BP plc (ADR)^	41,900	2,905,765
Chevron Corp.^	273,209	25,566,898
ConocoPhillips	268,040	23,525,871
Devon Energy Corp	93,410	7,771,712
EOG Resources, Inc.^	56,300	4,072,179
Exxon Mobil Corp	579,850	53,670,916
Hess Corp.^	517,490	34,428,610
Marathon Oil Corp	158,840	9,057,057
Occidental Petroleum Corp	457,282	29,302,631
Royal Dutch Shell plc, Class A (ADR)	80,730	6,634,391
Total S.A. (Sponsored ADR)	242,260	19,630,328

Total Energy		222,811,118

Financials (26.1%)
Capital Markets (4.9%)
Bank of New York Mellon Corp	258,348	11,403,481
Deutsche Bank AG (Registered)	21,000	2,696,190
Franklin Resources, Inc	33,260	4,240,650
Goldman Sachs Group, Inc	67,930	14,723,148
Lehman Brothers Holdings, Inc.	60,000	3,703,800
Merrill Lynch & Co., Inc	75,440	5,377,363
Morgan Stanley	584,400	36,817,200
State Street Corp.^	64,880	4,422,221
UBS AG (Registered)	215,461	11,585,019

		94,969,072

Commercial Banks (2.4%)
BB&T Corp	73,100	2,952,509
Comerica, Inc	57,400	2,943,472
Fifth Third Bancorp	101,500	3,438,820
KeyCorp	100,400	3,245,932
National City Corp	119,900	3,008,291
PNC Financial Services Group, Inc.^	92,740	6,315,594
SunTrust Banks, Inc.^	115,500	8,739,885
U.S. Bancorp	207,900	6,762,987
Wachovia Corp	84,700	4,247,705
Wells Fargo & Co	141,900	5,054,478

		46,709,673

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (1.2%)
American Express Co	115,930	$6,882,764
Capital One Financial Corp	229,150	15,222,435

		22,105,199

Diversified Financial Services (8.0%)
Bank of America Corp	837,063	42,079,157
CIT Group, Inc	98,900	3,975,780
Citigroup, Inc	1,390,850	64,910,970
JPMorgan Chase & Co	934,400	42,814,208

		153,780,115

Insurance (7.8%)
ACE Ltd	81,400	4,930,398
Aflac, Inc	32,600	1,859,504
Allstate Corp	446,540	25,537,623
Ambac Financial Group, Inc.^	55,300	3,478,923
American International Group, Inc	649,200	43,918,380
Chubb Corp	70,660	3,790,202
Cincinnati Financial Corp	23,000	996,130
Fidelity National Financial, Inc., Class A	127,700	2,232,196
Genworth Financial, Inc., Class A	317,380	9,753,087
Hartford Financial Services Group, Inc	121,180	11,215,209
MBIA, Inc.^	46,500	2,838,825
MetLife, Inc	306,390	21,364,575
Old Republic International Corp	131,400	2,462,436
Prudential Financial, Inc	49,780	4,857,532
Torchmark Corp	48,100	2,997,592
Travelers Cos., Inc	103,700	5,220,258
Unum Group	143,500	3,511,445

		150,964,315

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.^	4,206	111,585
Fannie Mae	310,660	18,891,235
Freddie Mac	133,950	7,904,389
MGIC Investment Corp.^	48,600	1,570,266
Washington Mutual, Inc	144,100	5,088,171

		33,565,646

Total Financials		502,094,020

Health Care (9.3%)
Health Care Equipment & Supplies (0.1%)
Covidien Ltd.*	22,600	937,900

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp	67,000	3,037,110
Cardinal Health, Inc	24,000	1,500,720
PharMerica Corp.*^	5,586	83,343
UnitedHealth Group, Inc	72,180	3,495,677
WellPoint, Inc.*	103,940	8,202,945

		16,319,795

Pharmaceuticals (8.4%)
Abbott Laboratories	58,710	3,148,030
Bristol-Myers Squibb Co	823,000	23,718,860
Eli Lilly & Co	60,300	3,432,879
GlaxoSmithKline plc	128,000	3,396,687
Johnson & Johnson	337,900	22,200,030
Merck & Co., Inc	747,110	38,618,116
Novartis AG (ADR)	680,550	37,403,028
Pfizer, Inc	819,910	20,030,401
Wyeth	231,770	10,325,354

		162,273,385

Total Health Care		179,531,080

Industrials (11.7%)
Aerospace & Defense (3.0%)
Lockheed Martin Corp	269,820	29,272,772
Northrop Grumman Corp	198,760	15,503,280
Raytheon Co.^	25,640	1,636,345
United Technologies Corp	147,130	11,841,022

		58,253,419

Building Products (1.0%)
Masco Corp.^	829,820	19,226,929

Electrical Equipment (0.2%)
Rockwell Automation, Inc.^	60,090	4,176,856

Industrial Conglomerates (4.3%)
General Electric Co	1,377,250	57,018,150
Textron, Inc	384,450	23,916,635
Tyco International Ltd	22,600	1,002,084

		81,936,869

Machinery (1.3%)
Caterpillar, Inc	39,200	3,074,456
Cummins, Inc	34,200	4,373,838
Deere & Co	37,360	5,544,971
Eaton Corp	62,270	6,167,221
Ingersoll-Rand Co., Ltd., Class A	13,000	708,110
PACCAR, Inc	46,800	3,989,700
Timken Co.^	44,660	1,659,119

		25,517,415

Road & Rail (1.6%)
Avis Budget Group, Inc.*	72,900	1,668,681
Burlington Northern Santa Fe Corp	62,910	5,106,405
Norfolk Southern Corp	470,230	24,409,639

		31,184,725

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc	55,120	5,026,393

Total Industrials		225,322,606

Information Technology (7.8%)
Communications Equipment (2.7%)
Cisco Systems, Inc.*	765,500	25,345,705
Motorola, Inc	1,303,550	24,154,781
Nokia Oyj (ADR)	69,300	2,628,549

		52,129,035

Computers & Peripherals (1.9%)
Dell, Inc.*	51,700	1,426,920
Hewlett-Packard Co	536,860	26,730,259
International Business Machines Corp	54,650	6,437,770
Lexmark International, Inc., Class A*	44,700	1,856,391

		36,451,340

Electronic Equipment & Instruments (0.6%)
Arrow Electronics, Inc.*	74,200	3,154,984
Avnet, Inc.*	55,600	2,216,216
Flextronics International Ltd.*	221,200	2,473,016
Sanmina-SCI Corp.*	310,100	657,412
Solectron Corp.*	527,100	2,055,690
Tyco Electronics Ltd	22,600	800,718

		11,358,036

IT Services (0.4%)
Accenture Ltd., Class A^	158,570	6,382,443
Electronic Data Systems Corp.	39,000	851,760

		7,234,203

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp	369,010	9,542,599

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	192,859	$1,951,733
Texas Instruments, Inc	492,600	18,024,234

		29,518,566

Software (0.7%)
Microsoft Corp	86,700	2,554,182
Oracle Corp.*	471,440	10,206,676

		12,760,858

Total Information Technology		149,452,038

Materials (6.0%)
Chemicals (3.5%)
Air Products & Chemicals, Inc.	52,940	5,175,414
Ashland, Inc	44,100	2,655,261
Dow Chemical Co	187,720	8,083,223
E.I. du Pont de Nemours & Co.	689,450	34,169,142
PPG Industries, Inc.^	122,930	9,287,362
Praxair, Inc	45,040	3,772,550
Syngenta AG (Registered)	22,340	4,816,268

		67,959,220

Containers & Packaging (0.7%)
Ball Corp	56,300	3,026,125
Bemis Co., Inc	58,300	1,697,113
Crown Holdings, Inc.*	93,700	2,132,612
Smurfit-Stone Container Corp.*	81,360	950,285
Temple-Inland, Inc	120,150	6,323,494

		14,129,629

Metals & Mining (1.1%)
ArcelorMittal (N.Y. Shares)^	52,300	4,098,228
Rio Tinto plc (ADR)^	48,025	16,491,785

		20,590,013

Paper & Forest Products (0.7%)
Bowater, Inc.^	10,780	160,838
International Paper Co	352,800	12,654,936

		12,815,774

Total Materials		115,494,636

Telecommunication Services (6.2%)
Diversified Telecommunication Services (4.1%)
AT&T, Inc	1,355,430	57,348,243
Embarq Corp	79,452	4,417,531
TELUS Corp. (Non-Voting)	24,510	1,379,943
Verizon Communications, Inc.	380,500	16,848,540

		79,994,257

Wireless Telecommunication Services (2.1%)
Sprint Nextel Corp	676,970	12,862,430
Vodafone Group plc	1,792,437	6,472,831
Vodafone Group plc (ADR)	560,400	20,342,520

		39,677,781

Total Telecommunication Services		119,672,038

Utilities (1.9%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.*	57,400	2,999,724
American Electric Power Co., Inc	90,700	4,179,456
Entergy Corp	42,440	4,595,827
FPL Group, Inc.^	104,760	6,377,789
PPL Corp	35,850	1,659,855

		19,812,651

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	38,400	3,294,336

Multi-Utilities (0.7%)
Ameren Corp	64,400	3,381,000
Dominion Resources, Inc.^	83,589	7,046,553
PG&E Corp.^	23,740	1,134,772
Public Service Enterprise Group, Inc	24,860	2,187,431

		13,749,756

Total Utilities		36,856,743

Total Common Stocks (98.2%) (Cost $1,712,833,893)		1,891,220,471

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
American Express Credit Corp.
5.20%, 10/1/07 (p)	$10,177,000	10,175,530

Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	1,757,645	1,757,645
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	1,146,290	1,146,290
Banesto S.A./Madrid
5.33%, 12/27/07	2,865,725	2,865,725
Barclays plc/Seoul
5.22%, 10/29/07	1,910,484	1,910,484
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	840,612	840,612
Beta Finance, Inc.
4.87%, 1/31/08 (l)	152,839	152,839
4.87%, 3/10/08 (l)	382,060	382,060
BNP Paribas S.A.
5.20%, 10/1/07	4,099,898	4,099,898
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	1,834,064	1,834,064
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	1,146,290	1,146,290
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	894,794	894,794
Comerica Bank
5.78%, 3/16/09 (l)	382,062	382,062
Commerzbank AG/Frankfurt
5.20%, 10/1/07	278,931	278,931
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07(l)	528,308	528,308
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	993,451	993,451
Den Danske Bank/London
5.50%, 10/1/07	4,776,208	4,776,208
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	2,292,580	2,292,580
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	382,097	382,097
Dexia Bank
5.13%, 10/1/07	1,910,484	1,910,484
Fenway Funding LLC
5.37%, 10/2/07 (l)	2,148,773	2,148,773
Fifth Third Bancorp
5.14%, 8/22/08 (l)	114,628	114,628
First Tennessee Bank
5.77%, 8/15/08 (l)	3,438,637	3,438,637
General Electric Capital Corp.
4.90%, 3/12/10 (l)	152,839	152,839
Glitnir banki hf
5.62%, 8/15/08 (l)	1,910,484	1,910,484
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	420,306	420,306
5.37%, 8/18/08 (l)	764,193	764,193

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.91%, 3/27/09 (l)	$1,069,871	$1,069,871
Hartford Life, Inc.
5.80%, 9/26/08 (l)	305,677	305,677
ING Bank N.V./United States
5.85%, 12/28/07 (l)	2,865,725	2,865,725
IXIS Corporate & Investment Bank
5.28%, 10/1/07	3,820,967	3,820,967
K2 (USA) LLC
4.87%, 5/29/09 (l)	1,527,652	1,527,652
4.87%, 6/18/09 (l)	1,909,482	1,909,482
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	2,292,508	2,292,508
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	133,734	133,734
5.60%, 8/21/09 (l)	955,229	955,229
Links Finance LLC
4.87%, 6/25/09 (l)	572,895	572,895
Mane Funding Corp.
5.25%, 10/1/07	3,819,296	3,819,296
Market Street Funding Corp.
5.30%, 10/1/07	3,819,280	3,819,280
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	955,242	955,242
Monumental Global Funding II
4.86%, 4/25/08 (l)	458,516	458,516
4.93%, 5/26/10 (l)	1,795,855	1,795,855
Morgan Stanley
5.40%, 5/7/09 (l)	1,910,484	1,910,484
Morgan Stanley, Repurchase Agreement
5.35%, 10/1/07 (r)	2,674,677	2,674,677
5.15%, 10/1/07 (r)	18,856,495	18,856,495
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	1,146,290	1,146,290
New York Life Insurance Co.
5.42%, 12/28/07 (l)	1,299,129	1,299,129
Pricoa Global Funding I
4.90%, 6/25/10 (l)	1,145,975	1,145,975
Rheingold Securitization Ltd.
5.35%, 10/25/07	2,827,478	2,827,478
5.35%, 1/7/08	931,972	931,972
Royal Bank of Scotland plc/London
5.30%, 10/1/07	3,820,967	3,820,967
Simba Funding Corp.
5.25%, 10/1/07	3,819,296	3,819,296
Three Pillars Funding Corp.
5.25%, 10/1/07	3,819,296	3,819,296
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	382,097	382,097

Total Short-Term Investments of Cash Collateral for Securities Loaned		106,460,767

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.43%, 10/1/07	27,702,777	27,702,777

Total Short-Term Investments (7.5%) (Cost/Amortized Cost $144,340,544)		144,339,074

Total Investments (105.7%) (Cost/Amortized Cost $1,857,174,437)		2,035,559,545
Other Assets Less Liabilities (-5.7%)		(109,302,372)

Net Assets (100%)		$1,926,257,173

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,306,429,115
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,135,281,373
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$225,070,356
Aggregate gross unrealized depreciation	(50,891,230)

Net unrealized appreciation	$174,179,126

Federal income tax cost of investments	$1,861,380,419

At September 30, 2007, the Portfolio had loaned securities with a total value of $102,292,635. This was secured by collateral of $106,460,767 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $20,786 as brokerage commissions with Sanford C.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Auto Components (0.7%)
Drew Industries, Inc.*	84,400	$3,433,392
Tenneco, Inc.*	59,400	1,841,994

		5,275,386

Distributors (1.2%)
LKQ Corp.*^	279,685	9,735,835

Diversified Consumer Services (1.7%)
ITT Educational Services, Inc.*	46,800	5,695,092
Strayer Education, Inc	41,000	6,913,830
Universal Technical Institute, Inc.*^	67,800	1,220,400

		13,829,322

Hotels, Restaurants & Leisure (5.9%)
BJ’s Restaurants, Inc.*^	71,700	1,509,285
Chipotle Mexican Grill, Inc., Class A*^	24,530	2,897,729
Chipotle Mexican Grill, Inc., Class B*	40,100	4,290,700
Gaylord Entertainment Co.*	102,500	5,455,050
International Game Technology	96,900	4,176,390
Life Time Fitness, Inc.*^	124,100	7,612,294
Marriott International, Inc., Class A	82,300	3,577,581
Orient-Express Hotels Ltd., Class A^	134,800	6,911,196
Panera Bread Co., Class A*^	66,669	2,720,095
Penn National Gaming, Inc.*	36,200	2,136,524
Red Lion Hotels Corp.*	63,200	650,960
Red Robin Gourmet Burgers, Inc.*^	44,900	1,926,210
Ruth’s Chris Steak House, Inc.*^	107,900	1,537,575
Scientific Games Corp., Class A*^	10,100	379,760
Shuffle Master, Inc.*^	107,200	1,602,640

		47,383,989

Household Durables (0.0%)
Garmin Ltd.^	2,100	250,740
NVR, Inc.*^	210	98,752

		349,492

Leisure Equipment & Products (0.1%)
MarineMax, Inc.*^	56,100	816,816

Media (0.7%)
Lions Gate Entertainment Corp.*^	219,300	2,260,983
National CineMedia, Inc.^	130,600	2,925,440

		5,186,423

Multiline Retail (0.0%)
Nordstrom, Inc	3,100	145,359

Specialty Retail (5.3%)
Big 5 Sporting Goods Corp.^	65,400	1,222,980
Coldwater Creek, Inc.*^	216,050	2,346,303
Dick’s Sporting Goods, Inc.*^	114,500	7,688,675
GameStop Corp., Class A*	307,760	17,342,276
Guess?, Inc	7,800	382,434
hhgregg, Inc.*^	71,400	749,700
Hibbett Sports, Inc.*^	80,400	1,993,920
Men’s Wearhouse, Inc	5,800	293,016
PetSmart, Inc	171,200	5,461,280
Tractor Supply Co.*^	51,147	2,357,365
Zumiez, Inc.*^	61,700	2,737,629

		42,575,578

Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc.*^	61,700	2,593,251
Under Armour, Inc., Class A*^.	34,680	2,074,558
Volcom, Inc.*^	56,000	2,381,120
Wolverine World Wide, Inc	10,880	298,112

		7,347,041

Total Consumer Discretionary		132,645,241

Consumer Staples (1.0%)
Beverages (0.1%)
Hansen Natural Corp.*^	10,000	566,800

Personal Products (0.9%)
Bare Escentuals, Inc.*^	117,200	2,914,764
Herbalife Ltd	95,400	4,336,884

		7,251,648

Total Consumer Staples		7,818,448

Energy (10.4%)
Energy Equipment & Services (5.3%)
Cameron International Corp.*	12,000	1,107,480
Complete Production Services, Inc.*	124,100	2,541,568
Diamond Offshore Drilling, Inc.	44,200	5,007,418
Dril-Quip, Inc.*	65,900	3,252,165
FMC Technologies, Inc.*	71,600	4,128,456
Grant Prideco, Inc.*	170,500	9,295,660
National Oilwell Varco, Inc.*	73,619	10,637,946
Oceaneering International, Inc.*	15,900	1,205,220
Smith International, Inc	4,000	285,600
Superior Energy Services, Inc.*	142,900	5,064,376

		42,525,889

Oil, Gas & Consumable Fuels (5.1%)
Bill Barrett Corp.*^	205,100	8,082,991
Denbury Resources, Inc.*^	75,970	3,395,099
Forest Oil Corp.*^	53,300	2,294,032
Helix Energy Solutions Group, Inc.*^	80,100	3,401,046
Mariner Energy, Inc.*	109,700	2,271,887
Newfield Exploration Co.*	61,700	2,971,472
Noble Energy, Inc	1,500	105,060
Peabody Energy Corp	82,200	3,934,914
Penn Virginia Corp	40,700	1,789,986
Range Resources Corp	77,700	3,159,282
Southwestern Energy Co.*	133,540	5,588,649
U.S. BioEnergy Corp.*^	7,600	58,596
Ultra Petroleum Corp.*	66,200	4,107,048

		41,160,062

Total Energy		83,685,951

Financials (6.9%)
Capital Markets (3.2%)
Affiliated Managers Group, Inc.*^	31,600	4,029,316
E*TRADE Financial Corp.*	16,500	215,490
Greenhill & Co., Inc.^	59,100	3,608,055
Kohlberg Capital Corp.^	65,900	992,454
Lazard Ltd., Class A	83,300	3,531,920
MF Global Ltd.*	88,600	2,569,400
optionsXpress Holdings, Inc.^	237,310	6,203,283
SEI Investments Co	8,100	220,968
T. Rowe Price Group, Inc	75,200	4,187,888

		25,558,774

Commercial Banks (1.1%)
East West Bancorp, Inc	51,300	1,844,748
Hancock Holding Co.^	30,600	1,226,448
Signature Bank/New York*^	42,721	1,505,061
UCBH Holdings, Inc.^	84,400	1,475,312
Western Alliance Bancorp*^	87,300	2,057,661
Whitney Holding Corp	31,658	835,138

		8,944,368

Diversified Financial Services (0.9%)
Duff & Phelps Corp., Class A*	34,600	634,910

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
NASDAQ Stock Market, Inc.*^	119,000	$4,483,920
NewStar Financial, Inc.*^	111,300	1,251,012
Primus Guaranty Ltd.*^	60,200	633,304

		7,003,146

Insurance (0.2%)
Ambac Financial Group, Inc	32,400	2,038,284

Real Estate Investment Trusts (REITs) (0.7%)
CapitalSource, Inc. (REIT)	21,741	440,038
FelCor Lodging Trust, Inc. (REIT)	131,400	2,618,802
LaSalle Hotel Properties (REIT)	34,300	1,443,344
RAIT Financial Trust (REIT)^	132,900	1,093,767

		5,595,951

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	120,225	3,347,064
Jones Lang LaSalle, Inc	3,200	328,832

		3,675,896

Thrifts & Mortgage Finance (0.4%)
BankUnited Financial Corp., Class A^	51,600	801,864
Clayton Holdings, Inc.*^	306,021	2,451,228

		3,253,092

Total Financials		56,069,511

Health Care (14.6%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*^	44,500	2,899,175
Angiotech Pharmaceuticals, Inc.*	352,900	2,212,683
Array BioPharma, Inc.*^	73,900	829,897
Celgene Corp.*	91,900	6,553,389
Keryx Biopharmaceuticals, Inc.*^	102,700	1,020,838
MannKind Corp.*^	97,800	946,704
Myriad Genetics, Inc.*^	61,300	3,196,795
Panacos Pharmaceuticals, Inc.*^	45,500	72,800
PDL BioPharma, Inc.*	8,000	172,880
Pharmion Corp.*^	21,300	982,782
Vertex Pharmaceuticals, Inc.*	2,900	111,389

		18,999,332

Health Care Equipment & Supplies (4.1%)
American Medical Systems Holdings, Inc.*^	140,300	2,378,085
ArthroCare Corp.*^	54,600	3,051,594
C.R. Bard, Inc	5,440	479,754
Cytyc Corp.*	5,500	262,075
DexCom, Inc.*^	171,200	1,710,288
Gen-Probe, Inc.*	55,875	3,720,157
Hansen Medical, Inc.*^	112,800	3,058,008
Hologic, Inc.*^	76,300	4,654,300
Hospira, Inc.*	97,000	4,020,650
Kyphon, Inc.*	8,100	567,000
Masimo Corp.*	25,200	646,632
Meridian Bioscience, Inc.^	162,900	4,939,128
NuVasive, Inc.*^	35,500	1,275,515
ResMed, Inc.*^	2,650	113,606
Stereotaxis, Inc.*^	6,400	88,256
TomoTherapy, Inc.*	65,400	1,519,242
Varian Medical Systems, Inc.*	5,400	226,206

		32,710,496

Health Care Providers & Services (3.3%)
Community Health Systems, Inc.*	2,215	69,640
Coventry Health Care, Inc.*	5,400	335,934
Express Scripts, Inc.*	7,400	413,068
HealthExtras, Inc.*^	98,000	2,727,340
Healthways, Inc.*^	34,800	1,878,156
Henry Schein, Inc.*^	101,100	6,150,924
inVentiv Health, Inc.*	15,700	687,974
Psychiatric Solutions, Inc.*^	148,026	5,814,461
VCA Antech, Inc.*^	140,400	5,861,700
WellCare Health Plans, Inc.*	22,208	2,341,389

		26,280,586

Health Care Technology (1.2%)
Allscripts Healthcare
Solutions, Inc.*^	129,300	3,494,979
Cerner Corp.*^	6,000	358,860
TriZetto Group, Inc.*^	328,600	5,753,786

		9,607,625

Life Sciences Tools & Services (2.6%)
AMAG Pharmaceuticals, Inc.*^	51,300	2,934,360
Covance, Inc.*^	41,800	3,256,220
ICON plc (ADR)*	89,200	4,551,876
Nektar Therapeutics*^	84,900	749,667
PAREXEL International Corp.*	74,300	3,066,361
Pharmaceutical Product Development, Inc	9,100	322,504
Varian, Inc.*	42,700	2,716,147
Ventana Medical Systems, Inc.*	19,300	1,658,063
Waters Corp.*	6,500	434,980
WuXi PharmaTech Cayman, Inc. (ADR)*	53,100	1,497,420

		21,187,598

Pharmaceuticals (1.1%)
Adams Respiratory Therapeutics, Inc.*^	77,700	2,994,558
Cadence Pharmaceuticals, Inc.*^	72,400	1,013,600
Endo Pharmaceuticals Holdings, Inc.*	9,500	294,595
Impax Laboratories, Inc.*	95,400	1,115,226
Jazz Pharmaceuticals, Inc.*^	47,800	535,360
Medicines Co.*^	68,800	1,225,328
Penwest Pharmaceuticals Co.*^	111,400	1,226,514
XenoPort, Inc.*	12,000	564,600

		8,969,781

Total Health Care		117,755,418

Industrials (16.4%)
Aerospace & Defense (2.2%)
Hexcel Corp.*^	184,500	4,189,995
Orbital Sciences Corp.*	120,300	2,675,472
Precision Castparts Corp	68,800	10,181,024
Rockwell Collins, Inc	3,423	250,016
Stanley, Inc.*^	22,100	608,855

		17,905,362

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc	7,900	428,891
Expeditors International of Washington, Inc	83,800	3,963,740
UTi Worldwide, Inc	18,100	415,938

		4,808,569

Airlines (0.2%)
Allegiant Travel Co.*^	57,200	1,734,304

Commercial Services & Supplies (4.2%)
CoStar Group, Inc.*^	27,600	1,475,220
Huron Consulting Group, Inc.*	44,100	3,202,542
Kenexa Corp.*^	77,200	2,376,216
Knoll, Inc	140,900	2,499,566
LECG Corp.*^	92,500	1,378,250
Mobile Mini, Inc.*^	76,400	1,845,824
Monster Worldwide, Inc.*	146,050	4,974,463
Resources Connection, Inc.^	164,400	3,805,860
Robert Half International, Inc	8,600	256,796
Stericycle, Inc.*	209,700	11,986,452

		33,801,189

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.7%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	22,500	$968,850
Fluor Corp	67,500	9,718,650
Granite Construction, Inc.^	59,560	3,157,871

		13,845,371

Electrical Equipment (1.2%)
Ametek, Inc	123,550	5,339,831
Baldor Electric Co	108,000	4,314,600
SunPower Corp., Class A*^	3,400	281,588

		9,936,019

Machinery (5.0%)
Cummins, Inc	45,520	5,821,553
Flowserve Corp	16,200	1,234,116
Force Protection, Inc.*†(b)	139,200	2,494,972
IDEX Corp	111,425	4,054,756
Joy Global, Inc	76,800	3,906,048
Kaydon Corp.^	39,300	2,043,207
Lincoln Electric Holdings, Inc	64,400	4,998,084
Manitowoc Co., Inc	194,400	8,608,032
Terex Corp.*	3,400	302,668
Trinity Industries, Inc.^	9,000	337,860
Wabtec Corp.^	145,900	5,465,414
Watts Water Technologies, Inc., Class A^	32,300	991,610

		40,258,320

Trading Companies & Distributors (1.3%)
Fastenal Co.^	95,800	4,350,278
Houston Wire & Cable Co.^	90,400	1,637,144
MSC Industrial Direct Co	83,900	4,244,501

		10,231,923

Total Industrials		132,521,057

Information Technology (26.8%)
Communications Equipment (3.5%)
Arris Group, Inc.*	146,830	1,813,350
F5 Networks, Inc.*^	127,800	4,752,882
Foundry Networks, Inc.*	280,900	4,991,593
Harris Corp	11,200	647,248
Ixia*^	322,700	2,813,944
Juniper Networks, Inc.*	166,200	6,084,582
Netgear, Inc.*^	106,700	3,245,814
OpNext, Inc.*^	86,100	998,760
ViaSat, Inc.*	91,900	2,833,277

		28,181,450

Computers & Peripherals (0.5%)
Logitech International S.A. (Registered)*^	10,400	307,320
Network Appliance, Inc.*	12,000	322,920
Super Micro Computer, Inc.*^	21,200	206,912
Synaptics, Inc.*^	40,800	1,948,608
Xyratex Ltd.*	80,800	1,550,552

		4,336,312

Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A	118,620	4,716,331
Flir Systems, Inc.*^	93,500	5,178,965
Mettler-Toledo
International, Inc.*	3,900	397,800
National Instruments Corp	69,650	2,391,085
Tektronix, Inc	84,200	2,335,708
Trimble Navigation Ltd.*	96,500	3,783,765

		18,803,654

Internet Software & Services (3.9%)
Baidu.com (Sponsored ADR)*^	4,800	1,390,320
DealerTrack Holdings, Inc.*	153,400	6,424,392
Entrust, Inc.*^	257,496	548,466
Equinix, Inc.*^	59,900	5,312,531
Internap Network Services Corp.*^	196,700	2,787,239
Marchex, Inc., Class B^	180,300	1,714,653
Omniture, Inc.*^	179,230	5,434,254
SINA Corp.*^	40,800	1,952,280
VeriSign, Inc.*	7,000	236,180
VistaPrint Ltd.*^	152,300	5,691,451

		31,491,766

IT Services (2.1%)
BearingPoint, Inc.*^	232,800	942,840
Cognizant Technology Solutions Corp., Class A*	5,800	462,666
Global Cash Access Holdings, Inc.*	59,300	627,987
Global Payments, Inc	6,300	278,586
Heartland Payment Systems, Inc.^	70,900	1,822,130
Iron Mountain, Inc.*	119,885	3,654,095
RightNow Technologies, Inc.*^ .	133,100	2,141,579
Sapient Corp.*^	562,400	3,773,704
VeriFone Holdings, Inc.*^	66,800	2,961,244

		16,664,831

Semiconductors & Semiconductor Equipment (10.2%)
Atheros Communications, Inc.*^	90,300	2,706,291
Broadcom Corp., Class A*	173,000	6,304,120
FormFactor, Inc.*^	138,500	6,145,245
Hittite Microwave Corp.*^	149,200	6,587,180
Integrated Device Technology, Inc.*	203,700	3,153,276
Intersil Corp., Class A	257,400	8,604,882
Lam Research Corp.*	4,700	250,322
Microchip Technology, Inc	77,200	2,803,904
Microsemi Corp.*^	283,800	7,912,344
Microtune, Inc.*^	237,900	1,432,158
Netlogic Microsystems, Inc.*^	109,800	3,964,878
NVIDIA Corp.*	256,050	9,279,252
ON Semiconductor Corp.*^	385,000	4,835,600
Power Integrations, Inc.*^	181,600	5,395,336
Silicon Laboratories, Inc.*	98,900	4,130,064
Varian Semiconductor Equipment Associates, Inc.*	159,225	8,521,722

		82,026,574

Software (4.3%)
Activision, Inc.*	479,453	10,351,390
BladeLogic, Inc.*	73,200	1,876,848
Commvault Systems, Inc.*^	176,700	3,272,484
FactSet Research Systems, Inc	14,700	1,007,685
Informatica Corp.*	79,900	1,254,430
Micros Systems, Inc.*	40,400	2,628,828
Nuance Communications, Inc.*^	159,200	3,074,152
Quest Software, Inc.*^	293,100	5,029,596
Red Hat, Inc.*^	111,800	2,221,466
Salesforce.com, Inc.*	1,700	87,244
SourceForge, Inc.*^	212,800	521,360
Synchronoss Technologies, Inc.*^.	21,800	916,908
THQ, Inc.*^	74,700	1,866,006
Voltaire Ltd.*	102,600	677,160

		34,785,557

Total Information Technology		216,290,144

Materials (2.0%)
Chemicals (0.6%)
FMC Corp	57,800	3,006,756
Minerals Technologies, Inc.^	22,200	1,487,400

		4,494,156

Construction Materials (0.6%)
Martin Marietta Materials, Inc.^	37,900	5,061,545

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.8%)
Allegheny Technologies, Inc	57,300	$6,300,135

Total Materials		15,855,836

Telecommunication Services (3.6%)
Diversified Telecommunication Services (0.6%)
Time Warner Telecom, Inc.,
Class A*^	216,524	4,757,032

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	159,200	6,931,568
Crown Castle International Corp.*	8,500	345,355
Leap Wireless International, Inc.*.	4,100	333,617
NII Holdings, Inc.*	144,600	11,878,890
SBA Communications Corp.,
Class A*	136,000	4,798,080

		24,287,510

Total Telecommunication Services		29,044,542

Total Common Stocks (98.2%) (Cost $ 640,691,610)		791,686,148

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.2%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	$9,340,000	9,338,962

Short-Term Investments of Cash Collateral for Securities Loaned (28.9%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	3,839,133	3,839,133
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	2,503,782	2,503,782
Banesto S.A./Madrid
5.33%, 12/27/07	6,259,456	6,259,456
Barclays plc/Seoul
5.22%, 10/29/07	4,172,971	4,172,971
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	1,836,107	1,836,107
Beta Finance, Inc.
4.87%, 1/31/08 (l)	333,838	333,838
4.87%, 3/10/08 (l)	834,515	834,515
BNP Paribas S.A.
5.20%, 10/1/07	8,955,195	8,955,195
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	4,006,052	4,006,052
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	2,503,782	2,503,782
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	1,954,453	1,954,453
Comerica Bank
5.78%, 3/16/09 (l)	834,519	834,519
Commerzbank AG/Frankfurt
5.20%, 10/1/07	609,254	609,254
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	1,153,955	1,153,955
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	2,169,945	2,169,945
Den Danske Bank/London
5.50%, 10/1/07	10,432,427	10,432,427
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	5,007,565	5,007,565
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	834,594	834,594
Dexia Bank
5.13%, 10/1/07	4,172,971	4,172,971
Fenway Funding LLC
5.37%, 10/2/07	4,693,454	4,693,454
Fifth Third Bancorp
5.14%, 8/22/08 (l)	250,376	250,376
First Tennessee Bank
5.77%, 8/15/08 (l)	7,510,836	7,510,836
General Electric Capital Corp.
4.90%, 3/12/10 (l)	333,838	333,838
Glitnir banki hf
5.62%, 8/15/08 (l)	4,172,971	4,172,971
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	918,054	918,054
5.37%, 8/18/08 (l)	1,669,188	1,669,188
4.91%, 3/27/09 (l)	2,336,863	2,336,863
Hartford Life, Inc.
5.80%, 9/26/08 (l)	667,675	667,675
ING Bank N.V./United States
5.85%, 12/28/07 (l)	6,259,456	6,259,456
IXIS Corporate & Investment Bank
5.28%, 10/1/07	8,345,941	8,345,941
K2 (USA) LLC
4.87%, 5/29/09 (l)	3,336,772	3,336,772
4.87%, 6/18/09 (l)	4,170,783	4,170,783
Kommunalkredit Austria AG
5.83%, 7/8/08	5,007,408	5,007,408
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	292,108	292,108
5.60%, 8/21/09 (l)	2,086,458	2,086,458
Links Finance LLC
4.87%, 6/25/09 (l)	1,251,344	1,251,344
Mane Funding Corp.
5.25%, 10/1/07	8,342,290	8,342,290
Market Street Funding Corp.
5.30%, 10/1/07	8,342,255	8,342,255
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	2,086,485	2,086,485
Monumental Global Funding II
4.86%, 4/25/08 (l)	1,001,513	1,001,513
4.93%, 5/26/10 (l)	3,922,592	3,922,592
Morgan Stanley
5.53%, 5/7/09 (l)	4,172,971	4,172,971
Morgan Stanley, Repurchase Agreement,
5.15%, 10/1/07 (r)	41,187,271	41,187,271
5.35%, 10/1/07 (r)	5,842,159	5,842,159
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	2,503,782	2,503,782
New York Life Insurance Co.
5.42%, 12/28/07 (l)	2,837,620	2,837,620
Pricoa Global Funding I
4.90%, 6/25/10 (l)	2,503,094	2,503,094
Rheingold Securitization Ltd.
5.35%, 10/25/07	6,175,913	6,175,913
5.35%, 1/7/08	2,035,659	2,035,659
Royal Bank of Scotland plc/London
5.30%, 10/1/07	8,345,941	8,345,941
Simba Funding Corp.
5.25%, 10/1/07	8,342,290	8,342,290
Three Pillars Funding Corp.
5.25%, 10/1/07	8,342,290	8,342,290
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	834,594	834,594

Total Short-Term Investments of Cash Collateral for Securities Loaned		232,536,758

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.5%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$4,441,998	$4,441,998

Total Short-Term Investments (30.6%) (Cost/Amortized Cost $ 246,318,755)		246,317,718

Total Investments (128.8%) (Cost/Amortized Cost $ 887,010,365)		1,038,003,866
Other Assets Less Liabilities (-28.8%)		(232,395,399)

Net Assets (100%)		$805,608,467

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $2,494,972 or 0.31% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$168,268,391
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$201,031,661
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$175,993,138
Aggregate gross unrealized depreciation	(29,349,616)

Net unrealized appreciation	$146,643,522

Federal income tax cost of investments	$891,360,344

At September 30, 2007, the Portfolio had loaned securities with a total value of $223,360,763. This was secured by collateral of $232,536,758 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $712 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.0%)
Aftermarket Technology Corp.*^	27,128	$861,043
Autoliv, Inc	16,561	989,520
BorgWarner, Inc	51,200	4,686,336
Spartan Motors, Inc.^	11,568	194,689
Standard Motor Products, Inc	26,100	245,340
Stoneridge, Inc.*^	24,100	245,820
Strattec Security Corp	4,890	227,483
TRW Automotive Holdings Corp.*	71,344	2,260,178
WABCO Holdings, Inc	52,966	2,476,160

		12,186,569

Diversified Consumer Services (0.6%)
Carriage Services, Inc.*^	8,780	71,733
CPI Corp.^	200	7,704
Regis Corp	188,069	6,001,282
Service Corp. International	28,606	369,017
Stewart Enterprises, Inc., Class A^	139,459	1,062,677

		7,512,413

Hotels, Restaurants & Leisure (1.1%)
Bluegreen Corp.*^	35,400	274,350
Bob Evans Farms, Inc.^	5,013	151,292
Brinker International, Inc	39,100	1,072,904
Burger King Holdings, Inc	8,830	225,077
Canterbury Park Holding Corp	620	7,564
CBRL Group, Inc	34,120	1,392,096
CEC Entertainment, Inc.*^	2,800	75,236
Cheesecake Factory, Inc.*^	289,600	6,796,912
CKE Restaurants, Inc.^	260	4,215
Dover Downs Gaming & Entertainment, Inc.^	11,400	118,446
Frisch’s Restaurants, Inc	4,870	140,986
ILX Resorts, Inc	1,460	14,089
Interstate Hotels & Resorts, Inc.*^	42,200	192,010
J. Alexander’s Corp	5,260	68,959
Jack in the Box, Inc.*	4,150	269,086
Landry’s Restaurants, Inc.^	600	15,876
Marcus Corp.^	10,860	208,512
Nathan’s Famous, Inc.*	4,000	66,000
O’Charley’s, Inc.^	26,910	407,956
Red Lion Hotels Corp.*	240	2,472
Ruby Tuesday, Inc.^	27,200	498,848
Silverleaf Resorts, Inc.*^	49,133	259,913
Speedway Motorsports, Inc.^	4,940	182,780
WMS Industries, Inc.*^	2,625	86,887

		12,532,466

Household Durables (1.1%)
American Biltrite, Inc.*	518	3,108
American Greetings Corp., Class A^	55,460	1,464,144
Avatar Holdings, Inc.*^	9,800	489,314
Blyth, Inc	4,360	89,162
CSS Industries, Inc.^	2,210	79,494
Directed Electronics, Inc.*^	32,560	129,914
Ethan Allen Interiors, Inc.^	38,096	1,245,358
Flexsteel Industries, Inc	4,334	60,676
Hooker Furniture Corp	8,120	162,563
M.D.C. Holdings, Inc.^	66,900	2,738,886
Meritage Homes Corp.*^	100	1,412
National Presto Industries, Inc.^	6,020	319,060
Newell Rubbermaid, Inc	102,200	2,945,404
P&F Industries, Inc., Class A*	5,000	56,900
Q.E.P. Co., Inc.*^	2,300	29,486
Snap-On, Inc	8,100	401,274
Stanley Works	3,460	194,210
Syntax-Brillian Corp.*^	10,800	43,956
Universal Electronics, Inc.*^	7,744	251,680
Whirlpool Corp	27,300	2,432,430

		13,138,431

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	354,654
PC Mall, Inc.*^	9,458	147,640
Systemax, Inc	15,194	310,565

		812,859

Leisure Equipment & Products (0.3%)
Aldila, Inc.^	5,708	94,353
Callaway Golf Co.^	3,520	56,355
GameTech International, Inc.*^	10,555	82,224
Hasbro, Inc	62,002	1,728,616
JAKKS Pacific, Inc.*^	44,810	1,196,875

		3,158,423

Media (2.6%)
Cablevision Systems Corp.—New York Group, Class A*^	74,800	2,613,512
Cinram International Income Fund	359,900	6,744,620
Entercom Communications Corp., Class A^	150,400	2,907,232
Journal Communications, Inc., Class A^	75,717	717,797
Mediacom Communications Corp., Class A*^	6,850	48,292
R.H. Donnelley Corp.*	161,180	9,029,304
Saga Communications, Inc., Class A*	26,500	194,510
Scholastic Corp.*^	55,030	1,918,346
Traffix, Inc.^	7,740	51,316
Triple Crown Media, Inc.*	3,000	18,510
Valassis Communications, Inc.*^	38,800	346,096
Virgin Media, Inc	207,900	5,045,733

		29,635,268

Multiline Retail (0.9%)
Big Lots, Inc.*^	138,440	4,131,050
Bon-Ton Stores, Inc.^	11,700	265,824
Macy’s, Inc	176,330	5,698,985

		10,095,859

Specialty Retail (2.5%)
Aaron Rents, Inc.^	2,950	65,785
Aeropostale, Inc.*	374	7,128
Asbury Automotive Group, Inc.^	42,500	841,925
Books-A-Million, Inc.^	31,300	414,099
Cabela’s, Inc.*^	54,740	1,294,601
Circuit City Stores, Inc.^	344,600	2,725,786
Coldwater Creek, Inc.*^	728,200	7,908,252
Factory Card & Party Outlet Corp.*	186	3,030
Finish Line, Inc., Class A^	54,800	237,832
Foot Locker, Inc	99,500	1,525,335
Franklin Covey Co.*^	26,100	198,360
Gap, Inc	337,100	6,216,124
Gymboree Corp.*	2,290	80,700
Hastings Entertainment, Inc.*	14,414	120,789
Jennifer Convertibles, Inc.*	840	3,612
Jo-Ann Stores, Inc.*	980	20,678
Lithia Motors, Inc., Class A^	25,700	438,442
Mothers Work, Inc.*^	7,999	149,341
Office Depot, Inc.*	164,300	3,387,866
Pomeroy IT Solutions, Inc.*	3,570	28,739
Rent-A-Center, Inc.*^	112,599	2,041,420
Rex Stores Corp.*^	13,970	270,320

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Stage Stores, Inc.^	30,540	$556,744
Trans World Entertainment Corp.*^	36,048	165,100

		28,702,008

Textiles, Apparel & Luxury Goods (1.0%)
Culp, Inc.*^	3,330	34,565
Deckers Outdoor Corp.*^	13,992	1,536,322
Delta Apparel, Inc	3,500	59,850
G-III Apparel Group Ltd.*^	2,100	41,349
Heelys, Inc.*^	8,343	66,494
Jones Apparel Group, Inc.	215,810	4,560,065
LaCrosse Footwear, Inc.	102	1,822
Liz Claiborne, Inc.	14,800	508,084
Movado Group, Inc.^	22,900	730,968
Perry Ellis International, Inc.*^	5,120	141,875
Phillips-Van Heusen Corp.^	21,417	1,123,964
R.G. Barry Corp.*^	5,040	48,636
Velcro Industries N.V.	800	14,320
Warnaco Group, Inc.*	31,283	1,222,227
Weyco Group, Inc.^	6,506	204,353
Wolverine World Wide, Inc.^	52,680	1,443,432

		11,738,326

Total Consumer Discretionary		129,512,622

Consumer Staples (4.1%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	490	23,844

Food & Staples Retailing (0.9%)
Ingles Markets, Inc., Class A^	3,800	108,908
Longs Drug Stores Corp.	4,600	228,482
Ruddick Corp.^	14,595	489,516
Spartan Stores, Inc.^	3,286	74,034
Village Super Market, Inc., Class A^	200	10,400
Whole Foods Market, Inc.^	178,100	8,719,776
Winn-Dixie Stores, Inc.*	7,020	131,414

		9,762,530

Food Products (3.1%)
Bunge Ltd.^	86,852	9,332,247
Cal-Maine Foods, Inc.^	19,200	484,608
Corn Products International, Inc.^	92,976	4,264,809
Cosan Ltd., Class A*^	95,200	1,228,080
Dean Foods Co.	134,700	3,445,626
Diamond Foods, Inc.^	21,400	442,124
Flowers Foods, Inc.^	39,900	869,820
Fresh Del Monte Produce, Inc.^	7,900	227,125
Imperial Sugar Co.^	20,000	522,600
Marine Harvest ASA*	4,704,000	5,985,521
Omega Protein Corp.*	890	8,055
Sanderson Farms, Inc.^	4,100	170,847
Seaboard Corp.^	680	1,332,800
Seneca Foods Corp., Class A*^	3,100	84,289
Seneca Foods Corp., Class B*	600	16,110
Smithfield Foods, Inc.*	121,100	3,814,650
Tasty Baking Co.	11,069	111,686
Tyson Foods, Inc., Class A	166,200	2,966,670

		35,307,667

Household Products (0.0%)
Energizer Holdings, Inc.*	550	60,968
Oil-Dri Corp. of America^	9,625	177,100

		238,068

Personal Products (0.1%)
Elizabeth Arden, Inc.*^	18,910	509,813
Natural Alternatives International, Inc.*^	2,225	13,973
NBTY, Inc.*	10,728	435,557
Schiff Nutrition International, Inc.^	23,130	138,549

		1,097,892

Tobacco (0.0%)
Universal Corp.^	6,680	326,986

Total Consumer Staples		46,756,987

Energy (7.2%)
Energy Equipment & Services (2.8%)
Bronco Drilling Co., Inc.*^	14,808	219,158
Cameron International Corp.*	66,200	6,109,598
Complete Production Services, Inc.*^	55,600	1,138,688
Dawson Geophysical Co.*^	1,500	116,265
GulfMark Offshore, Inc.*^	24,174	1,176,307
Helmerich & Payne, Inc	100	3,283
Lufkin Industries, Inc.^	3,940	216,779
Oil States International, Inc.*^	8,590	414,897
Rowan Cos., Inc.	18,780	686,972
SBM Offshore N.V.	29,057	1,142,330
SEACOR Holdings, Inc.*^	37,290	3,546,279
Solar Cayman Ltd.†(b)	141,300	1,801,575
Superior Energy Services, Inc.*	57,488	2,037,375
T-3 Energy Services, Inc.*^	920	39,229
Tidewater, Inc.^	53,450	3,358,798
Trico Marine Services, Inc.*	20,056	597,669
Union Drilling, Inc.*^	21,900	319,302
Unit Corp.*	25,800	1,248,720
Weatherford International Ltd.*	119,400	8,021,292

		32,194,516

Oil, Gas & Consumable Fuels (4.4%)
Arch Coal, Inc.^	121,800	4,109,532
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*§	362,500	2,342,475
Callon Petroleum Co.*^	3,760	52,339
Cimarex Energy Co.	119,600	4,455,100
Consol Energy, Inc.	164,200	7,651,720
Holly Corp.	4,210	251,884
Mariner Energy, Inc.*^	79,290	1,642,096
Murphy Oil Corp.^	146,210	10,218,617
Newfield Exploration Co.*	136,200	6,559,392
Noble Energy, Inc.	68,500	4,797,740
Petroleum Development Corp.*^	21,021	932,282
Swift Energy Co.*^	47,500	1,943,700
Uranium One, Inc.*	220,500	2,915,171
USEC, Inc.*^	205,500	2,106,375
Western Refining, Inc.^	26,500	1,075,370

		51,053,793

Total Energy		83,248,309

Financials (18.5%)
Capital Markets (2.6%)
Affiliated Managers Group, Inc.*^	39,700	5,062,147
American Physicians Service Group, Inc.^	3,300	60,720
E*TRADE Financial Corp.*	871,900	11,387,014
Federated Investors, Inc., Class B	194,200	7,709,740
Firstcity Financial Corp.*	6,355	62,851
HFF, Inc., Class A*^	12,600	149,562
Knight Capital Group, Inc., Class A*^	441,100	5,275,556
MVC Capital, Inc.^	23,420	433,972

		30,141,562

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (2.5%)
1st Constitution Bancorp*	91	$1,470
Banco Latinoamericano de Exportaciones S.A., Class E^.	45,000	818,100
Bar Harbor Bankshares	25	775
BNCCORP, Inc.*^	4,700	81,075
BOE Financial Services of Virginia, Inc	1,100	27,709
Bridge Capital Holdings*	100	2,226
Britton & Koontz Capital Corp.	1,752	28,120
C&F Financial Corp	1,438	60,036
Carolina Bank Holdings, Inc.*	1,918	20,868
CCF Holding Co	1,092	16,882
Central Virginia Bankshares, Inc.	562	10,678
City National Corp./California^	13,500	938,385
CNB Financial Corp./Pennsylvania	624	8,861
Codorus Valley Bancorp, Inc	1,427	25,957
Commerce Bancorp, Inc./ New Jersey^	285,700	11,079,446
Community Bank Shares of Indiana, Inc	120	2,348
Community Bankshares, Inc./ South Carolina	4,010	59,950
Community Capital Corp	2,416	47,885
Cowlitz Bancorp*	1,021	14,529
Epic Bancorp	5,600	71,680
Evans Bancorp, Inc	2,690	49,362
Farmers Capital Bank Corp.^	2,159	61,402
Financial Institutions, Inc.^	4,503	81,414
First M&F Corp	10,511	186,045
First Merchants Corp.^	15,429	332,649
First Regional Bancorp/California*^	13,945	342,071
First United Corp	8,300	174,217
Firstbank Corp./Michigan^	4,300	70,993
FNB United Corp	12,801	204,560
Habersham Bancorp	500	8,100
Harrington West Financial Group, Inc	6,451	101,861
Hawthorn Bancshares, Inc	780	24,180
HF Financial Corp	7,656	122,496
Horizon Bancorp/Indiana	3,300	86,130
Intervest Bancshares Corp.^	11,500	284,625
Landmark Bancorp, Inc.^	2,090	54,340
Marshall & Ilsley Corp	162,400	7,108,248
National Bankshares, Inc	1,180	22,892
Northrim BanCorp, Inc.^	6,570	163,589
Northway Financial, Inc	1,776	31,968
PAB Bankshares, Inc	618	10,240
Pacific Premier Bancorp, Inc.*	7,200	76,104
Peoples Bancorp of North Carolina, Inc	7,308	127,159
Peoples Financial Corp./ Mississippi	2,710	54,200
Pinnacle Bancshares, Inc	800	11,600
Premier Financial Bancorp, Inc	1,917	28,372
QCR Holdings, Inc	75	1,088
Republic First Bancorp, Inc.*	14,200	113,174
Rurban Financial Corp	884	11,103
Shore Financial Corp	2,182	27,384
Simmons First National Corp., Class A^	5,086	133,965
Southwest Bancorp, Inc./Oklahoma^	19,670	370,189
Taylor Capital Group, Inc.^	2,900	80,997
Team Financial, Inc	4,780	73,373
UnionBanCal Corp	18,800	1,098,108
United Bancshares, Inc./Ohio	1,420	20,732
United Security Bancshares, Inc./Alabama	1,421	33,493
Univest Corp. of Pennsylvania^	6,426	152,425
Vineyard National Bancorp^	14,005	234,164
Wainwright Bank & Trust Co.^	479	6,131
Webster Financial Corp	81,200	3,420,144

		28,912,267

Consumer Finance (0.5%)
Advanta Corp., Class A^	5,910	144,027
Advanta Corp., Class B^	8,934	244,970
AmeriCredit Corp.*^	165,600	2,911,248
Consumer Portfolio Services, Inc.*^	10,280	58,288
EZCORP, Inc., Class A*^	156	2,098
First Marblehead Corp.^	65,236	2,474,401
United PanAm Financial Corp.*^	17,659	145,510
White River Capital, Inc.*^	4,650	97,650

		6,078,192

Diversified Financial Services (1.6%)
Asta Funding, Inc.^	6,300	241,416
California First National Bancorp	2,716	35,281
CIT Group, Inc	83,600	3,360,720
Encore Capital Group, Inc.*	22,500	265,500
Financial Federal Corp.^	19,140	536,111
Genesis Lease Ltd. (ADR)^	212,600	5,289,488
KKR Financial Holdings LLC^ .	92,400	1,556,940
MicroFinancial, Inc	2,700	16,065
Moody’s Corp	138,600	6,985,440
Primus Guaranty Ltd.*^	58,351	613,853

		18,900,814

Insurance (5.6%)
Alleghany Corp.*	7,282	2,956,492
Allied World Assurance Holdings Ltd./Bermuda	28,740	1,491,893
American Financial Group, Inc./Ohio	120,620	3,440,083
American Safety Insurance Holdings Ltd.*	12,960	256,867
Arch Capital Group Ltd.*	41,800	3,110,338
Aspen Insurance Holdings Ltd.^	133,610	3,729,055
Assurant, Inc	61,890	3,311,115
Endurance Specialty Holdings Ltd.	69,600	2,891,880
Everest Reinsurance Group Ltd.	49,200	5,423,808
Horace Mann Educators Corp.^.	19,503	384,404
IPC Holdings Ltd.^	6,570	189,545
Max Capital Group Ltd.^	84,132	2,359,061
National Securities Group, Inc .	680	11,907
National Western Life Insurance Co., Class A^	610	156,136
NYMAGIC, Inc.^	9,300	258,633
Odyssey Reinsurance Holdings Corp.^	7,100	263,481
PartnerReinsurance Ltd.^	37,079	2,928,870
Platinum Underwriters Holdings Ltd	225,075	8,093,697
Presidential Life Corp.^	11,295	191,563
Reinsurance Group of America, Inc	107,900	6,116,851
RenaissanceReinsurance Holdings Ltd	46,610	3,048,760
Selective Insurance Group, Inc.^	66,914	1,423,930
Unico American Corp.*	4,190	46,928
United America Indemnity Ltd., Class A*^	4,040	86,900
Universal Insurance Holdings, Inc.^	45,850	327,369

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Group	137,800	$3,371,966
Willis Group Holdings Ltd.^	175,999	7,205,399
Zenith National Insurance Corp.	44,800	2,011,072

		65,088,003

Real Estate Investment Trusts (REITs) (2.6%)
AmREIT, Inc., Class A (REIT)^	8,462	68,373
Ashford Hospitality Trust, Inc. (REIT)	165,824	1,666,531
CBL & Associates Properties, Inc. (REIT)	24,990	875,899
Colonial Properties Trust (REIT)^	79,250	2,718,275
Cousins Properties, Inc. (REIT)^	3,400	99,824
Extra Space Storage, Inc. (REIT)^	85,997	1,323,494
FelCor Lodging Trust, Inc. (REIT)	2,000	39,860
First Industrial Realty Trust, Inc. (REIT)^	28,100	1,092,247
Gladstone Commercial Corp. (REIT)^	800	14,960
Hersha Hospitality Trust (REIT)^	69,290	685,971
HRPT Properties Trust (REIT)	331,800	3,281,502
Investors Real Estate Trust (REIT)^	2,830	30,564
iStar Financial, Inc. (REIT)^	7,441	252,920
Lexington Realty Trust (REIT)^	53,943	1,079,399
Liberty Property Trust (REIT)	83,800	3,369,598
LTC Properties, Inc. (REIT)^	34,460	815,668
Medical Properties Trust, Inc. (REIT)^	53,143	707,865
MHI Hospitality Corp. (REIT)	8,581	81,520
Mission West Properties, Inc. (REIT)^	33,090	402,044
Monmouth Reit, Class A (REIT)^	23,000	193,660
National Retail Properties, Inc. (REIT)^	99,800	2,433,124
One Liberty Properties, Inc. (REIT)	18,100	352,045
Ramco-Gershenson Properties Trust (REIT)^	21,840	682,282
Strategic Hotels & Resorts, Inc. (REIT)^	105,600	2,174,304
Sunstone Hotel Investors, Inc. (REIT)^	78,330	2,008,381
Supertel Hospitality, Inc. (REIT)^	13,721	103,456
Thornburg Mortgage, Inc. (REIT)^	199,700	2,566,145
Transcontinental Realty Investors, Inc. (REIT)*	970	14,967
Urstadt Biddle Properties, Inc. (REIT)^	1,200	19,872
Urstadt Biddle Properties, Inc., Class A (REIT)^	10,350	160,115
Winthrop Realty Trust (REIT)^	85,550	575,751

		29,890,616

Real Estate Management & Development (0.0%)
Reis, Inc.*	4,460	32,781
United Capital Corp.*	1,320	34,980

		67,761

Thrifts & Mortgage Finance (3.1%)
1st Independence Financial Group, Inc	1,700	26,316
Beverly Hills Bancorp, Inc	32,163	199,089
Camco Financial Corp	10,129	134,716
Carver Bancorp, Inc	3,350	51,925
CFS Bancorp, Inc.^	7,620	107,442
Community Financial Corp. /Virginia	6,200	57,660
Corus Bankshares, Inc.^	64,200	835,884
Farmer Mac, Class C^	19,040	559,014
First Bancorp of Indiana, Inc	1,400	21,350
First BancTrust Corp	2,000	21,600
First Capital, Inc	380	6,411
First Defiance Financial Corp	9,700	261,900
First Federal Bancshares of Arkansas, Inc	3,809	68,562
First Federal Bankshares, Inc	4,700	81,780
First Franklin Corp	1,306	16,325
First Place Financial Corp./Ohio^	27,623	488,927
Franklin Bank Corp./Texas*^	40,099	368,911
Great Pee Dee Bancorp, Inc	500	11,500
Guaranty Federal Bancshares, Inc.	4,100	120,130
HMN Financial, Inc	5,777	171,172
Home Federal Bancorp/Indiana	400	10,700
HopFed Bancorp, Inc	140	2,101
Hudson City Bancorp, Inc.^	585,400	9,003,452
Imperial Capital Bancorp, Inc.^	8,524	240,803
LSB Financial Corp	1,963	46,621
MFB Corp	100	2,975
Monarch Community Bancorp, Inc	3,500	42,175
MutualFirst Financial, Inc.^	7,800	137,670
New Hampshire Thrift Bancshares, Inc	3,440	49,330
New York Community Bancorp, Inc.^	395,842	7,540,790
North Central Bancshares, Inc	1,900	72,865
Ocwen Financial Corp.*^	15,300	144,279
Parkvale Financial Corp	4,252	123,308
People’s United Financial, Inc	571,945	9,883,210
PFF Bancorp, Inc.^	39,100	599,794
Provident Community Bancshares, Inc	200	4,130
Provident Financial Holdings, Inc.^	12,160	270,803
Radian Group, Inc.^	102,000	2,374,560
South Street Financial Corp †	600	12
Southern Missouri Bancorp, Inc.	2,002	29,630
Teche Holding Co	1,062	43,542
TF Financial Corp.^	3,651	100,074
United Community Financial Corp./Ohio^	47,300	341,506
Washington Savings Bank FSB/Maryland	2,020	14,140
Wayne Savings Bancshares, Inc.	960	11,683
WSFS Financial Corp	10,620	662,688

		35,363,455

Total Financials		214,442,670

Health Care (8.1%)
Biotechnology (0.4%)
Theravance, Inc.*^	175,600	4,581,404
Trimeris, Inc.*^	30,300	235,734

		4,817,138

Health Care Equipment & Supplies (2.7%)
Align Technology, Inc.*	3,100	78,523
Allied Healthcare Products, Inc.*	4,200	28,392
Analogic Corp.^	9,399	599,280
Angeion Corp.*	5,330	39,122
Atrion Corp.^	440	55,000
Beckman Coulter, Inc	63,900	4,713,264
CONMED Corp.*^	27,300	764,127
Cooper Cos., Inc.^	86,800	4,550,056
Datascope Corp.^	16,713	565,067

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Edwards Lifesciences Corp.*^	164,000	$8,086,840
Hillenbrand Industries, Inc.^	102,600	5,645,052
Hospira, Inc.*	105,590	4,376,705
Integra LifeSciences Holdings Corp.*^	490	23,804
Kewaunee Scientific Corp.^	3,400	59,840
National Dentex Corp.*	5,440	86,333
Orthofix International N.V.*^	14,971	733,130
Osteotech, Inc.*	4,039	30,373
Span-America Medical Systems, Inc.^	2,700	50,760
Theragenics Corp.*	21,812	97,936
Zoll Medical Corp.*	7,341	190,279

		30,773,883

Health Care Providers & Services (0.8%)
Almost Family, Inc.*^	3,040	54,994
Amedisys, Inc.*^	3,900	149,838
American Shared Hospital Services	4,050	15,917
AMERIGROUP Corp.*	6,163	212,500
Apria Healthcare Group, Inc.*^	50,100	1,303,101
Gentiva Health Services, Inc.*^.	22,650	435,107
Hanger Orthopedic Group, Inc.*^	28,280	320,412
HealthSouth Corp.*^	234,640	4,108,546
IntegraMed America, Inc.*^	374	4,619
Kindred Healthcare, Inc.*^	45,750	819,382
MedCath Corp.*	14,100	387,186
RehabCare Group, Inc.*^	25,810	453,998
Res-Care, Inc.*^	31,500	719,460

		8,985,060

Health Care Technology (0.5%)
HLTH Corp.*^	90,300	1,279,551
IMS Health, Inc	158,700	4,862,568

		6,142,119

Life Sciences Tools & Services (1.7%)
Albany Molecular Research, Inc.*	9,100	137,410
Bio-Rad Laboratories, Inc., Class A*^	1,100	99,550
Bruker BioSciences Corp.*^	8,740	76,912
Cambrex Corp.^	46,800	509,652
Harvard Bioscience, Inc.*	520	2,340
Invitrogen Corp.*	30,638	2,504,044
Medtox Scientific, Inc.*	8,519	174,213
PAREXEL International Corp.*^	12,206	503,742
PerkinElmer, Inc	15,640	456,844
Thermo Fisher Scientific, Inc.*	169,100	9,760,452
Varian, Inc.*^	87,360	5,556,970

		19,782,129

Pharmaceuticals (2.0%)
Barr Pharmaceuticals, Inc.*	157,800	8,980,398
Endo Pharmaceuticals Holdings, Inc.*	193,700	6,006,637
Impax Laboratories, Inc.*^	442,600	5,173,994
King Pharmaceuticals, Inc.*	127,610	1,495,589
Perrigo Co.^	57,572	1,229,162
Replidyne, Inc.*	37,000	239,020
ViroPharma, Inc.*^	13,700	121,930

		23,246,730

Total Health Care		93,747,059

Industrials (18.6%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc.*^	115,500	12,624,150
Ducommun, Inc.*	2,600	83,980
Edac Technologies Corp.*	6,100	47,275
Esterline Technologies Corp.*^	20	1,141
Goodrich Corp	91,700	6,256,691
Herley Industries, Inc.*	18,210	272,421
Hexcel Corp.*^	203,800	4,628,298
Orbital Sciences Corp.*^	3,930	87,403
Sypris Solutions, Inc	1,956	16,822
Teledyne Technologies, Inc.*	13,700	731,443
Triumph Group, Inc.^	20,990	1,715,093

		26,464,717

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*^	42,110	1,264,563
Park-Ohio Holdings Corp.*^	13,522	350,896

		1,615,459

Airlines (1.0%)
ExpressJet Holdings, Inc.*^	82,000	253,380
Northwest Airlines Corp.*	250,300	4,455,340
Pinnacle Airlines Corp.*^	26,800	429,336
Republic Airways Holdings, Inc.*^	56,512	1,196,359
SkyWest, Inc.^	43,640	1,098,419
U.S. Airways Group, Inc.*	790	20,737
UAL Corp.*^	84,200	3,917,826

		11,371,397

Building Products (0.5%)
American Standard Cos., Inc	92,300	3,287,726
Ameron International Corp.^	13,800	1,459,626
Armstrong World Industries, Inc.*	31,880	1,294,009

		6,041,361

Commercial Services & Supplies (2.1%)
A.T. Cross Co., Class A*^	4,950	54,697
Allied Waste Industries, Inc.*	70,184	894,846
Amrep Corp.^	1,900	50,920
Avalon Holdings Corp., Class A*	1,660	11,703
Bowne & Co., Inc.^	42,300	704,718
CDI Corp.^	17,020	474,518
Champion Industries, Inc	13,540	81,375
Comfort Systems USA, Inc.^	39,270	557,634
Consolidated Graphics, Inc.*^	4,200	263,718
Copart, Inc.*	141,700	4,873,063
Deluxe Corp	79,140	2,915,518
Dun & Bradstreet Corp	18,300	1,804,563
Ecology And Environment, Inc., Class A	5,428	63,508
Exponent, Inc.*^	10,000	250,900
GeoEye, Inc.*^	5,990	154,242
GP Strategies Corp.*^	8,950	99,345
Heidrick & Struggles International, Inc.*^	2,700	98,415
IKON Office Solutions, Inc	1,500	19,275
Interface, Inc., Class A^	72	1,300
Kelly Services, Inc., Class A^	27,275	540,318
Layne Christensen Co.*^	9	499
Nashua Corp.*	6,700	74,370
National Technical Systems, Inc.*	190	1,271
North American Galvanizing & Coatings, Inc.*^	8,916	67,762
R.R. Donnelley & Sons Co.	109,100	3,988,696
RCM Technologies, Inc.*	3,142	20,580
Spherion Corp.*^	27,673	228,579
Steelcase, Inc., Class A^	43,800	787,524
TeleTech Holdings, Inc.*	6,959	166,390
United Stationers, Inc.*^	70,700	3,925,264
Viad Corp.^	24,110	867,960
Virco Manufacturing Corp.*	650	5,038
Waste Industries USA, Inc.^	13,150	376,353
Westaff, Inc.*^	6,210	25,771

		24,450,633

Construction & Engineering (1.5%)
Granite Construction, Inc.^	55,400	2,937,308
Michael Baker Corp.*^	10,100	495,001

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Pipe Co.*^	80	$3,026
Perini Corp.*^	22,685	1,268,772
Shaw Group, Inc.*	66,100	3,840,410
URS Corp.*^	154,600	8,727,170

		17,271,687

Electrical Equipment (0.7%)
Acuity Brands, Inc	930	46,946
AZZ, Inc.*^	200	6,992
Chase Corp	2,200	40,920
Espey Manufacturing & Electronics Corp	320	6,864
Genlyte Group, Inc.*^	2,559	164,441
II-VI, Inc.*^	370	12,776
Preformed Line Products Co.^	4,112	213,906
Regal-Beloit Corp.^	55,900	2,677,051
SL Industries, Inc.*	7,300	166,367
Superior Essex, Inc.*^	1,860	69,341
Universal Security Instruments, Inc.*	753	13,178
Woodward Governor Co.^	69,012	4,306,349

		7,725,131

Industrial Conglomerates (1.8%)
Carlisle Cos., Inc	105,700	5,137,020
McDermott International, Inc.*.	136,700	7,392,736
Standex International Corp.^	25,200	521,136
Teleflex, Inc	87,079	6,785,196
Tredegar Corp.^	350	6,037
Walter Industries, Inc.^	30,200	812,380

		20,654,505

Machinery (6.5%)
AGCO Corp.*	174,100	8,839,057
Astec Industries, Inc.*^	400	22,980
Baldwin Technology Co., Inc., Class A*	20,070	100,551
Barnes Group, Inc.^	10,300	328,776
CIRCOR International, Inc.^	970	44,048
Dover Corp	123,895	6,312,450
Eastern Co.^	6,320	141,884
EnPro Industries, Inc.*^	20,600	836,360
FreightCar America, Inc.^	19,500	744,900
Gehl Co.*^	17,900	399,707
Hardinge, Inc.^	5,045	175,717
Harsco Corp	78,900	4,676,403
Hurco Cos., Inc.*^	1,753	94,767
Joy Global, Inc	163,300	8,305,438
K-Tron International, Inc.*	2,100	199,500
Kadant, Inc.*^	1,510	42,280
Kennametal, Inc	104,174	8,748,533
L.S. Starrett Co., Class A	920	17,802
Lydall, Inc.*^	17,890	166,019
Manitowoc Co., Inc	11,404	504,969
Mfri, Inc.*^	880	15,699
Mueller Industries, Inc.^	56,920	2,057,089
NACCO Industries, Inc., Class A	9,670	1,000,652
Pentair, Inc.^	241,800	8,022,924
Robbins & Myers, Inc.^	21,860	1,252,359
SPX Corp	150,740	13,952,494
Tennant Co.^	1,000	48,700
Toro Co.^	103,600	6,094,788
Trinity Industries, Inc.^	58,640	2,201,346
Twin Disc, Inc.^	6,780	394,596
Watts Water Technologies, Inc., Class A^	300	9,210
Xerium Technologies, Inc.^	14,500	78,300

		75,830,298

Marine (0.4%)
American Commercial Lines, Inc.*^	193,400	4,589,382
B&H Ocean Carriers Ltd.*	1,100	18,623
International Shipholding Corp.*	8,340	173,222

		4,781,227

Road & Rail (0.9%)
Avis Budget Group, Inc.*	173,600	3,973,704
Dollar Thrifty Automotive Group, Inc.*^	37,840	1,312,670
Ryder System, Inc	87,800	4,302,200
Saia, Inc.*^	10,296	170,193
Werner Enterprises, Inc.^	29,268	501,946

		10,260,713

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.^	82,245	2,535,613
Industrial Distribution Group, Inc.*^	11,700	110,448
Kaman Corp.^	2,859	98,807
Rush Enterprises, Inc., Class A*^	43,600	1,105,260
Rush Enterprises, Inc., Class B*^	7,900	188,494
UAP Holding Corp.^	152,500	4,782,400
Willis Lease Finance Corp.*	9,270	137,567

		8,958,589

Total Industrials		215,425,717

Information Technology (17.2%)
Communications Equipment (1.2%)
ADC Telecommunications, Inc.*	365,900	7,175,299
Avici Systems, Inc.^	19,000	202,540
Black Box Corp.^	1,871	80,004
Channell Commercial Corp.*	300	1,164
CommScope, Inc.*	2,800	140,672
Communications Systems, Inc.^ .	13,200	138,600
Digi International, Inc.*^	13,659	194,504
EMS Technologies, Inc.*^	15,750	386,347
Globecomm Systems, Inc.*^	1,560	20,686
JDS Uniphase Corp.*^	318,400	4,763,264
Network Equipment Technologies, Inc.*^	33,990	492,855
Oplink Communications, Inc.*^ .	30,230	412,942
Tekelec*^	1,580	19,118
Tollgrade Communications, Inc.*	15,100	152,812

		14,180,807

Computers & Peripherals (1.7%)
Astro-Med, Inc	2,650	26,871
Diebold, Inc.^	165,167	7,501,885
Emulex Corp.*^	57,280	1,098,058
Key Tronic Corp.*	13,300	61,579
NCR Corp.*	52,800	2,629,440
Printronix, Inc.^	1,520	20,596
Sun Microsystems, Inc.*	1,583,000	8,880,630

		20,219,059

Electronic Equipment & Instruments (4.1%)
ADDvantage Technologies
Group, Inc.*	9,000	73,080
Agilysys, Inc	8,864	149,802
Allied Motion Technologies, Inc.*^	5,050	25,351
Arrow Electronics, Inc.*	303,191	12,891,681
Avnet, Inc.*	113,190	4,511,753
AVX Corp	69,000	1,110,900
Coherent, Inc.*	1,486	47,671
CPI International, Inc.*^	9,500	180,595
CTS Corp.^	45,000	580,500
En Pointe Technologies, Inc.*	160	464
FARO Technologies, Inc.*	9,485	418,763

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Flextronics International Ltd.*	517,200	$5,782,296
Gerber Scientific, Inc.*^	200	2,170
Insight Enterprises, Inc.*^	18,678	482,079
KEMET Corp.*^	137,900	1,013,565
Kingboard Laminates Holdings Ltd	1,998,000	1,781,117
Mesa Laboratories, Inc.^	600	12,450
O.I. Corp	4,500	56,250
Sigmatron International, Inc.*	4,700	56,400
SMART Modular Technologies (WWH), Inc.*^	40,458	289,275
Spectrum Control, Inc.*^	17,470	253,140
Technitrol, Inc	7,240	195,118
Tektronix, Inc	262,768	7,289,184
TESSCO Technologies, Inc.*^	6,225	97,670
TTM Technologies, Inc.*^	2,864	33,137
Vicon Industries, Inc.*	4,440	51,859
Vishay Intertechnology, Inc.*	735,150	9,579,005
Zones, Inc.*^	16,340	168,956
Zygo Corp.*^	11,342	147,786

		47,282,017

Internet Software & Services (0.1%)
United Online, Inc	44,811	672,613

IT Services (1.1%)
BearingPoint, Inc.*^	503,700	2,039,985
CACI International, Inc., Class A*^	140,500	7,178,145
CIBER, Inc.*^	25,140	196,343
Computer Task Group, Inc.*^	10,991	47,811
CSP, Inc.*	30	232
Edgewater Technology, Inc.*	8,800	76,648
MPS Group, Inc.*	186,680	2,081,482
Perot Systems Corp., Class A*	87,734	1,483,582
TechTeam Global, Inc.*^	9,194	108,489

		13,212,717

Office Electronics (0.4%)
Zebra Technologies Corp., Class A*	123,270	4,498,122

Semiconductors & Semiconductor Equipment (7.4%)
AMIS Holdings, Inc.*^	5,640	54,764
Amkor Technology, Inc.*^	125,908	1,450,460
Analog Devices, Inc	246,600	8,917,056
ASML Holding N.V. (N.Y. Shares)*^	191,700	6,299,262
Axcelis Technologies, Inc.*^	11,186	57,160
Cirrus Logic, Inc.*	61,313	392,403
Fairchild Semiconductor International, Inc.*	291,100	5,437,748
FEI Co.*^	28,200	886,326
International Rectifier Corp.*	135,185	4,459,753
IXYS Corp.*	18,290	190,765
KLA-Tencor Corp	106,400	5,934,992
LSI Corp.*^	953,600	7,075,712
Mattson Technology, Inc.*	12,700	109,855
Maxim Integrated Products, Inc.	216,700	6,360,145
Micron Technology, Inc.*	608,800	6,757,680
MKS Instruments, Inc.*^	71,090	1,352,132
Novellus Systems, Inc.*	11,747	320,223
ON Semiconductor Corp.*^	7,653	96,122
Pericom Semiconductor Corp.*^	27,166	318,386
Skyworks Solutions, Inc.*^	209,400	1,892,976
Standard Microsystems Corp.*^	21,971	844,126
Teradyne, Inc.*	449,800	6,207,240
TriQuint Semiconductor, Inc.*	1,768	8,681
Varian Semiconductor Equipment Associates, Inc.*	252,371	13,506,896
Verigy Ltd.*	217,415	5,372,325
White Electronic Designs Corp.*	2,249	11,740
Zoran Corp.*	37,700	761,540

		85,076,468

Software (1.2%)
American Software, Inc., Class A^	9,630	88,596
BMC Software, Inc.*	147,640	4,610,797
Captaris, Inc.*^	7,050	37,295
JDA Software Group, Inc.*	29,479	609,036
Lawson Software, Inc.*^	16,300	163,163
McAfee, Inc.*	128,700	4,487,769
Mentor Graphics Corp.*	350	5,285
NetScout Systems, Inc.*	670	7,303
SPSS, Inc.*^	15,647	643,718
SumTotal Systems, Inc.*^	100	586
Sybase, Inc.*	106,525	2,463,923
Synopsys, Inc.*	12,343	334,248
Taleo Corp., Class A*	2,850	72,419

		13,524,138

Total Information Technology		198,665,941

Materials (7.1%)
Chemicals (5.4%)
American Pacific Corp.*^	10,300	160,886
Arch Chemicals, Inc.^	23,735	1,112,697
Celanese Corp., Class A	184,270	7,182,845
CF Industries Holdings, Inc	82,999	6,300,454
Chemtura Corp	449,900	3,999,611
Cytec Industries, Inc	208,130	14,234,011
FMC Corp	226,200	11,766,924
Innospec, Inc	35,842	816,481
International Flavors & Fragrances, Inc.^	142,900	7,553,694
LSB Industries, Inc.*^	14,590	345,053
Material Sciences Corp.*^	100	1,062
OM Group, Inc.*^	21,090	1,113,763
Penford Corp.^	11,114	418,998
Rockwood Holdings, Inc.*	49,361	1,768,605
Scotts Miracle-Gro Co., Class A	9,379	400,952
Sensient Technologies Corp	57,220	1,651,941
Stepan Co.^	8,579	265,177
Terra Industries, Inc.*^	102,500	3,204,150
Valhi, Inc.^	450	10,687

		62,307,991

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*^	670	23,966

Containers & Packaging (0.8%)
AEP Industries, Inc.*^	8,600	364,124
Greif, Inc., Class A	6,500	394,420
Owens-Illinois, Inc.*	157,500	6,528,375
Rock-Tenn Co., Class A	60,400	1,745,560

		9,032,479

Metals & Mining (0.9%)
Cleveland-Cliffs, Inc.^	58,540	5,149,764
Commercial Metals Co	41,502	1,313,538
Friedman Industries, Inc	4,340	38,409
Metal Management, Inc	13,000	704,600
Olympic Steel, Inc	11,690	317,501
Reliance Steel & Aluminum Co	10,500	593,670
Rock of Ages Corp.*	4,370	26,613
Schnitzer Steel Industries, Inc., Class A^	15,756	1,154,757
Steel Dynamics, Inc	21,470	1,002,649
Synalloy Corp	2,124	44,816

		10,346,317

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.0%)
Buckeye Technologies, Inc.*^	53,800	$814,532

Total Materials		82,525,285

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.2%)
Atlantic Tele-Network, Inc.^	4,250	154,487
CenturyTel, Inc	113,180	5,231,180
D&E Communications, Inc.^	19,700	280,134
Embarq Corp	76,700	4,264,520
Gilat Satellite Networks Ltd.*	40,330	411,366
Golden Telecom, Inc.^	23,581	1,898,035
HickoryTech Corp	1,046	10,136
Hungarian Telephone & Cable Corp.*^	681	13,388
Premiere Global Services, Inc.*^	86,560	1,094,984
SureWest Communications^	23,528	588,435

		13,946,665

Wireless Telecommunication Services (0.1%)
USA Mobility, Inc.*^	40,293	679,743

Total Telecommunication Services		14,626,408

Utilities (4.3%)
Electric Utilities (2.1%)
Central Vermont Public Service Corp.^	830	30,328
El Paso Electric Co.*^	1,360	31,457
Empire District Electric Co.^	2,910	65,737
Maine & Maritimes Corp.*	650	18,408
Northeast Utilities	335,305	9,579,664
Pepco Holdings, Inc	181,100	4,904,188
Portland General Electric Co	38,127	1,059,931
PPL Corp	12,400	574,120
Sierra Pacific Resources	218,300	3,433,859
Unisource Energy Corp	50,150	1,498,983
Unitil Corp	100	2,950
Westar Energy, Inc	114,300	2,807,208

		24,006,833

Gas Utilities (0.5%)
AGL Resources, Inc	31,000	1,228,220
Delta Natural Gas Co., Inc	100	2,461
UGI Corp	177,400	4,608,852

		5,839,533

Multi-Utilities (1.7%)
Alliant Energy Corp.^	123,960	4,750,147
Black Hills Corp.^	10,100	414,302
CH Energy Group, Inc.^	13,870	662,986
Florida Public Utilities Co	100	1,180
MDU Resources Group, Inc	147,150	4,096,656
Puget Energy, Inc.^	155,613	3,807,850
Wisconsin Energy Corp	137,200	6,178,116

		19,911,237

Water Utilities (0.0%)
American States Water Co.^	2,430	94,770
Artesian Resources Corp., Class A	667	12,673

		107,443

Total Utilities		49,865,046

Total Common Stocks (97.6%) (Cost $980,990,732)		1,128,816,044

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateralfor Securities Loaned (28.4%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	$5,420,256	5,420,256
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	3,534,949	3,534,949
Banesto S.A./Madrid
5.33%, 12/27/07	8,837,373	8,837,373
Barclays plc/Seoul
5.22%, 10/29/07	5,891,582	5,891,582
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	2,592,296	2,592,296
Beta Finance, Inc.
4.87%, 1/31/08 (l)	471,327	471,327
4.87%, 3/10/08 (l)	1,178,204	1,178,204
BNP Paribas S.A.
5.20%, 10/1/07	12,643,336	12,643,336
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	5,655,919	5,655,919
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	3,534,949	3,534,949
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	2,759,381	2,759,381
Comerica Bank
5.78%, 3/16/09 (l)	1,178,210	1,178,210
Commerzbank AG/Frankfurt
5.20%, 10/1/07	860,171	860,171
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	1,629,204	1,629,204
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	3,063,623	3,063,623
Den Danske Bank/London
5.50%, 10/1/07	14,728,956	14,728,956
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	7,069,899	7,069,899
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	1,178,317	1,178,317
Dexia Bank
5.13%, 10/1/07	5,891,582	5,891,582
Fenway Funding LLC
5.37%, 10/2/07	6,626,423	6,626,423
Fifth Third Bancorp
5.14%, 8/22/08 (l)	353,492	353,492
First Tennessee Bank
5.77%, 8/15/08 (l)	10,604,127	10,604,127
General Electric Capital Corp.
4.90%, 3/12/10 (l)	471,327	471,327
Glitnir banki hf
5.62%, 08/15/08 (l)	5,891,582	5,891,582
Goldman Sachs Group, Inc.
5.73%, 12/03/07 (l)	1,296,148	1,296,148
5.37%, 8/18/08 (l)	2,356,633	2,356,633
4.91%, 3/27/09 (l)	3,299,286	3,299,286
Hartford Life, Inc.
5.80%, 9/26/08 (l)	942,653	942,653
ING Bank N.V./United States
5.85%, 12/28/07 (l)	8,837,373	8,837,373
IXIS Corporate & Investment Bank
5.28%, 10/1/07	11,783,164	11,783,164
K2 (USA) LLC
4.87%, 5/29/09 (l)	4,711,001	4,711,001
4.87%, 6/18/09 (l)	5,888,493	5,888,493
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	7,069,677	7,069,677
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	412,411	412,411
5.60%, 8/21/09 (l)	2,945,752	2,945,752
Links Finance LLC
4.87%, 6/25/09 (l)	1,766,702	1,766,702
Mane Funding Corp.
5.25%, 10/1/07	11,778,009	11,778,009

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Market Street Funding Corp.
5.30%, 10/1/07	$11,777,960	$11,777,960
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	2,945,791	2,945,791
Monumental Global Funding II
4.86%, 4/25/08 (l)	1,413,980	1,413,980
4.93%, 5/26/10 (l)	5,538,087	5,538,087
Morgan Stanley
5.40%, 5/7/09 (l)	5,891,582	5,891,582
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	58,149,987	58,149,987
5.35%, 10/1/07 (r)	8,248,215	8,248,215
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	3,534,949	3,534,949
New York Life Insurance Co.
5.42%, 12/28/07 (l)	4,006,276	4,006,276
Pricoa Global Funding I
4.90%, 6/25/10 (l)	3,533,977	3,533,977
Rheingold Securitization Ltd.
5.35%, 10/25/07	8,719,424	8,719,424
5.35%, 1/7/08	2,874,032	2,874,032
Royal Bank of Scotland plc/London
5.30%, 10/1/07	11,783,164	11,783,164
Simba Funding Corp.
5.25%, 10/1/07	11,778,009	11,778,009
Three Pillars Funding Corp.
5.25%, 10/1/07	11,778,009	11,778,009
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	1,178,316	1,178,316

Total Short-Term Investments of Cash Collateral for Securities Loaned		328,305,545

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	28,561,616	28,561,616

Total Short-Term Investments (30.8%)
(Amortized Cost $356,867,161)		356,867,161

Total Investments (128.4%)
(Cost/Amortized Cost $1,337,857,893 )		1,485,683,205
Other Assets Less Liabilities (-28.4%)		(328,607,862)

Net Assets (100%)		$1,157,075,343

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,801,587 or 0.16% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $2,342,475 or 0.20% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$555,215,944
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$466,795,866
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$194,122,215
Aggregate gross unrealized depreciation	(52,156,194)

Net unrealized appreciation	$141,966,021

Federal income tax cost of investments	$1,343,717,184

At September 30, 2007, the Portfolio had loaned securities with a total value of $321,530,864. This was secured by collateral of $328,305,545 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,987 as brokerage commissions with Cowen and Co. LLC, $627 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $3,594 as brokerage commissions with Williams Capital Group, affiliated broker/dealers.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.1%)
Auto Components (1.8%)
Exide Technologies, Inc.*	199,329	$1,295,639
Fuel Systems Solutions, Inc.*	76,840	1,372,362
Sauer-Danfoss, Inc	46,810	1,248,891
Spartan Motors, Inc	215,664	3,629,625

		7,546,517

Automobiles (0.1%)
Brilliance China Automotive Holdings Ltd. (ADR)*	18,400	501,400

Distributors (0.1%)
DXP Enterprises, Inc.*	12,100	429,671

Diversified Consumer Services (1.3%)
Capella Education Co.*^	27,384	1,531,039
Corinthian Colleges, Inc.*^	62,100	988,011
CPI Corp	31,692	1,220,776
Strayer Education, Inc.^	9,480	1,598,612

		5,338,438

Hotels, Restaurants & Leisure (2.7%)
BJ’s Restaurants, Inc.*^	64,415	1,355,936
Gaylord Entertainment Co.*^	19,383	1,031,563
Great Wolf Resorts, Inc.*^	159,380	1,969,937
Pinnacle Entertainment, Inc.*^	54,400	1,481,312
Red Lion Hotels Corp.*^	65,690	676,607
Red Robin Gourmet Burgers, Inc.*^	33,320	1,429,428
Town Sports International Holdings, Inc.*^	86,364	1,313,596
Vail Resorts, Inc.*^	21,455	1,336,432
WMS Industries, Inc.*^	29,130	964,203

		11,559,014

Household Durables (0.8%)
Universal Electronics, Inc.*	108,780	3,535,350

Internet & Catalog Retail (3.7%)
1-800-FLOWERS.COM, Inc., Class A*	84,500	979,355
GSI Commerce, Inc.*^	142,613	3,793,506
Priceline.com, Inc.*^	42,134	3,739,392
Shutterfly, Inc.*^	100,883	3,219,177
Systemax, Inc	162,802	3,327,673
U.S. Auto Parts Network, Inc.*^	51,600	449,436

		15,508,539

Leisure Equipment & Products (0.1%)
Pool Corp.^	22,155	553,432

Media (2.0%)
Cinemark Holdings, Inc.^	61,000	1,132,160
Dolan Media Co.*	28,400	690,120
Entravision Communications Corp., Class A*	139,740	1,288,403
Lodgenet Entertainment Corp.*^ .	169,456	4,297,404
Mediacom Communications Corp., Class A*	83,000	585,150
Nexstar Broadcasting Group, Inc., Class A*	59,300	622,057

		8,615,294

Specialty Retail (1.7%)
Blockbuster, Inc., Class A*	78,500	421,545
Books-A-Million, Inc	66,094	874,424
Brown Shoe Co., Inc	44,718	867,529
Casual Male Retail Group, Inc.*	99,562	892,076
DSW, Inc., Class A*	12,700	319,659
Gander Mountain Co.*	75,800	410,078
Genesco, Inc.*	22,350	1,031,005
hhgregg, Inc.*^	67,700	710,850
Jo-Ann Stores, Inc.*	20,200	426,220
Jos. A. Bank Clothiers, Inc.*	19,500	651,690
Pep Boys—Manny, Moe & Jack	39,700	556,991

		7,162,067

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.*^	51,950	1,036,402
Fossil, Inc.*	19,900	743,464
Maidenform Brands, Inc.*	23,600	374,768
Skechers U.S.A., Inc., Class A*	62,936	1,390,886
Volcom, Inc.*^	77,905	3,312,521
Warnaco Group, Inc.*	20,700	808,749

		7,666,790

Total Consumer Discretionary		68,416,512

Consumer Staples (2.1%)
Beverages (0.1%)
National Beverage Corp	38,780	328,854

Food & Staples Retailing (0.8%)
Ingles Markets, Inc., Class A	60,071	1,721,635
Pricesmart, Inc	32,300	762,280
Spartan Stores, Inc	45,800	1,031,874

		3,515,789

Food Products (0.7%)
Cal-Maine Foods, Inc	90,400	2,281,696
Ralcorp Holdings, Inc.*	8,600	480,052

		2,761,748

Personal Products (0.4%)
Chattem, Inc.*^	14,400	1,015,488
Physicians Formula Holdings, Inc.*^	64,700	758,931

		1,774,419

Tobacco (0.1%)
Alliance One International, Inc.*	81,600	533,664

Total Consumer Staples		8,914,474

Energy (5.5%)
Energy Equipment & Services (3.0%)
Core Laboratories N.V.*^	15,610	1,988,558
Lufkin Industries, Inc	22,015	1,211,265
Matrix Service Co.*	146,159	3,062,031
OYO Geospace Corp.*^	57,525	5,333,143
TETRA Technologies, Inc.*	2,985	63,103
Willbros Group, Inc.*	27,100	921,400

		12,579,500

Oil, Gas & Consumable Fuels (2.5%)
Alon USA Energy, Inc	14,300	483,054
Calumet Specialty Products
Partners LP	11,200	550,592
Concho Resources, Inc.*	38,900	576,109
Copano Energy LLC	59,212	2,174,857
Delek U.S. Holdings, Inc	29,600	742,368
Markwest Hydrocarbon, Inc	43,817	2,547,082
PetroHawk Energy Corp.*^	96,035	1,576,895
Ultrapar Particpacoes S.A. (ADR)	20,400	790,092
USEC, Inc.*	37,200	381,300
VENOCO, Inc.*^	56,030	960,914

		10,783,263

Total Energy		23,362,763

Financials (5.4%)
Capital Markets (2.1%)
Cowen Group, Inc.*^	20,610	284,830
Evercore Partners, Inc., Class A^	40,900	1,075,261
FCStone Group, Inc.*^	83,430	2,692,286
Greenhill & Co., Inc.^	10,250	625,763
HFF, Inc., Class A*^	116,770	1,386,060
Investment Technology Group, Inc.*^	29,590	1,271,778

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Oppenheimer Holdings, Inc., Class A	14,800	$615,236
SWS Group, Inc	62,478	1,105,236

		9,056,450

Commercial Banks (0.3%)
Boston Private Financial Holdings, Inc.^	20,370	567,101
Western Alliance Bancorp*^	23,383	551,137

		1,118,238

Consumer Finance (1.2%)
Cash America International, Inc	105,365	3,961,724
Dollar Financial Corp.*^	42,500	1,212,525

		5,174,249

Diversified Financial Services (0.3%)
Duff & Phelps Corp., Class A*	15,450	283,508
Portfolio Recovery Associates, Inc.^	14,500	769,515

		1,053,023

Insurance (1.5%)
American Safety Insurance Holdings Ltd.*	28,575	566,356
Amerisafe, Inc.*	27,800	459,812
First Mercury Financial Corp.*^	109,125	2,347,279
Navigators Group, Inc.*^	25,744	1,396,612
ProCentury Corp	23,600	345,268
Tower Group, Inc	49,250	1,289,365

		6,404,692

Total Financials		22,806,652

Health Care (14.4%)
Biotechnology (0.9%)
Applera Corp.- Celera Group*	90,200	1,268,212
Cubist Pharmaceuticals, Inc.*^	32,675	690,423
Myriad Genetics, Inc.*^	20,655	1,077,158
Senomyx, Inc.*^	78,600	962,850

		3,998,643

Health Care Equipment & Supplies (5.5%)
American Medical Systems Holdings, Inc.*^	124,490	2,110,105
Arrow International, Inc	65,230	2,967,313
Cutera, Inc.*^	69,385	1,818,581
ev3, Inc.*^	45,700	750,394
Inverness Medical Innovations, Inc.*^	43,550	2,409,186
Northstar Neuroscience, Inc.*^	79,260	884,542
Orthofix International N.V.*	18,594	910,548
Respironics, Inc.*	35,085	1,685,133
SenoRx, Inc.*	79,568	678,715
Sirona Dental Systems, Inc.*	32,900	1,173,543
SonoSite, Inc.*^	44,700	1,364,244
Spectranetics Corp.*^	74,023	997,830
Stereotaxis, Inc.*^	70,248	968,720
SurModics, Inc.*^	30,345	1,487,208
Symmetry Medical, Inc.*^	81,740	1,365,058
Thoratec Corp.*^	92,630	1,916,515

		23,487,635

Health Care Providers & Services (3.8%)
American Dental Partners, Inc.*	58,300	1,632,983
Animal Health International, Inc.*	73,195	814,660
Apria Healthcare Group, Inc.*	16,600	431,766
Centene Corp.*	43,870	943,644
Emergency Medical Services Corp., Class A*	40,100	1,213,025
inVentiv Health, Inc.*^	104,076	4,560,610
Matria Healthcare, Inc.*^	32,410	847,846
MedCath Corp.*	24,900	683,754
MWI Veterinary Supply, Inc.*	18,075	682,331
PSS World Medical, Inc.*^	89,889	1,719,577
Psychiatric Solutions, Inc.*^	48,800	1,916,864
Sun Healthcare Group, Inc.*	54,500	910,695

		16,357,755

Health Care Technology (1.5%)
Eclipsys Corp.*	156,280	3,644,449
TriZetto Group, Inc.*^	115,310	2,019,078
Vital Images, Inc.*^	30,340	592,237

		6,255,764

Life Sciences Tools & Services (1.3%)
Bruker BioSciences Corp.*	101,200	890,560
Exelixis, Inc.*	101,383	1,073,646
ICON plc (ADR)*	34,090	1,739,612
Varian, Inc.*	25,585	1,627,462

		5,331,280

Pharmaceuticals (1.4%)
MGI Pharma, Inc.*^	89,200	2,477,976
Sciele Pharma, Inc.*^	129,494	3,369,434

		5,847,410

Total Health Care		61,278,487

Industrials (24.9%)
Aerospace & Defense (0.9%)
DRS Technologies, Inc.^	20,500	1,129,960
DynCorp International, Inc., Class A*	37,200	859,692
Elbit Systems Ltd	19,100	903,430
Esterline Technologies Corp.*	20,600	1,175,230

		4,068,312

Airlines (0.5%)
China Southern Airlines Co. Ltd. (ADR)*	22,600	1,740,426
Republic Airways Holdings, Inc.* .	24,700	522,899

		2,263,325

Building Products (1.3%)
Ameron International Corp.^	45,498	4,812,323
Apogee Enterprises, Inc	28,500	739,290

		5,551,613

Commercial Services & Supplies (9.7%)
ABM Industries, Inc	19,900	397,602
Advisory Board Co.*^	44,019	2,573,791
Cenveo, Inc.*	22,500	486,675
Corrections Corp. of America*	45,050	1,178,958
First Consulting Group, Inc.*	118,034	1,215,750
FTI Consulting, Inc.*^	92,270	4,642,104
GEO Group, Inc.*^	139,251	4,123,222
Hudson Highland Group, Inc.*	37,900	482,467
Huron Consulting Group, Inc.*^ . .	26,537	1,927,117
IHS, Inc., Class A*^	30,870	1,743,846
Innerworkings, Inc.*^	108,335	1,866,612
Interface, Inc., Class A^	86,400	1,559,520
M&F Worldwide Corp.*	12,500	627,375
On Assignment, Inc.*^	302,221	2,822,744
Resources Connection, Inc.^	165,884	3,840,215
RSC Holdings, Inc.*^	62,000	1,016,800
School Specialty, Inc.*	39,995	1,385,027
Team, Inc.*	36,800	1,007,584
TeleTech Holdings, Inc.*	125,138	2,992,049
Waste Connections, Inc.*	82,705	2,626,711
Waste Industries USA, Inc	46,676	1,335,867
Watson Wyatt Worldwide, Inc., Class A	30,040	1,349,998

		41,202,034

Construction & Engineering (2.0%)
EMCOR Group, Inc.*	45,388	1,423,368
Integrated Electrical Services, Inc.*	24,000	614,640
Michael Baker Corp.*	21,700	1,063,517
Northwest Pipe Co.*^	17,060	645,209

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Perini Corp.*	12,800	$715,904
Quanta Services, Inc.*	151,229	4,000,007

		8,462,645

Electrical Equipment (2.6%)
AZZ, Inc.*	91,700	3,205,832
Belden, Inc	34,474	1,617,175
Evergreen Solar, Inc.*^	81,850	730,921
General Cable Corp.*^	32,665	2,192,475
GrafTech International Ltd.*	57,000	1,016,880
Polypore International, Inc.*	74,950	1,053,797
Regal-Beloit Corp.^	23,800	1,139,782

		10,956,862

Industrial Conglomerates (0.8%)
Sequa Corp., Class A*	12,604	2,089,491
Tredegar Corp	70,298	1,212,641

		3,302,132

Machinery (5.6%)
Actuant Corp., Class A^	72,239	4,693,368
Bucyrus International, Inc., Class A^	34,420	2,510,251
Gardner Denver, Inc.*	92,257	3,598,023
Hardinge, Inc	23,300	811,539
Kaydon Corp.^	63,975	3,326,060
Lydall, Inc.*	36,100	335,008
RBC Bearings, Inc.*	15,270	585,604
Robbins & Myers, Inc	14,300	819,247
Titan International, Inc.^	120,060	3,832,315
Twin Disc, Inc	10,800	628,560
Valmont Industries, Inc	34,546	2,931,228

		24,071,203

Marine (0.5%)
Horizon Lines, Inc., Class A	69,852	2,132,582

Trading Companies & Distributors (1.0%)
Interline Brands, Inc.*^	101,930	2,343,371
Kaman Corp	25,800	891,648
WESCO International, Inc.*	22,200	953,268

		4,188,287

Total Industrials		106,198,995

Information Technology (21.0%)
Communications Equipment (1.9%)
EMS Technologies, Inc.*	54,555	1,338,234
Ixia*^	322,678	2,813,753
Loral Space & Communications, Inc.*	10,600	421,350
MRV Communications, Inc.*	394,944	979,461
Qiao Xing Universal Telephone, Inc.*	124,664	1,378,784
Sirenza Microdevices, Inc.*^	66,969	1,157,894

		8,089,476

Computers & Peripherals (0.8%)
Avid Technology, Inc.*^	34,810	942,655
Cray, Inc.*	40,600	292,320
Iomega Corp.*	175,100	917,524
STEC, Inc.*	149,634	1,141,707

		3,294,206

Electronic Equipment & Instruments (1.8%)
Agilysys, Inc	24,400	412,360
Coherent, Inc.*	95,235	3,055,139
Dolby Laboratories, Inc., Class A*	42,840	1,491,689
PC Connection, Inc.*	111,738	1,396,725
Universal Display Corp.*^	78,150	1,384,818

		7,740,731

Internet Software & Services (6.5%)
Bankrate, Inc.*^	56,728	2,616,295
CMGI, Inc.*	220,200	299,472
CNET Networks, Inc.*^	205,385	1,530,118
DealerTrack Holdings, Inc.*	86,130	3,607,125
Digital River, Inc.*^	22,600	1,011,350
Greenfield Online, Inc.*^	63,765	972,416
iBasis, Inc.*	50,000	537,500
Imergent, Inc	62,474	1,401,292
Internap Network Services Corp.*^	60,400	855,868
Internet Capital Group, Inc.*^	68,415	820,980
Knot, Inc.*^	54,307	1,154,567
Marchex, Inc., Class B^	173,565	1,650,603
MIVA, Inc.*	122,400	577,728
SkillSoft plc (ADR)*	402,770	3,620,902
Switch & Data Facilities Co., Inc.* .	47,685	776,789
ValueClick, Inc.*	27,800	624,388
VistaPrint Ltd.*^	147,543	5,513,682

		27,571,075

IT Services (3.0%)
Forrester Research, Inc.*^	58,700	1,383,559
Global Cash Access Holdings, Inc.*	414,090	4,385,213
Ness Technologies, Inc.*	84,912	927,239
SI International, Inc.*^	56,691	1,619,662
SYKES Enterprises, Inc.*	159,797	2,654,228
Wright Express Corp.*^	51,036	1,862,304

		12,832,205

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*^	44,160	666,816
Amkor Technology, Inc.*	132,220	1,523,174
ASM International N.V	94,189	2,691,922
Eagle Test Systems, Inc.*^	44,825	574,656
Microsemi Corp.*^	123,994	3,456,953
PMC-Sierra, Inc.*^	251,900	2,113,441
Power Integrations, Inc.*^	60,829	1,807,230
Silicon Laboratories, Inc.*^	24,412	1,019,445
Ultra Clean Holdings, Inc.*	127,639	1,876,293

		15,729,930

Software (3.3%)
ANSYS, Inc.*^	71,740	2,451,356
Epicor Software Corp.*^	84,900	1,169,073
FactSet Research Systems, Inc	17,420	1,194,141
Lawson Software, Inc.*^	234,500	2,347,345
Quality Systems, Inc	15,195	556,593
Secure Computing Corp.*^	231,813	2,255,540
Taleo Corp., Class A*	51,054	1,297,282
The9 Ltd. (ADR)*^	42,380	1,461,686
TIBCO Software, Inc.*	184,530	1,363,677

		14,096,693

Total Information Technology		89,354,316

Materials (8.2%)
Chemicals (4.3%)
Calgon Carbon Corp.*	69,800	974,408
H.B. Fuller Co	52,816	1,567,579
ICO, Inc.*	73,700	1,037,696
Innospec, Inc	17,700	403,206
Koppers Holdings, Inc	24,400	942,084
LSB Industries, Inc.*	74,400	1,759,560
OM Group, Inc.*	30,794	1,626,231
Quaker Chemical Corp.^	34,275	806,148
Sensient Technologies Corp	20,600	594,722
Terra Industries, Inc.*^	102,995	3,219,624
Valhi, Inc	50,400	1,197,000
W.R. Grace & Co.*	87,906	2,361,155
Zoltek Cos., Inc.*^	42,070	1,835,514

		18,324,927

Construction Materials (0.5%)
Texas Industries, Inc.^	25,465	1,999,003

Containers & Packaging (0.9%)
AEP Industries, Inc.*	26,026	1,101,941
Rock-Tenn Co., Class A	69,887	2,019,734

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Vitro S.A.B. de C.V. (ADR)	101,000	$757,500

		3,879,175

Metals & Mining (2.3%)
AK Steel Holding Corp.*	85,786	3,770,295
Brush Engineered Materials, Inc.*	49,702	2,579,037
Claymont Steel Holdings, Inc.*^	45,170	914,692
Metal Management, Inc	11,700	634,140
Synalloy Corp	23,400	493,740
Universal Stainless & Alloy Products, Inc.*	40,856	1,625,660

		10,017,564

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	51,400	778,196

Total Materials		34,998,865

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
Cbeyond, Inc.*^	28,359	1,156,764
Cogent Communications Group, Inc.*^	57,700	1,346,718
NeuStar, Inc., Class A*^	81,035	2,778,690
PAETEC Holding Corp.*	126,900	1,582,443

Total Telecommunication Services		6,864,615

Utilities (0.2%)
Electric Utilities (0.2%)
Central Vermont Public Service Corp	21,300	778,302

Total Utilities		778,302

Total Common Stocks (99.4%) (Cost $391,884,877)		422,973,981

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (32.6%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	$2,292,787	2,292,787
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	1,495,296	1,495,296
Banesto S.A./Madrid
5.33%, 12/27/07	3,738,239	3,738,239
Barclays plc/Seoul
5.22%, 10/29/07	2,492,160	2,492,160
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	1,096,550	1,096,550
Beta Finance, Inc.
4.87%, 1/31/08 (l)	199,373	199,373
4.87%, 3/10/08 (l)	498,384	498,384
BNP Paribas S.A.
5.20%, 10/1/07	5,348,174	5,348,174
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	2,392,474	2,392,474
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	1,495,296	1,495,296
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	1,167,228	1,167,228
Comerica Bank
5.78%, 3/16/09 (l)	498,387	498,387
Commerzbank AG/Frankfurt
5.20%, 10/1/07	363,855	363,855
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	689,159	689,159
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	1,295,923	1,295,923
Den Danske Bank/London
5.50%, 10/1/07	6,230,399	6,230,399
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	2,990,591	2,990,591
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	498,432	498,432
Dexia Bank
5.13%, 10/1/07	2,492,160	2,492,160
Fenway Funding LLC
5.37%, 10/2/07	2,803,000	2,803,000
Fifth Third Bancorp
5.14%, 8/22/08 (l)	149,528	149,528
First Tennessee Bank
5.77%, 8/15/08 (l)	4,485,582	4,485,582
General Electric Capital Corp.
4.90%, 3/12/10 (l)	199,373	199,373
Glitnir banki hf
5.62%, 8/15/08 (l)	2,492,160	2,492,160
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	1,395,610	1,395,610
5.37%, 8/18/08 (l)	996,864	996,864
5.73%, 12/3/07 (l)	548,275	548,275
Hartford Life, Inc.
5.80%, 9/26/08 (l)	398,746	398,746
ING Bank N.V./United States
5.85%, 12/28/07 (l)	3,738,239	3,738,239
IXIS Corporate & Investment Bank
5.28%, 10/1/07	4,984,319	4,984,319
K2 (USA) LLC
4.87%, 5/29/09 (l)	1,992,769	1,992,769
4.87%, 6/18/09 (l)	2,490,853	2,490,853
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	2,990,498	2,990,498
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	174,451	174,451
5.60%, 8/21/09 (l)	1,246,063	1,246,063
Links Finance LLC
4.87%, 6/25/09 (l)	747,321	747,321
Mane Funding Corp.
5.25%, 10/1/07	4,982,138	4,982,138
Market Street Funding Corp.
5.30%, 10/1/07	4,982,118	4,982,118
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	1,246,080	1,246,080
Monumental Global Funding II
4.86%, 4/25/08 (l)	598,118	598,118
4.93%, 5/26/10 (l)	2,342,630	2,342,630
Morgan Stanley
5.40%, 5/7/09 (l)	2,492,160	2,492,160
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	24,597,644	24,597,644
5.35%, 10/1/07 (r)	3,489,023	3,489,023
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	1,495,296	1,495,296
New York Life Insurance Co.
5.42%, 12/28/07 (l)	1,694,669	1,694,669
Pricoa Global Funding I
4.90%, 6/25/10 (l)	1,494,884	1,494,884
Rheingold Securitization Ltd.
5.35%, 10/25/07	3,688,346	3,688,346
5.35%, 1/7/08	1,215,725	1,215,725
Royal Bank of Scotland plc/London
5.30%, 10/1/07	4,984,319	4,984,319
Simba Funding Corp.
5.25%, 10/1/07	4,982,138	4,982,138
Three Pillars Funding Corp.
5.25%, 10/1/07	4,982,138	4,982,138

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	$498,432	$498,432

Total Short-Term Investments of Cash Collateral for Securities Loaned		138,874,376

Time Deposit (0.9%)
JPMorgan Chase Nassau
4.43%, 10/1/07	3,994,599	3,994,599

Total Short-Term Investments (33.5%) (Amortized Cost $142,868,975)		142,868,975

Total Investments (132.9%) (Cost/Amortized Cost $534,753,852)		565,842,956
Other Assets Less Liabilities (-32.9%)		(140,167,756)

Net Assets (100%)		$425,675,200

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$449,547,680
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$330,363,954
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$51,973,974
Aggregate gross unrealized depreciation	(20,884,870)

Net unrealized appreciation	$31,089,104

Federal income tax cost of investments	$534,753,852

At September 30, 2007, the Portfolio had loaned securities with a total value of $134,485,529. This was secured by collateral of $138,874,376 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $560 as brokerage commissions with Raymond James & Associates, Inc., and $7,358 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $9,518,049 which expires in the year 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (0.1%)
Gentex Corp.^	114,050	$2,445,232

Automobiles (1.0%)
Monaco Coach Corp.^	323,800	4,542,914
Thor Industries, Inc.^	198,200	8,917,018
Winnebago Industries, Inc.^	215,500	5,146,140

		18,606,072

Distributors (0.2%)
Building Materials Holding Corp.^	434,100	4,592,778

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc.*	182,500	7,818,300
Matthews International Corp., Class A	289,900	12,697,620
Regis Corp	288,000	9,190,080

		29,706,000

Hotels, Restaurants & Leisure (1.8%)
Bally Technologies, Inc.*	324,000	11,479,320
Bob Evans Farms, Inc.^	51,900	1,566,342
Morton’s Restaurant Group, Inc.*^	305,425	4,856,257
Rare Hospitality International, Inc.*	156,700	5,971,837
Red Robin Gourmet Burgers, Inc.*	243,889	10,462,838

		34,336,594

Household Durables (1.8%)
Bassett Furniture Industries, Inc	19,600	203,448
Ethan Allen Interiors, Inc.^	445,600	14,566,664
Hooker Furniture Corp.^	246,400	4,932,928
La-Z-Boy, Inc.^	337,600	2,491,488
M.D.C. Holdings, Inc.^	118,300	4,843,202
M/I Homes, Inc.^	285,700	3,968,373
Russ Berrie & Co., Inc.*^	33,300	559,440
Sealy Corp.^	163,900	2,301,156

		33,866,699

Leisure Equipment & Products (0.6%)
Brunswick Corp	201,800	4,613,148
Polaris Industries, Inc	146,108	6,373,231

		10,986,379

Media (0.9%)
Entercom Communications Corp., Class A^	237,800	4,596,674
Entravision Communications Corp., Class A*	735,000	6,776,700
Lions Gate Entertainment Corp.*^	503,700	5,193,147

		16,566,521

Multiline Retail (0.3%)
Fred’s, Inc., Class A^	199,500	2,100,735
Tuesday Morning Corp.^	388,700	3,494,413

		5,595,148

Specialty Retail (4.8%)
Aeropostale, Inc.*	287,300	5,475,938
Brown Shoe Co., Inc	918,264	17,814,322
Charming Shoppes, Inc.*^	673,300	5,655,720
Christopher & Banks Corp.^	324,500	3,932,940
Dress Barn, Inc.*^	103,306	1,757,235
Group 1 Automotive, Inc.^	72,600	2,437,182
Guitar Center, Inc.*	153,500	9,102,550
HOT Topic, Inc.*	286,200	2,135,052
Men’s Wearhouse, Inc	73,700	3,723,324
Pacific Sunwear of California, Inc.*	560,000	8,288,000
Pier 1 Imports, Inc.*^	34,800	164,604
Stein Mart, Inc.^	1,178,800	8,970,668
TravelCenters of America LLC*	494,400	16,117,440
West Marine, Inc.*^	335,300	3,872,715
Zale Corp.*^	84,100	1,946,074

		91,393,764

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*^	524,700	10,467,765
Timberland Co., Class A*^	135,100	2,561,496
Warnaco Group, Inc.*	201,700	7,880,419

		20,909,680

Total Consumer Discretionary		269,004,867

Consumer Staples (1.5%)
Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.^	242,800	6,725,560
Pantry, Inc.*^	157,104	4,026,576

		10,752,136

Household Products (0.4%)
Central Garden & Pet Co., Class A*	802,500	7,206,450

Personal Products (0.3%)
Prestige Brands Holdings, Inc.*^	481,700	5,289,066

Tobacco (0.2%)
Universal Corp.^	101,000	4,943,950

Total Consumer Staples		28,191,602

Energy (6.4%)
Energy Equipment & Services (3.0%)
Atwood Oceanics, Inc.*	49,500	3,789,720
Bristow Group, Inc.*^	100,000	4,371,000
CARBO Ceramics, Inc	146,400	7,426,872
Complete Production Services, Inc.*	618,500	12,666,880
Global Industries Ltd.*	78,400	2,019,584
Hercules Offshore, Inc.*	186,800	4,877,348
Oil States International, Inc.*	125,000	6,037,500
Rowan Cos., Inc	59,000	2,158,220
Tidewater, Inc	27,600	1,734,384
Unit Corp.*	60,800	2,942,720
W-H Energy Services, Inc.*	136,400	10,059,500

		58,083,728

Oil, Gas & Consumable Fuels (3.4%)
Brigham Exploration Co.*^	1,034,500	6,134,585
Forest Oil Corp.*^	185,500	7,983,920
Foundation Coal Holdings, Inc	256,800	10,066,560
General Maritime Corp.^	17,100	477,261
Goodrich Petroleum Corp.*	180,500	5,721,850
Helix Energy Solutions Group, Inc.*^	127,700	5,422,142
Overseas Shipholding Group, Inc.	72,600	5,577,858
Teekay Corp.^	39,346	2,313,938
TXCO Resources Inc.*^	1,428,174	12,796,439
VENOCO, Inc.*	456,700	7,832,405

		64,326,958

Total Energy		122,410,686

Financials (18.5%)
Capital Markets (1.5%)
Apollo Investment Corp.^	265,800	5,528,640
Knight Capital Group, Inc., Class A*	289,798	3,465,984
Penson Worldwide, Inc.*^	293,200	5,418,336
Waddell & Reed Financial, Inc	539,000	14,569,170

		28,982,130

Commercial Banks (5.7%)
AMCORE Financial, Inc.^	221,500	5,519,780
Bank of the Ozarks, Inc.^	406,900	12,422,657
Chemical Financial Corp.^	187,300	4,542,025
First Community Bancorp, Inc./California^	319,701	17,490,842
First Indiana Corp	91,800	2,875,176

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Intervest Bancshares Corp	231,919	$5,739,995
Macatawa Bank Corp.^	393,581	5,325,151
Peoples Bancorp, Inc./Ohio^	88,500	2,316,930
Prosperity Bancshares, Inc	494,200	16,387,672
Provident Bankshares Corp.^	196,800	6,165,744
Texas Capital Bancshares, Inc.*	446,200	9,700,388
United Bankshares, Inc.^	76,469	2,327,717
Wintrust Financial Corp.^	422,325	18,029,054

		108,843,131

Consumer Finance (0.4%)
Dollar Financial Corp.*^	138,850	3,961,390
United PanAm Financial Corp.*^	529,861	4,366,055

		8,327,445

Diversified Financial Services (0.7%)
Duff & Phelps Corp., Class A*	168,200	3,086,470
Genesis Lease Ltd. (ADR)	385,700	9,596,216

		12,682,686

Insurance (4.2%)
American National Insurance Co.	21,000	2,762,550
Arthur J. Gallagher & Co.^	137,500	3,983,375
Aspen Insurance Holdings Ltd	361,000	10,075,510
Castlepoint Holdings Ltd	519,347	5,972,490
Erie Indemnity Co., Class A	22,100	1,350,973
IPC Holdings Ltd.^	225,700	6,511,445
Max Capital Group Ltd	408,800	11,462,752
Montpelier Reinsurance Holdings Ltd.^	358,200	6,340,140
National Financial Partners Corp.	104,900	5,557,602
Navigators Group, Inc.*^	101,890	5,527,533
Protective Life Corp	126,700	5,377,148
RLI Corp	70,900	4,021,448
Security Capital Assurance Ltd.^	160,700	3,670,388
StanCorp Financial Group, Inc	67,200	3,327,072
Tower Group, Inc	184,969	4,842,488

		80,782,914

Real Estate Investment Trusts (REITs) (4.4%)
Arbor Realty Trust, Inc. (REIT) .	124,700	2,355,583
Corporate Office Properties Trust/Maryland (REIT)^	398,200	16,577,066
Cousins Properties, Inc. (REIT)^	557,400	16,365,264
Digital Realty Trust, Inc. (REIT)	176,000	6,932,640
Extra Space Storage, Inc. (REIT)^	364,200	5,605,038
JER Investors Trust, Inc. (REIT)^	378,000	4,706,100
LaSalle Hotel Properties (REIT)^	63,300	2,663,664
MFA Mortgage Investments, Inc. (REIT)	1,874,400	15,088,920
Newcastle Investment Corp. (REIT)^	212,800	3,749,536
Sunstone Hotel Investors, Inc. (REIT)^	177,100	4,540,844
Washington Real Estate Investment Trust (REIT)^	139,100	4,615,338

		83,199,993

Thrifts & Mortgage Finance (1.6%)
BankUnited Financial Corp., Class A^	474,800	7,378,392
Brookline Bancorp, Inc.^	529,400	6,135,746
Corus Bankshares, Inc.^	186,200	2,424,324
NewAlliance Bancshares, Inc.^	333,100	4,889,908
PMI Group, Inc.^	81,200	2,655,240
Trustco Bank Corp./New York^	615,000	6,721,950

		30,205,560

Total Financials		353,023,859

Health Care (4.2%)
Biotechnology (0.4%)
Angiotech Pharmaceuticals, Inc.*	1,209,900	7,586,073

Health Care Equipment & Supplies (1.9%)
American Medical Systems Holdings, Inc.*	433,000	7,339,350
HealthTronics, Inc.*^	1,001,500	5,107,650
STERIS Corp	163,600	4,471,188
Symmetry Medical, Inc.*^	917,900	15,328,930
West Pharmaceutical Services, Inc.^	94,400	3,932,704

		36,179,822

Health Care Providers & Services (1.3%)
Five Star Quality Care, Inc.*^‡	1,653,900	13,595,058
Magellan Health Services, Inc.*	162,000	6,573,960
PSS World Medical, Inc.*	267,400	5,115,362

		25,284,380

Life Sciences Tools & Services (0.6%)
PharmaNet Development Group, Inc.*	349,300	10,140,179

Total Health Care		79,190,454

Industrials (18.9%)
Aerospace & Defense (0.6%)
AAR Corp.*^	180,235	5,468,330
Applied Signal Technology, Inc.^	444,015	6,003,083

		11,471,413

Air Freight & Logistics (0.3%)
ABX Air, Inc.*^	820,190	5,806,945

Airlines (0.5%)
Alaska Air Group, Inc.*^	225,200	5,199,868
SkyWest, Inc	202,400	5,094,408

		10,294,276

Building Products (2.5%)
American Woodmark Corp.^	130,600	3,237,574
Apogee Enterprises, Inc.^	291,500	7,561,510
Builders FirstSource, Inc.*^	435,200	4,691,456
Gibraltar Industries, Inc.^	414,000	7,659,000
Insteel Industries, Inc.^	568,100	8,720,335
NCI Building Systems, Inc.*^	123,100	5,319,151
Simpson Manufacturing Co., Inc.^	71,200	2,267,720
Universal Forest Products, Inc.^	240,600	7,193,940

		46,650,686

Commercial Services & Supplies (4.3%)
ABM Industries, Inc	176,600	3,528,468
Consolidated Graphics, Inc.*	158,900	9,977,331
G&K Services, Inc., Class A	424,700	17,072,940
Knoll, Inc	441,800	7,837,532
Korn/Ferry International*^	240,870	3,976,764
Labor Ready, Inc.*	424,800	7,863,048
Mine Safety Appliances Co.^	157,700	7,429,247
Navigant Consulting, Inc.*	788,400	9,981,144
Waste Connections, Inc.*	436,648	13,867,940

		81,534,414

Construction & Engineering (0.3%)
EMCOR Group, Inc.*	148,600	4,660,096

Electrical Equipment (2.5%)
A.O. Smith Corp.^	65,200	2,860,976
Baldor Electric Co	24,600	982,770
Brady Corp., Class A^	190,600	6,838,728
Franklin Electric Co., Inc.^	74,449	3,060,598
Genlyte Group, Inc.*^	51,700	3,322,242
Polypore International, Inc.*	893,600	12,564,016
Powell Industries, Inc.*^	71,900	2,724,291
Regal-Beloit Corp.^	310,400	14,865,056

		47,218,677

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc	91,600	$4,451,760
Teleflex, Inc	49,400	3,849,248

		8,301,008

Machinery (4.7%)
Altra Holdings, Inc.*^	1,017,900	16,968,393
Astec Industries, Inc.*^	6,700	384,915
Briggs & Stratton Corp.^	148,700	3,744,266
CIRCOR International, Inc.^	107,100	4,863,411
Graco, Inc.^	151,700	5,932,987
Kennametal, Inc	221,800	18,626,764
Mueller Industries, Inc	241,500	8,727,810
Mueller Water Products, Inc., Class A^	263,770	3,268,110
Nordson Corp.^	65,400	3,283,734
Timken Co	43,100	1,601,165
Trimas Corp.*	616,600	8,182,282
Trinity Industries, Inc.^	100,200	3,761,508
Wabash National Corp.^	541,300	6,111,277
Watts Water Technologies, Inc., Class A^	135,800	4,169,060

		89,625,682

Road & Rail (1.1%)
AMERCO, Inc.*^	82,195	5,216,095
Dollar Thrifty Automotive Group, Inc.*^	215,500	7,475,695
Genesee & Wyoming, Inc., Class A*^	195,900	5,649,756
Kansas City Southern, Inc.*^	75,900	2,441,703

		20,783,249

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc	55,800	1,720,314
Beacon Roofing Supply, Inc.*^	599,000	6,121,780
Houston Wire & Cable Co.^	706,600	12,796,526
Kaman Corp	147,330	5,091,725
Watsco, Inc	147,000	6,825,210

		32,555,555

Total Industrials		358,902,001

Information Technology (21.3%)
Communications Equipment (2.9%)
Adtran, Inc.^	164,200	3,781,526
Avocent Corp.*^	461,000	13,424,320
Comtech Telecommunications Corp.*	140,800	7,531,392
Dycom Industries, Inc.*	462,300	14,160,249
Foundry Networks, Inc.*^	283,470	5,037,262
Powerwave Technologies, Inc.*^	1,747,403	10,764,002

		54,698,751

Computers & Peripherals (0.7%)
Avid Technology, Inc.*^	188,100	5,093,748
Diebold, Inc	51,100	2,320,962
Electronics for Imaging, Inc.*^	222,700	5,981,722

		13,396,432

Electronic Equipment & Instruments (6.5%)
Benchmark Electronics, Inc.*^	922,450	22,018,882
Brightpoint, Inc.*^	1,214,500	18,229,645
Cognex Corp.^	271,800	4,827,168
Coherent, Inc.*	260,700	8,363,256
CPI International, Inc.*	666,779	12,675,469
FARO Technologies, Inc.*	85,100	3,757,165
Mettler-Toledo International, Inc.*	39,100	3,988,200
Plexus Corp.*^	973,500	26,673,900
Rofin-Sinar Technologies, Inc.*	92,300	6,480,383
Rogers Corp.*^	41,001	1,688,831
TTM Technologies, Inc.*^	1,307,916	15,132,588

		123,835,487

Internet Software & Services (1.2%)
Digital River, Inc.*^	70,200	3,141,450
United Online, Inc	783,900	11,766,339
ValueClick, Inc.*	237,900	5,343,234
Visual Sciences, Inc.*	249,500	3,602,780

		23,853,803

IT Services (4.2%)
BearingPoint, Inc.*^	825,700	3,344,085
Euronet Worldwide, Inc.*	364,600	10,854,142
infoUSA, Inc	527,000	4,895,830
Ness Technologies, Inc.*^	357,100	3,899,532
Perot Systems Corp., Class A*	595,800	10,074,978
SI International, Inc.*^	194,900	5,568,293
SRA International, Inc., Class A*	601,400	16,887,312
TNS, Inc	418,700	6,724,322
Wright Express Corp.*	476,005	17,369,422

		79,617,916

Semiconductors & Semiconductor Equipment (3.7%)
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	639,800	3,832,402
Cohu, Inc	246,300	4,618,125
Cymer, Inc.*	120,100	4,610,639
FEI Co.*	413,100	12,983,733
Mattson Technology, Inc.*	1,065,800	9,219,170
Microsemi Corp.*^	469,700	13,095,236
OmniVision Technologies, Inc.*^	165,400	3,759,542
ON Semiconductor Corp.*	622,800	7,822,368
Semtech Corp.*	501,500	10,270,720

		70,211,935

Software (2.1%)
ACI Worldwide, Inc.*^	205,413	4,590,981
Fair Isaac Corp.^	111,300	4,019,043
Lawson Software, Inc.*^	537,400	5,379,374
MicroStrategy, Inc., Class A*^	58,200	4,617,588
Secure Computing Corp.*	2,110,300	20,533,219

		39,140,205

Total Information Technology		404,754,529

Materials (7.8%)
Chemicals (2.1%)
Airgas, Inc	106,900	5,519,247
Cabot Corp	115,800	4,114,374
Hercules, Inc	851,800	17,904,836
RPM International, Inc	264,200	6,327,590
Westlake Chemical Corp.^	233,600	5,917,088

		39,783,135

Construction Materials (0.5%)
Headwaters, Inc.*^	612,018	9,106,828

Containers & Packaging (0.8%)
AptarGroup, Inc	131,800	4,991,266
Bemis Co., Inc	88,600	2,579,146
Packaging Corp. of America	232,300	6,752,961

		14,323,373

Metals & Mining (3.9%)
A.M. Castle & Co.^	459,200	14,969,920
Century Aluminum Co.*^	109,600	5,770,440
Gerdau Ameristeel Corp.^	336,800	4,024,760
Quanex Corp.^	414,600	19,477,908
Reliance Steel & Aluminum Co.	86,900	4,913,326
RTI International Metals, Inc.*	96,200	7,624,812
Schnitzer Steel Industries, Inc., Class A	147,100	10,780,959
Steel Dynamics, Inc	153,000	7,145,100

		74,707,225

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.5%)
Bowater, Inc	168,200	$2,509,544
Glatfelter (P.H.) Co.^	324,300	4,812,612
Mercer International, Inc.*^	260,600	2,462,670

		9,784,826

Total Materials		147,705,387

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
NTELOS Holdings Corp	262,300	7,727,358
PAETEC Holding Corp.*	1,098,100	13,693,307

		21,420,665

Wireless Telecommunication Services (0.4%)
USA Mobility, Inc.*	426,900	7,201,803

Total Telecommunication Services		28,622,468

Utilities (2.0%)
Electric Utilities (0.7%)
El Paso Electric Co.*	294,900	6,821,037
IDACORP, Inc.^	189,500	6,204,230
Sierra Pacific Resources	66,400	1,044,472

		14,069,739

Gas Utilities (0.6%)
Atmos Energy Corp	90,800	2,571,456
Energen Corp	60,800	3,472,896
UGI Corp	223,200	5,798,736

		11,843,088

Multi-Utilities (0.7%)
CMS Energy Corp	409,900	6,894,518
Vectren Corp.^	229,000	6,249,410

		13,143,928

Total Utilities		39,056,755

Total Common Stocks (96.2%) (Cost $1,859,937,687)		1,830,862,608

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.0%)
Federal Home Loan Bank 4.00%, 10/1/07 (o)(p)	$20,030,000	20,027,775

Short-Term Investments of Cash Collateral for Securities Loaned (9.9%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	3,097,117	3,097,117
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	2,019,859	2,019,859
Banesto S.A./Madrid
5.33%, 12/27/07	5,049,647	5,049,647
Barclays plc/Seoul
5.22%, 10/29/07	3,366,431	3,366,431
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	1,481,229	1,481,229
Beta Finance, Inc.
4.87%, 1/31/08 (l)	269,314	269,314
4.87%, 3/10/08 (l)	673,222	673,222
BNP Paribas S.A.p
5.20%, 10/1/07	7,224,361	7,224,361
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	3,231,774	3,231,774
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	2,019,859	2,019,859
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	1,576,702	1,576,702
Comerica Bank
5.78%, 3/16/09 (l)	673,226	673,226
Commerzbank AG/Frankfurt
5.20%, 10/1/07	491,499	491,499
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	930,922	930,922
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	1,750,544	1,750,544
Den Danske Bank/London
5.50%, 10/1/07	8,416,078	8,416,078
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	4,039,717	4,039,717
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	673,286	673,286
Dexia Bank
5.13%, 10/1/07	3,366,431	3,366,431
Fenway Funding LLC
5.37%, 10/2/07	3,786,317	3,786,317
Fifth Third Bancorp
5.14%, 8/22/08 (l)	201,984	201,984
First Tennessee Bank
5.77%, 8/15/08 (l)	6,059,164	6,059,164
General Electric Capital Corp.
4.90%, 3/12/10 (l)	269,314	269,314
Glitnir banki hf
5.62%, 8/15/08 (l)	3,366,431	3,366,431
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	740,615	740,615
5.37%, 8/18/08 (l)	1,346,572	1,346,572
4.91%, 3/27/09 (l)	1,885,202	1,885,202
Hartford Life, Inc.
5.80%, 9/26/08 (l)	538,629	538,629
ING Bank N.V./United States
5.85%, 12/28/07 (l)	5,049,647	5,049,647
IXIS Corporate & Investment Bank
5.28%, 10/1/07	6,732,862	6,732,862
K2 (USA) LLC
4.87%, 5/29/09 (l)	2,691,851	2,691,851
4.87%, 6/18/09 (l)	3,364,666	3,364,666
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	4,039,591	4,039,591
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	235,650	235,650
5.60%, 8/21/09 (l)	1,683,193	1,683,193
Links Finance LLC
4.87%, 6/25/09 (l)	1,009,488	1,009,488
Mane Funding Corp.
5.25%, 10/1/07	6,729,917	6,729,917
Market Street Funding Corp.
5.30%, 10/1/07	6,729,889	6,729,889
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	1,683,216	1,683,216
Monumental Global Funding II
4.86%, 4/25/08 (l)	807,943	807,943
4.93%, 5/26/10 (l)	3,164,445	3,164,445
Morgan Stanley
5.40%, 5/7/09 (l)	3,366,431	3,366,431
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	33,226,715	33,226,715
5.35%, 10/1/07 (r)	4,713,004	4,713,004
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	2,019,859	2,019,859
New York Life Insurance Co.
5.42%, 12/28/07 (l)	2,289,174	2,289,174
Pricoa Global Funding I
4.90%, 6/25/10 (l)	2,019,303	2,019,303
Rheingold Securitization Ltd.
5.35%, 10/25/07	4,982,251	4,982,251
5.35%, 1/7/08	1,642,212	1,642,212

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland plc/London
5.30%, 10/1/07	$6,732,862	$6,732,862
Simba Funding Corp.
5.25%, 10/1/07	6,729,917	6,729,917
Three Pillars Funding Corp.
5.25%, 10/1/07	6,729,917	6,729,917
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	673,286	673,286

Total Short-Term Investments of Cash Collateral for Securities Loaned		187,592,735

Time Deposit (2.9%)
JPMorgan Chase Nassau
4.43%, 10/1/07	54,450,534	54,450,534

Total Short-Term Investments (13.8%) (Cost/Amortized Cost $262,073,269)		262,071,044

Total Investments (110.0%) (Cost/Amortized Cost $2,122,010,956)		2,092,933,652
Other Assets Less Liabilities (-10.0%)		(190,878,689)

Net Assets (100%)		$1,902,054,963

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Divided Income	Realized Gain/(Loss)
Five Star Quality Care, Inc	$18,440,985	$—	$—	$13,595,058	$—	$—

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,499,618,642
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,436,016,547
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$144,890,584
Aggregate gross unrealized depreciation	(178,108,040)

Net unrealized depreciation	$(33,217,456)

Federal income tax cost of investments	$2,126,151,108

At September 30, 2007, the Portfolio had loaned securities with a total value of $180,984,617. This was secured by collateral of $187,592,735 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.8%)
Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)	15,752	$815,954

Household Durables (1.1%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	96,210	4,323,677
Sharp Corp	99,000	1,797,021
TomTom N.V.*	14,475	1,125,120

		7,245,818

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	27,319	2,544,765

Media (0.9%)
Focus Media Holding Ltd. (ADR)*^	102,909	5,970,780

Specialty Retail (0.2%)
GameStop Corp., Class A*	23,375	1,317,181

Total Consumer Discretionary.		17,894,498

Energy (1.0%)
Energy Equipment & Services (1.0%)
Cameron International Corp.*	26,570	2,452,146
National Oilwell Varco, Inc.*	7,786	1,125,077
Schlumberger Ltd	12,319	1,293,495
Tenaris S.A. (ADR)^	4,065	213,900
Weatherford International Ltd.*	17,378	1,167,454

Total Energy		6,252,072

Health Care (0.7%)
Health Care Technology (0.7%)
Cerner Corp.*^	72,536	4,338,378

Total Health Care		4,338,378

Industrials (3.7%)
Commercial Services & Supplies (1.4%)
Capita Group plc	54,427	806,229
Manpower, Inc	45,600	2,934,360
Monster Worldwide, Inc.*	57,400	1,955,044
Robert Half International, Inc	121,200	3,619,032

		9,314,665

Electrical Equipment (2.2%)
ABB Ltd. (Registered)	173,273	4,563,066
First Solar, Inc.*	20,667	2,433,333
Q-Cells AG*	9,185	939,080
Renewable Energy Corp. A/S*	44,269	2,040,500
SunPower Corp., Class A*^	33,804	2,799,647
Suntech Power Holdings Co., Ltd. (ADR)*^	37,832	1,509,497

		14,285,123

Industrial Conglomerates (0.1%)
Orkla ASA	36,673	655,063

Total Industrials		24,254,851

Information Technology (83.3%)
Communications Equipment (17.8%)
Ciena Corp.*^	24,154	919,784
Cisco Systems, Inc.*	766,280	25,371,531
Comverse Technology, Inc.*	53,100	1,051,380
Corning, Inc	843,379	20,789,292
Foundry Networks, Inc.*^	309,868	5,506,355
JDS Uniphase Corp.*^	191,900	2,870,824
Juniper Networks, Inc.*	59,577	2,181,114
Nice Systems Ltd. (ADR)*^	134,150	4,807,936
Nokia Oyj (ADR)	641,721	24,340,478
QUALCOMM, Inc	306,009	12,931,940
Research In Motion Ltd.*	72,995	7,193,657
Riverbed Technology, Inc.*^	113,039	4,565,645
Sonus Networks, Inc.*^	244,000	1,488,400
Telefonaktiebolaget LM Ericsson (Sponsored ADR)^	33,660	1,339,668

		115,358,004

Computers & Peripherals (14.4%)
Apple, Inc.*	154,303	23,691,683
EMC Corp.*	791,132	16,455,546
Hewlett-Packard Co	352,577	17,554,809
International Business Machines Corp	91,100	10,731,580
Lenovo Group Ltd	1,610,160	1,234,466
Network Appliance, Inc.*	92,231	2,481,936
SanDisk Corp.*	221,654	12,213,135
Seagate Technology	361,039	9,235,378

		93,598,533

Electronic Equipment & Instruments (3.6%)
Dolby Laboratories, Inc., Class A*	43,888	1,528,180
Hon Hai Precision Industry Co., Ltd	1,171,141	8,827,967
L-1 Identity Solutions, Inc.*^	585,244	11,031,849
Nidec Corp	25,050	1,751,199

		23,139,195

Internet Software & Services (10.5%)
Baidu.com (Sponsored ADR)*^	16,595	4,806,742
eBay, Inc.*	314,715	12,280,180
Equinix, Inc.*^	26,100	2,314,809
Google, Inc., Class A*	63,997	36,303,577
Mercadolibre, Inc.*^	36,000	1,318,680
SINA Corp.*^	80,300	3,842,355
Sohu.com, Inc.*^	16,700	629,757
Tencent Holdings Ltd	1,052,000	6,793,339

		68,289,439

IT Services (3.5%)
Accenture Ltd., Class A	78,900	3,175,725
Automatic Data Processing, Inc.	107,200	4,923,696
DST Systems, Inc.*^	56,500	4,848,265
Iron Mountain, Inc.*^	72,650	2,214,372
Paychex, Inc	39,000	1,599,000
Western Union Co	271,800	5,699,646

		22,460,704

Semiconductors & Semiconductor Equipment (20.7%)
Altera Corp	114,800	2,764,384
Applied Materials, Inc	499,895	10,347,826
Applied Micro Circuits Corp.*^	21,500	67,940
ASML Holding N.V.*	165,685	5,493,010
ASML Holding N.V. (N.Y. Shares)*^	232,069	7,625,787
Austriamicrosystems AG*	39,110	2,055,857
Broadcom Corp., Class A*	297,508	10,841,192
Chartered Semiconductor Manufacturing Ltd.*	2,839,549	2,083,547
Fairchild Semiconductor International, Inc.*^	169,300	3,162,524
Infineon Technologies AG*	208,046	3,586,657
Intel Corp	858,802	22,208,620
Intersil Corp., Class A	31,545	1,054,549
Lam Research Corp.*	145,700	7,759,982
Maxim Integrated Products, Inc.	178,800	5,247,780
MEMC Electronic Materials, Inc.*	26,588	1,564,970
NVIDIA Corp.*	252,178	9,138,931
ON Semiconductor Corp.*^	310,863	3,904,439
Samsung Electronics Co., Ltd. (GDR)^§	21,550	6,770,064
Semtech Corp.*^	85,300	1,746,944

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon-On-Insulater Technologies*	85,533	$1,605,069
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	629,334	6,368,860
Texas Instruments, Inc	254,967	9,329,243
Trident Microsystems, Inc.*^	121,200	1,925,868
Varian Semiconductor Equipment Associates, Inc.*^	69,000	3,692,880
Veeco Instruments, Inc.*^	45,219	876,344
Xilinx, Inc	107,200	2,802,208

		134,025,475

Software (12.8%)
Activision, Inc.*^	320,074	6,910,398
Adobe Systems, Inc.*	115,938	5,061,853
Amdocs Ltd.*	237,805	8,843,968
Autodesk, Inc.*	88,721	4,433,388
BladeLogic, Inc.*	6,334	162,404
Citrix Systems, Inc.*	51,044	2,058,094
Electronic Arts, Inc.*	193,500	10,834,065
McAfee, Inc.*	113,271	3,949,760
Microsoft Corp	521,905	15,375,321
Nintendo Co., Ltd	20,290	10,563,200
Oracle Corp.*	279,896	6,059,748
Perfect World Co. Ltd. (ADR)*^	46,365	1,266,228
Red Hat, Inc.*^	145,300	2,887,111
Salesforce.com, Inc.*	57,518	2,951,824
Shanda Interactive Entertainment Ltd. (ADR)*^	30,256	1,125,826
THQ, Inc.*	16,754	418,515
VMware, Inc., Class A*^	323	27,455

		82,929,158

Total Information Technology		539,800,508

Materials (0.8%)
Chemicals (0.8%)
Monsanto Co	39,437	3,381,328
Wacker Chemie AG	8,964	2,097,945

Total Materials		5,479,273

Telecommunication Services (3.0%)
Diversified Telecommunication Services (0.3%)
Level 3 Communications, Inc.*^	379,162	1,763,103

Wireless Telecommunication Services (2.7%)
China Mobile Ltd. (ADR)^	128,632	10,552,969
NII Holdings, Inc.*	84,563	6,946,851

		17,499,820

Total Telecommunication Services		19,262,923

Total Common Stocks (95.3%) (Cost $503,487,766)		617,282,503

	Number of Warrants
WARRANTS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Macquarie Bank Ltd., expiring 4/9/12*	4,000	72,000

Information Technology (0.8%)
Computers & Peripherals (0.1%)
Asustek Computer, Inc., expiring 1/19/17*§	135,600	409,919

Electronic Equipment & Instruments (0.4%)
Hon Hai Precision Industry Co., Ltd., expiring 11/17/10*§	332,654	2,507,546

Semiconductors & Semiconductor Equipment (0.3%)
MediaTek, Inc., expiring 4/9/12*§	100,957	1,817,226
RichTek Technology Corp., expiring 7/31/12*§	43,204	513,652

		2,330,878

Total Information Technology		5,248,343

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Bharti Airtel Ltd., expiring 11/18/11*§	114,013	2,697,548

Total Warrants (1.2%) (Cost $ 6,423,415 )		8,017,891

	Number of Shares
INVESTMENT COMPANY:
Exchange Traded Fund (1.1%)
iShares Goldman Sachs Technology Index Fund^ (Cost $ 6,828,651 )	117,700	7,067,885

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.2%)
Banco Bilbao Vizcaya Argentaria S.A.
5.28%, 10/1/07	$1,404,093	1,404,093
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	915,713	915,713
Banesto S.A./Madrid
5.33%, 12/27/07	2,289,282	2,289,282
Barclays plc/Seoul
5.22%, 10/29/07	1,526,188	1,526,188
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	671,523	671,523
Beta Finance, Inc.
4.87%, 1/31/08 (l)	122,095	122,095
4.87%, 3/10/08 (l)	305,208	305,208
BNP Paribas S.A.
5.20%, 10/1/07	3,275,199	3,275,199
CIT Group Holdings, Inc.
5.38%, 6/18/08 (l)	1,465,140	1,465,140
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	915,713	915,713
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	714,805	714,805
Comerica Bank
5.78%, 3/16/09 (l)	305,210	305,210
Commerzbank AG/Frankfurt
5.20%, 10/1/07	222,823	222,823
Crown Point Capital Co. LLC, Series C
5.38%, 10/18/07	422,038	422,038
DekaBank Deutsche Girozentrale
5.38%, 10/28/08 (l)	793,618	793,618
Den Danske Bank/London
5.50%, 10/1/07	3,815,470	3,815,470
Deutsche Bank AG/London
4.84%, 10/18/07 (l)	1,831,425	1,831,425
Deutsche Bank AG/New York
5.35%, 1/22/08 (l)	305,238	305,238
Dexia Bank
5.13%, 10/1/07	1,526,188	1,526,188
Fenway Funding LLC
5.37%, 10/2/07	1,716,545	1,716,545

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bancorp
5.14%, 8/22/08 (l)	$91,570	$91,570
First Tennessee Bank
5.77%, 8/15/08 (l)	2,746,951	2,746,951
General Electric Capital Corp.
4.90%, 3/12/10 (l)	122,095	122,095
Glitnir banki hf
5.62%, 8/15/08 (l)	1,526,188	1,526,188
Goldman Sachs Group, Inc.
5.73%, 12/3/07 (l)	335,761	335,761
5.37%, 8/18/08 (l)	610,475	610,475
4.91%, 3/27/09 (l)	854,665	854,665
Hartford Life, Inc.
5.80%, 9/26/08 (l)	244,190	244,190
ING Bank N.V./United States
5.85%, 12/28/07 (l)	2,289,282	2,289,282
IXIS Corporate & Investment Bank
5.28%, 10/1/07	3,052,376	3,052,376
K2 (USA) LLC
4.87%, 5/29/09 (l)	1,220,364	1,220,364
4.87%, 6/18/09 (l)	1,525,388	1,525,388
Kommunalkredit Austria AG
5.83%, 7/8/08 (l)	1,831,368	1,831,368
Lehman Brothers Holdings, Inc.
5.50%, 12/28/07 (l)	106,833	106,833
5.60%, 8/21/09 (l)	763,084	763,084
Links Finance LLC
4.87%, 6/25/09 (l)	457,656	457,656
Mane Funding Corp.
5.25%, 10/1/07	3,051,040	3,051,040
Market Street Funding Corp.
5.30%, 10/1/07	3,051,028	3,051,028
MBIA Global Funding LLC
4.87%, 3/30/09 (l)	763,094	763,094
Monumental Global Funding II
4.86%, 4/25/08 (l)	366,285	366,285
4.93%, 5/26/10 (l)	1,434,617	1,434,617
Morgan Stanley
5.40%, 5/7/09 (l)	1,526,188	1,526,188
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	15,063,491	15,063,491
5.35%, 10/1/07 (r)	2,136,663	2,136,663
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	915,713	915,713
New York Life Insurance Co.
5.42%, 12/28/07 (l)	1,037,808	1,037,808
Pricoa Global Funding I
4.90%, 6/25/10 (l)	915,461	915,461
Rheingold Securitization Ltd.
5.35%, 10/25/07	2,258,728	2,258,728
5.35%, 1/7/08	744,505	744,505
Royal Bank of Scotland plc/London
5.30%, 10/1/07	3,052,376	3,052,376
Simba Funding Corp.
5.25%, 10/1/07	3,051,040	3,051,040
Three Pillars Funding Corp.
5.25%, 10/1/07	3,051,040	3,051,040
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	305,238	305,238

Total Short-Term Investments of Cash Collateral for Securities Loaned		85,046,075

Time Deposit (3.7%)
JPMorgan Chase Nassau
4.43%, 10/1/07	24,138,344	24,138,344

Total Short-Term Investments (16.9%) (Amortized Cost $109,184,419)		109,184,419

Total Investments (114.5%) (Cost/Amortized Cost $625,924,251)		741,552,698
Other Assets Less Liabilities (-14.5%)		(93,770,253)

Net Assets (100%)		$647,782,445

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $14,715,955 or 2.27% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$550,706,164
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$559,913,267

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,009,083
Aggregate gross unrealized depreciation	(6,791,279)

Net unrealized appreciation	$105,217,804

Federal income tax cost of investments	$636,334,894

At September 30, 2007, the Portfolio had loaned securities with a total value of $83,251,431. This was secured by collateral of $85,046,075 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,231 as brokerage commissions with BNP Paribas, and $1,150 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $143,918,720 of which $118,265,703 expires in the year 2009, and $25,653,017 expires in the year 2010. Included in the capital loss carryforward amounts are $143,918,720 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitation on pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	243,767	$2,525,058
EQ/Equity 500 Index Portfolio‡	97,616	2,754,362
EQ/International ETF Portfolio‡	137,893	1,713,958
EQ/Small Company Index Portfolio‡	52,931	704,812
EQ/Van Kampen Emerging Markets Equity Portfolio‡	25,087	534,483
Multimanager Aggressive Equity Portfolio‡	27,087	896,901
Multimanager High Yield Portfolio‡	99,353	578,517
Multimanager Large Cap Value Portfolio‡	27,077	374,776
Multimanager Mid Cap Growth Portfolio‡	5,206	53,456
Multimanager Mid Cap Value Portfolio‡	24,431	260,908

Total Investment Companies (97.3%) (Cost $9,887,835)		10,397,231

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $155,708 )	$155,708	155,708

Total Investments (98.8%) (Cost/Amortized Cost $10,043,543 )		10,552,939
Other Assets Less Liabilities (1.2%)		128,608

Net Assets (100%)		$10,681,547

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$590,446	$2,016,770	$140,543	$2,525,058	$823	$(1,722)
EQ/Equity 500 Index Portfolio	729,443	2,125,726	225,520	2,754,362	—	26,911
EQ/International ETF Portfolio	406,244	1,273,457	79,946	1,713,958	3,283	12,730
EQ/Small Company Index Portfolio	213,442	526,504	34,760	704,812	—	4,769
EQ/Van Kampen Emerging Markets Equity Portfolio	123,549	337,392	19,377	534,483	—	13,909
Multimanager Aggressive Equity Portfolio	210,032	677,071	65,548	896,901	—	13,559
Multimanager High Yield Portfolio	124,304	475,415	30,669	578,517	89	(23)
Multimanager Large Cap Value Portfolio	82,198	314,896	32,623	374,776	—	7,017
Multimanager Mid Cap Growth Portfolio	12,640	39,871	2,630	53,456	—	766
Multimanager Mid Cap Value Portfolio	36,329	240,505	15,994	260,908	—	2,965

	$2,528,627	$8,027,607	$647,610	$10,397,231	$4,195	$80,881

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$8,027,607
Net Proceeds of Sales and Redemptions:
Investment Companies	$711,693

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,192
Aggregate gross unrealized depreciation	(1,827)

Net unrealized appreciation	$509,365

Federal income tax cost of investments	$10,043,574

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	214,077	$2,217,518
EQ/Equity 500 Index Portfolio‡	165,649	4,673,989
EQ/International ETF Portfolio‡	219,627	2,729,876
EQ/Small Company Index Portfolio‡	86,102	1,146,503
EQ/Van Kampen Emerging Markets Equity Portfolio‡	38,203	813,927
Multimanager Aggressive Equity Portfolio‡	38,254	1,266,688
Multimanager High Yield Portfolio‡	71,047	413,695
Multimanager Large Cap Value Portfolio‡	38,832	537,476
Multimanager Mid Cap Growth Portfolio‡	10,651	109,363
Multimanager Mid Cap Value Portfolio‡	34,921	372,924

Total Investment Companies (99.2%) (Cost $13,625,780)		14,281,959

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $97,586 )	$97,586	97,586

Total Investments (99.9%) (Cost/Amortized Cost $13,723,366 )		14,379,545
Other Assets Less Liabilities (0.1%)		10,714

Net Assets (100%)		$14,390,259

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$419,954	$1,893,149	$147,449	$2,217,518	$754	$(932)
EQ/Equity 500 Index Portfolio	929,557	3,834,174	266,595	4,673,989	—	25,658
EQ/International ETF Portfolio	500,546	2,230,143	150,266	2,729,876	5,477	22,426
EQ/Small Company Index Portfolio	248,595	974,672	66,426	1,146,503	—	7,471
EQ/Van Kampen Emerging Markets Equity Portfolio	146,131	575,712	35,796	813,927	—	23,714
Multimanager Aggressive Equity Portfolio	223,593	1,008,604	66,934	1,266,688	—	12,274
Multimanager High Yield Portfolio	79,148	357,404	28,632	413,695	65	(277)
Multimanager Large Cap Value Portfolio	87,490	471,712	32,433	537,476	—	7,334
Multimanager Mid Cap Growth Portfolio	20,164	89,378	6,254	109,363	—	1,695
Multimanager Mid Cap Value Portfolio	43,284	355,087	22,502	372,924	—	4,031

	$2,698,462	$11,790,035	$823,287	$14,281,959	$6,296	$103,394

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$11,790,035
Net Proceeds of Sales and Redemptions:
Investment Companies	$899,975

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$670,161
Aggregate gross unrealized depreciation	(13,982)

Net unrealized appreciation	$656,179

Federal income tax cost of investments	$13,723,366

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	50,711	$525,289
EQ/Equity 500 Index Portfolio‡	107,426	3,031,160
EQ/International ETF Portfolio‡	141,830	1,762,884
EQ/Small Company Index Portfolio‡	53,280	709,450
EQ/Van Kampen Emerging Markets Equity Portfolio‡	24,776	527,859
Multimanager Aggressive Equity Portfolio‡	21,273	704,397
Multimanager High Yield Portfolio‡	28,493	165,912
Multimanager Large Cap Value Portfolio‡	21,677	300,029
Multimanager Mid Cap Growth Portfolio‡	7,916	81,280
Multimanager Mid Cap Value Portfolio‡	17,731	189,355

Total Investment Companies (99.7%) (Cost $7,515,607)		7,997,615

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $12,386 )	$12,386	12,386

Total Investments (99.9%) (Cost/Amortized Cost $7,527,993 )		8,010,001
Other Assets Less Liabilities (0.1%)		7,764

Net Assets (100%)		$8,017,765

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$117,488	$411,958	$15,961	$525,289	$167	$(270)
EQ/Equity 500 Index Portfolio	707,530	2,267,265	79,891	3,031,160	—	8,427
EQ/International ETF Portfolio	380,353	1,315,040	45,340	1,762,884	3,358	8,155
EQ/Small Company Index Portfolio	182,456	548,635	20,021	709,450	—	4,136
EQ/Van Kampen Emerging Markets Equity Portfolio	105,791	343,274	10,110	527,859	—	11,680
Multimanager Aggressive Equity Portfolio	145,217	514,138	16,985	704,397	—	3,148
Multimanager High Yield Portfolio	34,364	134,236	5,212	165,912	24	5
Multimanager Large Cap Value Portfolio	59,069	240,492	8,170	300,029	—	3,088
Multimanager Mid Cap Growth Portfolio	17,628	60,716	2,166	81,280	—	1,044
Multimanager Mid Cap Value Portfolio	25,507	170,316	6,352	189,355	—	2,236

	$1,175,403	$6,006,070	$210,208	$7,997,615	$3,549	$41,649

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$6,006,070
Net Proceeds of Sales and Redemptions:
Investment Companies	$236,167

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,862
Aggregate gross unrealized depreciation	(854)

Net unrealized appreciation	$482,008

Federal income tax cost of investments	$7,527,993

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	82,947	$2,340,468
EQ/International ETF Portfolio‡	108,649	1,350,460
EQ/Small Company Index Portfolio‡	40,270	536,215
EQ/Van Kampen Emerging Markets Equity Portfolio‡	19,180	408,636
Multimanager Aggressive Equity Portfolio‡	14,542	481,519
Multimanager Large Cap Value Portfolio‡	14,913	206,418
Multimanager Mid Cap Growth Portfolio‡	6,801	69,834
Multimanager Mid Cap Value Portfolio‡	11,879	126,857

Total Investment Companies (99.5%) (Cost $5,204,596)		5,520,407

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 4.43%, 10/1/07 (Amortized Cost $19,780 )	$19,780	19,780

Total Investments (99.9%) (Cost/Amortized Cost $5,224,376 )		5,540,187
Other Assets Less Liabilities (0.1%)		5,577

Net Assets (100%)		$5,545,764

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain
EQ/Equity 500 Index Portfolio	$699,297	$1,749,316	$194,848	$2,340,468	$—	$23,455
EQ/International ETF Portfolio	379,540	999,779	104,224	1,350,460	2,709	19,010
EQ/Small Company Index Portfolio	178,057	405,734	43,919	536,215	—	5,221
EQ/Van Kampen Emerging Markets Equity Portfolio	107,285	262,807	23,974	408,636	—	15,332
Multimanager Aggressive Equity Portfolio	129,883	351,972	36,333	481,519	—	8,134
Multimanager Large Cap Value Portfolio	55,855	163,888	17,658	206,418	—	3,851
Multimanager Mid Cap Growth Portfolio	19,654	51,805	5,679	69,834	—	1,380
Multimanager Mid Cap Value Portfolio	25,254	113,004	10,995	126,857	—	1,889

	$1,594,825	$4,098,305	$437,630	$5,520,407	$2,709	$78,272

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$4,098,305
Net Proceeds of Sales and Redemptions:
Investment Companies	$503,455
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$318,626
Aggregate gross unrealized depreciation	(2,845)

Net unrealized appreciation	$315,781

Federal income tax cost of investments	$5,224,406

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

Note 1 Valuation

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

September 30, 2007 (Unaudited)

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

November 29, 2007

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer

November 29, 2007